UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

First Trust Exchange-Traded Fund III
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

First Trust Horizon Managed Volatility Developed International ETF (HDMV)

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

Semi-Annual Report
For the Six Months Ended
January 31, 2023

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2023

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Managed Volatility Funds of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2023.
Given recent inflation data, the Federal Reserve’s (the “Fed”) monetary policy remains front and center in most discussions regarding the outlook of the U.S. economy. Annual revisions to the Consumer Price Index released on February 10, 2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian Wesbury, Chief Economist at First Trust. Additionally, “core” inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to 4.3% over the period. Furthermore, January’s 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S. consumer can remain healthy enough to help ward off an economic recession.
As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product (“GDP”). Crucially, recent data regarding consumer health has been mixed, in my opinion. On one hand, the Commerce Department reported that in December 2022, the U.S. savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December’s savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of 8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.
I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HUSV.” The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	5 Years Ended 1/31/23	Inception (8/24/16) to 1/31/23	5 Years Ended 1/31/23	Inception (8/24/16) to 1/31/23
Fund Performance
NAV	0.00%	-1.81%	8.53%	9.61%	50.57%	80.50%
Market Price	-0.04%	-1.78%	8.52%	9.60%	50.53%	80.44%
Index Performance
S&P 500® Index	-0.44%	-8.22%	9.54%	12.27%	57.71%	110.63%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Domestic ETF (HUSV) (Continued)
Sector Allocation	% of Total Investments
Consumer Staples	18.0%
Health Care	14.5
Information Technology	14.0
Financials	13.1
Utilities	12.6
Industrials	12.3
Consumer Discretionary	8.0
Real Estate	3.7
Communication Services	2.2
Materials	0.8
Energy	0.8
Total	100.0%
Top Ten Holdings	% of Total Investments
Cisco Systems, Inc.	2.6%
Automatic Data Processing, Inc.	2.4
International Business Machines Corp.	2.4
Johnson & Johnson	2.3
Jack Henry & Associates, Inc.	2.3
Merck & Co., Inc.	2.2
McDonald’s Corp.	2.2
Roper Technologies, Inc.	2.2
Paychex, Inc.	2.2
Bristol-Myers Squibb Co.	2.1
Total	22.9%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The term “developed market companies” means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol  “HDMV.” The first day of secondary market trading in shares of the Fund was August 25, 2016.
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	5 Years Ended 1/31/23	Inception (8/24/16) to 1/31/23	5 Years Ended 1/31/23	Inception (8/24/16) to 1/31/23
Fund Performance
NAV	2.23%	-4.46%	-1.36%	2.23%	-6.62%	15.22%
Market Price	2.17%	-4.70%	-1.48%	2.20%	-7.19%	15.04%
Index Performance
MSCI EAFE Index	9.52%	-2.83%	2.13%	5.90%	11.12%	44.67%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV) (Continued)
Sector Allocation	% of Total Investments
Industrials	20.7%
Financials	20.0
Consumer Staples	15.4
Communication Services	13.5
Utilities	7.0
Real Estate	6.8
Health Care	6.1
Consumer Discretionary	4.5
Information Technology	3.5
Materials	1.8
Energy	0.7
Total	100.0%
Top Ten Holdings	% of Total Investments
Singapore Airlines Ltd.	2.0%
Oversea-Chinese Banking Corp., Ltd.	2.0
MTR Corp., Ltd.	2.0
McDonald’s Holdings Co., Japan Ltd.	2.0
Singapore Exchange Ltd.	1.9
Singapore Technologies Engineering Ltd.	1.9
Power Assets Holdings Ltd.	1.7
Orange S.A.	1.6
Swisscom AG	1.5
Novartis AG	1.5
Total	18.1%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
The investment objective of First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HSMV.” The first day of secondary market trading in shares of the Fund was April 7, 2020.
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	Inception (4/6/20) to 1/31/23	Inception (4/6/20) to 1/31/23
Fund Performance
NAV	3.13%	1.88%	18.17%	60.19%
Market Price	3.10%	1.69%	18.15%	60.09%
Index Performance
S&P 1000® Index	5.43%	1.35%	26.12%	92.49%
(See Notes to Fund Performance Overview on page 9.)

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV) (Continued)
Sector Allocation	% of Total Investments
Financials	21.1%
Industrials	19.6
Real Estate	16.7
Utilities	9.6
Information Technology	7.8
Health Care	6.8
Consumer Discretionary	6.5
Materials	5.3
Consumer Staples	5.1
Communication Services	1.5
Energy	0.0*
Total	100.0%

*	Amount is less than 0.01%.
Top Ten Holdings	% of Total Investments
Envista Holdings Corp.	0.6%
Timken (The) Co.	0.6
Lamar Advertising Co., Class A	0.6
Columbia Sportswear Co.	0.6
Kilroy Realty Corp.	0.6
CommVault Systems, Inc.	0.6
H&R Block, Inc.	0.6
ITT, Inc.	0.6
Healthcare Realty Trust, Inc.	0.6
Knight-Swift Transportation Holdings, Inc.	0.6
Total	6.0%

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Horizon Managed Volatility Domestic ETF (“HUSV”), the First Trust Horizon Managed Volatility Developed International ETF (“HDMV”), and the First Trust Horizon Managed Volatility Small/Mid ETF (“HSMV”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) serves as the investment sub-advisor to the Funds.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Michael Dickson, PhD, Head of Research and Product Development and Portfolio Manager of Horizon
Scott Ladner, Chief Investment Officer and Portfolio Manager of Horizon
Steven Clark, PhD, Portfolio Manager of Horizon
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since each Fund’s inception.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2023 (Unaudited)
As a shareholder of First Trust Horizon Managed Volatility Domestic ETF, First Trust Horizon Managed Volatility Developed International ETF or First Trust Horizon Managed Volatility Small/Mid ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Actual	$1,000.00	$1,000.00	0.70%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Actual	$1,000.00	$1,022.30	0.80%	$4.08
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Actual	$1,000.00	$1,031.30	0.80%	$4.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	0.80%	$4.08

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.1%
	Aerospace & Defense – 3.2%
5,147	General Dynamics Corp.	$1,199,560
2,307	Lockheed Martin Corp.	1,068,741
9,712	Raytheon Technologies Corp.	969,743
		3,238,044
	Beverages – 4.9%
30,355	Coca-Cola (The) Co.	1,861,369
34,198	Keurig Dr. Pepper, Inc.	1,206,505
10,893	PepsiCo, Inc.	1,862,921
		4,930,795
	Biotechnology – 2.9%
7,769	AbbVie, Inc.	1,147,870
6,841	Amgen, Inc.	1,726,668
		2,874,538
	Capital Markets – 1.3%
7,521	CME Group, Inc.	1,328,660
	Commercial Services & Supplies – 3.8%
14,335	Republic Services, Inc.	1,789,295
12,885	Waste Management, Inc.	1,993,696
		3,782,991
	Communications Equipment – 2.6%
52,912	Cisco Systems, Inc.	2,575,227
	Containers & Packaging – 0.8%
69,702	Amcor PLC	840,606
	Distributors – 1.3%
8,001	Genuine Parts Co.	1,342,728
	Diversified Financial Services – 1.5%
4,963	Berkshire Hathaway, Inc., Class B (a)	1,546,074
	Diversified Telecommunication Services – 1.3%
32,070	Verizon Communications, Inc.	1,333,150
	Electric Utilities – 6.3%
14,063	Duke Energy Corp.	1,440,754
13,289	Evergy, Inc.	832,556
35,527	FirstEnergy Corp.	1,454,830
38,258	PPL Corp.	1,132,437
21,235	Southern (The) Co.	1,437,185
		6,297,762
	Electrical Equipment – 1.1%
7,316	AMETEK, Inc.	1,060,235
	Food Products – 9.3%
12,813	Campbell Soup Co.	665,379
Shares	Description	Value

	Food Products (Continued)
12,029	Conagra Brands, Inc.	$447,359
11,773	General Mills, Inc.	922,532
7,728	Hershey (The) Co.	1,735,709
29,664	Hormel Foods Corp.	1,344,076
9,189	J.M. Smucker (The) Co.	1,404,079
12,092	Kellogg Co.	829,269
10,102	Kraft Heinz (The) Co.	409,434
23,867	Mondelez International, Inc., Class A	1,561,856
		9,319,693
	Health Care Equipment & Supplies – 1.1%
4,409	Becton Dickinson and Co.	1,112,038
	Health Care Providers & Services – 3.9%
3,474	McKesson Corp.	1,315,534
8,301	Quest Diagnostics, Inc.	1,232,533
2,632	UnitedHealth Group, Inc.	1,313,868
		3,861,935
	Hotels, Restaurants & Leisure – 3.6%
8,344	McDonald’s Corp.	2,231,186
10,685	Yum! Brands, Inc.	1,394,499
		3,625,685
	Household Products – 2.5%
11,022	Kimberly-Clark Corp.	1,432,970
7,623	Procter & Gamble (The) Co.	1,085,363
		2,518,333
	Industrial Conglomerates – 1.0%
4,818	Honeywell International, Inc.	1,004,457
	Insurance – 10.2%
20,794	Aflac, Inc.	1,528,359
5,501	Chubb Ltd.	1,251,422
11,036	Globe Life, Inc.	1,333,701
24,127	Loews Corp.	1,483,328
16,693	MetLife, Inc.	1,218,923
8,120	Progressive (The) Corp.	1,107,162
6,395	Travelers (The) Cos., Inc.	1,222,212
4,190	Willis Towers Watson PLC	1,065,056
		10,210,163
	IT Services – 9.2%
10,534	Automatic Data Processing, Inc.	2,378,683
17,607	International Business Machines Corp.	2,372,191
12,776	Jack Henry & Associates, Inc.	2,300,830
18,784	Paychex, Inc.	2,176,314
		9,228,018

See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 2.1%
9,834	PACCAR, Inc.	$1,074,955
3,987	Snap-on, Inc.	991,686
		2,066,641
	Multi-Utilities – 6.3%
14,069	Ameren Corp.	1,222,174
34,598	CenterPoint Energy, Inc.	1,042,092
13,969	CMS Energy Corp.	882,701
15,295	Consolidated Edison, Inc.	1,457,766
8,034	DTE Energy Co.	934,917
8,378	WEC Energy Group, Inc.	787,448
		6,327,098
	Oil, Gas & Consumable Fuels – 0.8%
44,322	Kinder Morgan, Inc.	811,092
	Pharmaceuticals – 6.7%
28,737	Bristol-Myers Squibb Co.	2,087,743
14,310	Johnson & Johnson	2,338,540
20,878	Merck & Co., Inc.	2,242,506
		6,668,789
	Professional Services – 1.1%
11,577	Leidos Holdings, Inc.	1,144,271
	Software – 2.2%
5,112	Roper Technologies, Inc.	2,181,546
	Specialty Retail – 3.0%
370	AutoZone, Inc. (a)	902,375
1,468	O’Reilly Automotive, Inc. (a)	1,163,170
11,376	TJX (The) Cos., Inc.	931,239
		2,996,784
	Tobacco – 1.3%
19,637	Altria Group, Inc.	884,450
3,496	Philip Morris International, Inc.	364,423
		1,248,873
	Wireless Telecommunication Services – 0.8%
5,515	T-Mobile US, Inc. (a)	823,445
	Total Common Stocks	96,299,671
	(Cost $92,419,959)
REAL ESTATE INVESTMENT TRUSTS – 3.7%
	Equity Real Estate Investment Trusts – 3.7%
8,284	Camden Property Trust	1,020,672
22,338	Realty Income Corp.	1,515,186
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
33,755	VICI Properties, Inc.	$1,153,746
	Total Real Estate Investment Trusts	3,689,604
	(Cost $3,662,760)
	Total Investments – 99.8%	99,989,275
	(Cost $96,082,719)
	Net Other Assets and Liabilities – 0.2%	234,653
	Net Assets – 100.0%	$100,223,928

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 96,299,671	$ 96,299,671	$ —	$ —
Real Estate Investment Trusts*	3,689,604	3,689,604	—	—
Total Investments	$ 99,989,275	$ 99,989,275	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.2%
	Australia – 7.7%
67,959	Aurizon Holdings Ltd. (b)	$177,629
28,859	Brambles Ltd. (b)	245,404
33,306	Coles Group Ltd. (b)	418,911
2,300	Commonwealth Bank of Australia (b)	179,543
1,087	CSL Ltd. (b)	229,521
29,806	Endeavour Group Ltd. (b)	139,956
54,739	Insurance Australia Group Ltd. (b)	190,096
10,613	National Australia Bank Ltd. (b)	239,473
107,973	Telstra Corp., Ltd. (b)	312,062
20,506	Treasury Wine Estates Ltd. (b)	211,228
9,745	Washington H Soul Pattinson & Co., Ltd. (b)	198,476
13,379	Westpac Banking Corp. (b)	225,113
13,528	Woolworths Group Ltd. (b)	345,741
		3,113,153
	Belgium – 0.7%
1,725	Groupe Bruxelles Lambert S.A. (b)	147,566
1,868	UCB S.A. (b)	153,371
		300,937
	Bermuda – 0.6%
41,606	CK Infrastructure Holdings Ltd. (b)	231,477
	Cayman Islands – 1.4%
42,675	CK Asset Holdings Ltd. (b)	272,843
45,975	CK Hutchison Holdings Ltd. (b)	292,583
		565,426
	Denmark – 1.0%
1,234	Carlsberg A.S., Class B (b)	175,181
9,951	Tryg A.S. (b)	228,356
		403,537
	France – 7.2%
964	Air Liquide S.A. (b)	153,494
6,544	Bouygues S.A. (b)	215,585
5,897	Bureau Veritas S.A. (b)	168,604
9,507	Carrefour S.A. (b)	180,833
4,018	Edenred (b)	218,858
1,651	Eiffage S.A. (b)	176,344
11,022	Getlink SE (b)	186,424
3,895	La Francaise des Jeux SAEM (b) (c) (d)	166,659
60,365	Orange S.A. (b)	638,828
548	Pernod Ricard S.A. (b)	113,453
1,586	Sanofi (b)	155,308
1,921	Sodexo S.A. (b)	190,434
1,515	Vinci S.A. (b)	171,179
15,678	Vivendi SE (b)	168,378
		2,904,381
Shares	Description	Value

	Germany – 5.3%
714	Allianz SE (b)	$170,727
1,858	Beiersdorf AG (b)	225,891
1,008	Deutsche Boerse AG (b)	180,374
13,789	Deutsche Telekom AG (b)	307,202
13,012	E.ON SE (b)	141,869
930	Hannover Rueck SE (b)	188,854
6,491	Henkel AG & Co., KGaA (b)	433,717
554	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (b)	200,109
1,209	SAP SE (b)	143,315
1,146	Symrise AG (b)	121,831
		2,113,889
	Hong Kong – 7.3%
74,500	BOC Hong Kong Holdings Ltd. (b)	260,369
41,438	CLP Holdings, Ltd. (b)	307,882
15,596	Hang Seng Bank Ltd. (b)	259,724
286,145	Hong Kong & China Gas Co., Ltd. (b)	287,295
147,580	MTR Corp., Ltd. (b)	789,776
119,959	Power Assets Holdings Ltd. (b)	678,748
25,039	Sun Hung Kai Properties Ltd. (b)	355,094
		2,938,888
	Ireland – 0.3%
1,302	Kerry Group PLC, Class A (b)	121,998
	Israel – 0.9%
82,949	Bezeq Israeli Telecommunication Corp., Ltd. (b)	137,464
1,632	Check Point Software Technologies Ltd. (e)	207,591
		345,055
	Italy – 1.6%
5,852	Assicurazioni Generali S.p.A. (b)	114,239
17,491	Infrastrutture Wireless Italiane S.p.A. (b) (c) (d)	191,680
32,253	Snam S.p.A. (b)	164,282
21,938	Terna-Rete Elettrica Nazionale S.p.A. (b)	173,570
		643,771
	Japan – 24.3%
4,400	Aeon Co., Ltd. (b)	90,207
2,600	Ajinomoto Co., Inc. (b)	85,718
6,300	ANA Holdings, Inc. (b) (e)	139,436
16,700	Asahi Kasei Corp. (b)	126,546
7,000	Astellas Pharma, Inc. (b)	103,041
4,500	Canon, Inc. (b)	99,866
1,700	Central Japan Railway Co. (b)	207,357
8,300	Chubu Electric Power Co., Inc. (b)	89,400

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Japan (Continued)
4,500	Dai Nippon Printing Co., Ltd. (b)	$106,243
800	Daito Trust Construction Co., Ltd. (b)	79,055
7,700	Daiwa House Industry Co., Ltd. (b)	184,916
29,400	Daiwa Securities Group, Inc. (b)	138,741
3,500	East Japan Railway Co. (b)	195,154
26,800	ENEOS Holdings, Inc. (b)	95,949
7,000	Hankyu Hanshin Holdings, Inc. (b)	208,057
15,700	Hulic Co., Ltd. (b)	129,051
12,300	Japan Post Bank Co., Ltd. (b)	109,284
30,100	Japan Post Holdings Co., Ltd. (b)	264,262
8,000	Japan Tobacco, Inc. (b)	163,135
2,000	Kao Corp. (b)	80,844
7,900	KDDI Corp. (b)	246,823
3,100	Keio Corp. (b)	113,784
3,000	Kintetsu Group Holdings Co., Ltd. (b)	97,695
11,300	Kirin Holdings Co., Ltd. (b)	174,130
1,200	Kobayashi Pharmaceutical Co., Ltd. (b)	86,151
2,900	Kyocera Corp. (b)	150,485
19,900	McDonald’s Holdings Co., Japan Ltd. (b)	786,197
4,200	MEIJI Holdings Co., Ltd. (b)	216,605
9,600	Mitsubishi Electric Corp. (b)	105,799
10,100	Mitsubishi Estate Co., Ltd. (b)	129,817
40,500	Mitsubishi HC Capital, Inc. (b)	206,718
4,400	Mitsui Fudosan Co., Ltd. (b)	82,472
10,900	Mizuho Financial Group, Inc. (b)	170,263
6,000	NGK Insulators Ltd. (b)	83,048
1,800	Nintendo Co., Ltd. (b)	78,044
9,900	Nippon Telegraph & Telephone Corp. (b)	296,857
13,200	Nisshin Seifun Group, Inc. (b)	165,336
1,900	Nissin Foods Holdings Co., Ltd. (b)	148,538
60,000	Nomura Holdings, Inc. (b)	239,450
4,100	Nomura Real Estate Holdings, Inc. (b)	90,366
29,400	Obayashi Corp. (b)	228,048
8,400	Odayku Electric Railway Co., Ltd. (b)	110,438
21,900	Oji Holdings Corp. (b)	90,507
4,100	Otsuka Holdings Co., Ltd. (b)	131,530
5,000	SBI Holdings, Inc. (b)	105,997
6,400	SCSK Corp. (b)	104,240
2,800	Secom Co., Ltd. (b)	166,812
8,000	Sekisui Chemical Co., Ltd. (b)	112,066
9,600	Sekisui House Ltd. (b)	181,433
34,900	Shimizu Corp. (b)	195,639
41,900	Softbank Corp. (b)	479,424
Shares	Description	Value

	Japan (Continued)
27,800	Sumitomo Chemical Co., Ltd. (b)	$106,714
1,900	Sumitomo Mitsui Financial Group, Inc. (b)	82,576
4,000	Taisei Corp. (b)	138,088
6,900	Takeda Pharmaceutical Co., Ltd. (b)	216,918
8,600	Tobu Railway Co., Ltd. (b)	201,783
15,400	Tokyu Corp. (b)	198,035
5,700	Toppan, Inc. (b)	91,839
7,600	Tosoh Corp. (b)	99,434
3,200	West Japan Railway Co. (b)	134,011
1,900	Yakult Honsha Co., Ltd. (b)	135,637
4,900	Yamato Holdings Co., Ltd. (b)	85,735
		9,761,744
	Netherlands – 3.7%
1,865	Heineken Holding N.V. (b)	153,985
2,114	Heineken N.V. (b)	211,271
6,946	Koninklijke Ahold Delhaize N.V. (b)	207,317
162,308	Koninklijke KPN N.V. (b)	554,906
4,083	QIAGEN N.V. (b) (e)	199,182
1,562	Wolters Kluwer N.V. (b)	170,294
		1,496,955
	New Zealand – 0.8%
94,612	Spark New Zealand Ltd. (b)	319,007
	Norway – 1.3%
8,429	Gjensidige Forsikring ASA (b)	151,498
26,828	Orkla ASA (b)	200,290
15,221	Telenor ASA (b)	159,343
		511,131
	Singapore – 16.0%
37,300	City Developments Ltd. (b)	236,737
19,500	DBS Group Holdings Ltd. (b)	533,837
85,500	Keppel Corp., Ltd. (b)	493,648
80,800	Oversea-Chinese Banking Corp., Ltd. (b)	798,333
178,500	Singapore Airlines Ltd. (b)	807,153
109,500	Singapore Exchange Ltd. (b)	771,266
273,200	Singapore Technologies Engineering Ltd. (b)	768,113
181,700	Singapore Telecommunications Ltd. (b)	347,985
23,600	United Overseas Bank Ltd. (b)	536,443
80,400	UOL Group Ltd. (b)	428,980
34,900	Venture Corp., Ltd. (b)	492,835
69,000	Wilmar International Ltd. (b)	214,523
		6,429,853

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain – 2.3%
6,044	ACS Actividades de Construccion y Servicios S.A. (b)	$178,865
8,908	Enagas S.A. (b)	159,732
17,403	Iberdrola S.A. (b)	204,168
9,956	Red Electrica Corp. S.A. (b)	176,210
55,118	Telefonica S.A. (b)	209,394
		928,369
	Sweden – 1.2%
4,496	Essity AB, Class B (b)	117,454
12,984	Svenska Handelsbanken AB, Class A (b)	135,397
13,408	Tele2 AB, Class B (b)	115,799
45,349	Telia Co., AB (b)	117,120
		485,770
	Switzerland – 8.9%
1,939	Baloise Holding AG (b)	318,913
3,069	Banque Cantonale Vaudoise (b)	291,730
3,768	Nestle S.A. (b)	459,730
6,467	Novartis AG (b)	584,675
790	Roche Holding AG (b)	246,615
674	Roche Holding AG (b)	246,712
3,075	Swiss Prime Site AG (b)	274,008
1,832	Swiss Re AG (b)	191,831
1,003	Swisscom AG (b)	592,628
771	Zurich Insurance Group AG (b)	381,282
		3,588,124
	United Kingdom – 5.7%
5,115	Bunzl PLC (b)	187,778
3,024	Coca-Cola Europacific Partners PLC	170,009
14,573	Compass Group PLC (b)	348,120
9,491	GSK PLC (b)	166,710
1,662	Intertek Group PLC (b)	89,328
14,423	National Grid PLC (b)	183,358
2,954	Reckitt Benckiser Group PLC (b)	210,505
6,255	RELX PLC (b)	185,829
7,374	Smiths Group PLC (b)	157,413
49,800	Tesco PLC (b)	151,361
6,394	Unilever PLC (b)	325,449
107,304	Vodafone Group PLC (b)	123,809
		2,299,669
	Total Common Stocks	39,503,134
	(Cost $39,355,381)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.2%
	Singapore – 1.2%
139,200	CapitaLand Ascendas REIT (b)	306,328
Shares	Description	Value

	Singapore (Continued)
100,700	CapitaLand Integrated Commercial Trust (b)	$164,758
	Total Real Estate Investment Trusts	471,086
	(Cost $453,867)
	Total Investments – 99.4%	39,974,220
	(Cost $39,809,248)
	Net Other Assets and Liabilities – 0.6%	252,484
	Net Assets – 100.0%	$40,226,704

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $39,596,620 or 98.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security.

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Japanese Yen	24.4%
Euro	21.3
Singapore Dollar	17.3
Hong Kong Dollar	9.4
Swiss Franc	9.0
Australian Dollar	7.8
British Pound Sterling	5.3
Norwegian Krone	1.3
Swedish Krona	1.2
Danish Krone	1.0
United States Dollar	0.9
New Zealand Dollar	0.8
Israeli Shekel	0.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Israel	$ 345,055	$ 207,591	$ 137,464	$ —
United Kingdom	2,299,669	170,009	2,129,660	—
Other Country Categories*	36,858,410	—	36,858,410	—
Real Estate Investment Trusts*	471,086	—	471,086	—
Total Investments	$ 39,974,220	$ 377,600	$ 39,596,620	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 83.1%
	Aerospace & Defense – 0.6%
1,081	Woodward, Inc.	$110,543
	Auto Components – 0.5%
3,602	Gentex Corp.	106,295
	Banks – 12.7%
3,788	Associated Banc-Corp.	84,889
1,255	Bank of Hawaii Corp.	95,995
1,641	Bank OZK	74,944
1,608	Banner Corp.	104,247
2,361	Cathay General Bancorp	103,789
1,475	Commerce Bancshares, Inc.	98,176
1,580	Community Bank System, Inc.	91,182
813	Cullen/Frost Bankers, Inc.	105,918
4,099	CVB Financial Corp.	99,278
2,914	First Financial Bankshares, Inc.	103,797
7,656	FNB Corp.	109,251
6,036	Fulton Financial Corp.	100,982
1,891	Glacier Bancorp, Inc.	86,211
1,263	Independent Bank Corp.	100,648
2,244	International Bancshares Corp.	105,176
5,533	Old National Bancorp	96,827
1,373	Prosperity Bancshares, Inc.	104,156
1,072	ServisFirst Bancshares, Inc.	73,089
4,931	Simmons First National Corp., Class A	110,011
2,902	Trustmark Corp.	84,506
1,040	UMB Financial Corp.	93,798
2,513	United Bankshares, Inc.	101,023
3,118	United Community Banks, Inc.	101,460
6,283	Valley National Bancorp	74,642
2,936	Washington Federal, Inc.	104,110
1,769	Westamerica BanCorp	98,286
		2,506,391
	Biotechnology – 0.5%
384	United Therapeutics Corp. (a)	101,057
	Building Products – 1.1%
444	Carlisle Cos., Inc.	111,382
379	Lennox International, Inc.	98,775
		210,157
	Capital Markets – 1.7%
244	Affiliated Managers Group, Inc.	42,149
334	Evercore, Inc., Class A	43,357
1,551	Janus Henderson Group PLC	40,202
1,141	Jefferies Financial Group, Inc.	44,818
1,652	SEI Investments Co.	103,134
875	Stifel Financial Corp.	58,984
		332,644
	Chemicals – 2.1%
917	Ashland, Inc.	100,201
816	Balchem Corp.	106,594
292	NewMarket Corp.	100,597
Shares	Description	Value

	Chemicals (Continued)
1,145	RPM International, Inc.	$102,947
		410,339
	Commercial Services & Supplies – 2.6%
2,229	ABM Industries, Inc.	104,562
842	Clean Harbors, Inc. (a)	109,713
1,932	Stericycle, Inc. (a)	103,961
652	Tetra Tech, Inc.	101,399
509	UniFirst Corp.	101,006
		520,641
	Communications Equipment – 0.4%
7,173	Viavi Solutions, Inc. (a)	81,055
	Construction & Engineering – 1.6%
1,221	AECOM	106,557
685	EMCOR Group, Inc.	101,551
3,329	MDU Resources Group, Inc.	102,899
		311,007
	Construction Materials – 0.5%
707	Eagle Materials, Inc.	103,279
	Consumer Finance – 0.2%
2,429	SLM Corp.	42,678
	Containers & Packaging – 1.6%
892	AptarGroup, Inc.	103,151
1,944	Silgan Holdings, Inc.	104,762
1,701	Sonoco Products Co.	103,948
		311,861
	Diversified Consumer Services – 1.6%
890	Grand Canyon Education, Inc. (a)	103,738
2,909	H&R Block, Inc.	113,393
1,431	Service Corp. International	106,109
		323,240
	Electric Utilities – 3.0%
1,545	ALLETE, Inc.	95,574
2,413	Hawaiian Electric Industries, Inc.	101,997
943	IDACORP, Inc.	99,779
2,525	OGE Energy Corp.	99,283
2,069	PNM Resources, Inc.	102,374
2,043	Portland General Electric Co.	97,206
		596,213
	Electrical Equipment – 1.5%
429	Hubbell, Inc.	98,202
2,588	nVent Electric PLC	102,873

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment (Continued)
648	Regal Rexnord Corp.	$90,202
		291,277
	Electronic Equipment, Instruments & Components – 4.2%
907	Arrow Electronics, Inc. (a)	106,563
2,324	Avnet, Inc.	106,625
928	Insight Enterprises, Inc. (a)	104,604
1,349	Jabil, Inc.	106,072
5,755	Knowles Corp. (a)	110,669
409	Littelfuse, Inc.	104,986
924	Plexus Corp. (a)	88,695
924	TD SYNNEX Corp.	94,387
		822,601
	Entertainment – 0.5%
1,169	World Wrestling Entertainment, Inc., Class A	98,921
	Food & Staples Retailing – 1.4%
461	Casey’s General Stores, Inc.	108,754
3,023	Grocery Outlet Holding Corp. (a)	91,869
2,527	Sprouts Farmers Market, Inc. (a)	80,738
		281,361
	Food Products – 3.1%
1,700	Cal-Maine Foods, Inc.	97,274
3,640	Flowers Foods, Inc.	100,791
4,574	Hostess Brands, Inc. (a)	105,797
1,023	Ingredion, Inc.	105,164
512	Lancaster Colony Corp.	98,258
1,083	Post Holdings, Inc. (a)	102,831
		610,115
	Gas Utilities – 3.1%
1,658	National Fuel Gas Co.	96,263
1,993	New Jersey Resources Corp.	99,491
2,090	Northwest Natural Holding Co.	104,793
1,104	ONE Gas, Inc.	90,925
1,399	Spire, Inc.	101,036
2,714	UGI Corp.	108,099
		600,607
	Health Care Equipment & Supplies – 2.2%
1,576	Enovis Corp. (a)	99,209
3,193	Envista Holdings Corp. (a)	124,495
1,389	Globus Medical, Inc., Class A (a)	104,869
1,772	Integra LifeSciences Holdings Corp. (a)	101,536
		430,109
Shares	Description	Value

	Health Care Providers & Services – 2.1%
1,233	Acadia Healthcare Co., Inc. (a)	$103,597
205	Chemed Corp.	103,554
1,688	Encompass Health Corp.	105,415
3,544	Patterson Cos., Inc.	106,993
		419,559
	Health Care Technology – 0.4%
4,876	Allscripts Healthcare Solutions, Inc. (a)	87,329
	Hotels, Restaurants & Leisure – 2.2%
867	Choice Hotels International, Inc.	106,545
938	Cracker Barrel Old Country Store, Inc.	104,662
1,188	Papa John’s International, Inc.	106,552
1,415	Wyndham Hotels & Resorts, Inc.	109,677
		427,436
	Household Products – 0.5%
2,895	Energizer Holdings, Inc.	107,405
	Insurance – 4.4%
723	American Financial Group, Inc.	103,093
1,010	First American Financial Corp.	62,489
754	Hanover Insurance Group (The), Inc.	101,473
759	Kemper Corp.	44,576
146	Kinsale Capital Group, Inc.	40,652
1,196	Mercury General Corp.	42,733
4,167	Old Republic International Corp.	109,967
641	Reinsurance Group of America, Inc.	97,285
274	RenaissanceRe Holdings Ltd.	53,619
745	RLI Corp.	98,675
1,107	Selective Insurance Group, Inc.	105,165
		859,727
	Interactive Media & Services – 0.5%
1,153	Ziff Davis, Inc. (a)	103,170
	IT Services – 1.6%
1,763	CSG Systems International, Inc.	105,198
2,177	Genpact Ltd.	102,929
1,391	Maximus, Inc.	104,116
		312,243
	Leisure Products – 0.5%
5,072	Mattel, Inc. (a)	103,773
	Machinery – 5.9%
670	AGCO Corp.	92,547
963	Crane Holdings Co.	111,621
1,666	Donaldson Co., Inc.	103,875

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
2,938	Flowserve Corp.	$101,126
1,445	Graco, Inc.	98,723
1,236	ITT, Inc.	113,205
647	Lincoln Electric Holdings, Inc.	107,965
607	Middleby (The) Corp. (a)	94,358
1,088	Oshkosh Corp.	109,649
1,500	Timken (The) Co.	123,525
879	Toro (The) Co.	98,026
		1,154,620
	Media – 0.5%
2,787	New York Times (The) Co., Class A	97,099
	Metals & Mining – 1.1%
485	Reliance Steel & Aluminum Co.	110,313
769	Royal Gold, Inc.	97,686
		207,999
	Multi-Utilities – 1.5%
2,407	Avista Corp.	96,039
1,411	Black Hills Corp.	102,128
1,731	NorthWestern Corp.	98,321
		296,488
	Oil, Gas & Consumable Fuels – 0.0%
134	Vitesse Energy Inc.	2,139
	Pharmaceuticals – 1.6%
661	Jazz Pharmaceuticals PLC (a)	103,552
2,614	Pacira BioSciences, Inc. (a)	102,652
1,549	Prestige Consumer Healthcare, Inc. (a)	101,862
		308,066
	Professional Services – 3.6%
1,017	ASGN, Inc. (a)	92,496
347	CACI International, Inc., Class A (a)	106,907
1,020	Exponent, Inc.	104,591
638	FTI Consulting, Inc. (a)	101,774
2,039	KBR, Inc.	104,458
1,233	ManpowerGroup, Inc.	107,468
955	Science Applications International Corp.	99,110
		716,804
	Real Estate Management & Development – 0.5%
497	Jones Lang LaSalle, Inc. (a)	91,880
	Road & Rail – 1.6%
1,911	Knight-Swift Transportation Holdings, Inc.	112,940
583	Landstar System, Inc.	100,760
Shares	Description	Value

	Road & Rail (Continued)
2,324	Werner Enterprises, Inc.	$109,158
		322,858
	Semiconductors & Semiconductor Equipment – 0.5%
1,065	Cirrus Logic, Inc. (a)	96,265
	Software – 1.1%
1,826	CommVault Systems, Inc. (a)	113,632
1,922	Progress Software Corp.	101,943
		215,575
	Specialty Retail – 0.5%
388	Murphy USA, Inc.	105,548
	Textiles, Apparel & Luxury Goods – 1.1%
1,184	Carter’s, Inc.	98,710
1,229	Columbia Sportswear Co.	117,861
		216,571
	Thrifts & Mortgage Finance – 1.6%
2,233	Essent Group Ltd.	98,319
7,399	MGIC Investment Corp.	104,474
944	Mr Cooper Group, Inc. (a)	43,415
6,087	New York Community Bancorp, Inc.	60,809
		307,017
	Trading Companies & Distributors – 1.1%
1,255	MSC Industrial Direct Co., Inc., Class A	103,789
371	Watsco, Inc.	106,614
		210,403
	Water Utilities – 2.0%
1,066	American States Water Co.	100,385
1,636	California Water Service Group	100,074
2,077	Essential Utilities, Inc.	97,058
1,270	SJW Group	98,311
		395,828
	Total Common Stocks	16,368,193
	(Cost $15,232,877)
REAL ESTATE INVESTMENT TRUSTS – 16.7%
	Equity Real Estate Investment Trusts – 16.2%
1,390	Agree Realty Corp.	103,736
2,834	Apartment Income REIT Corp.	108,429
14,353	Brandywine Realty Trust	94,156
3,801	Corporate Office Properties Trust	106,694
4,010	Cousins Properties, Inc.	109,954
6,004	Douglas Emmett, Inc.	100,567

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
6,670	Easterly Government Properties, Inc.	$108,321
653	EastGroup Properties, Inc.	109,867
4,231	Essential Properties Realty Trust, Inc.	107,806
2,027	First Industrial Realty Trust, Inc.	108,140
3,667	Four Corners Property Trust, Inc.	105,463
2,883	Getty Realty Corp.	105,028
5,248	Healthcare Realty Trust, Inc.	112,989
3,479	Highwoods Properties, Inc.	105,657
5,843	Independence Realty Trust, Inc.	110,024
5,183	JBG SMITH Properties	104,386
2,794	Kilroy Realty Corp.	114,666
1,117	Lamar Advertising Co., Class A	119,005
995	Life Storage, Inc.	107,500
2,771	LTC Properties, Inc.	105,714
6,452	Medical Properties Trust, Inc.	83,553
2,164	National Retail Properties, Inc.	102,465
2,712	National Storage Affiliates Trust	110,650
3,627	Omega Healthcare Investors, Inc.	106,779
6,668	Physicians Realty Trust	105,754
2,906	Rayonier, Inc.	105,749
6,866	Retail Opportunity Investments Corp.	108,689
1,740	Rexford Industrial Realty, Inc.	110,438
7,479	Sabra Health Care REIT, Inc.	100,967
2,463	Spirit Realty Capital, Inc.	108,076
		3,191,222
	Mortgage Real Estate Investment Trusts – 0.5%
6,902	ARMOUR Residential REIT, Inc.	43,344
3,039	PennyMac Mortgage Investment Trust	46,345
		89,689
	Total Real Estate Investment Trusts	3,280,911
	(Cost $3,398,467)
	Total Investments – 99.8%	19,649,104
	(Cost $18,631,344)
	Net Other Assets and Liabilities – 0.2%	40,737
	Net Assets – 100.0%	$19,689,841

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,368,193	$ 16,368,193	$ —	$ —
Real Estate Investment Trusts*	3,280,911	3,280,911	—	—
Total Investments	$ 19,649,104	$ 19,649,104	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2023 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
ASSETS:
Investments, at value	$ 99,989,275	$ 39,974,220	$ 19,649,104
Cash	175,331	4,871	45,592
Receivables:
Dividends	119,961	41,829	6,925
Dividend reclaims	—	233,914	160
Total Assets	100,284,567	40,254,834	19,701,781
LIABILITIES:
Due to custodian foreign currency	—	841	—
Investment advisory fees payable	60,639	27,289	11,940
Total Liabilities	60,639	28,130	11,940
NET ASSETS	$100,223,928	$40,226,704	$19,689,841
NET ASSETS consist of:
Paid-in capital	$ 137,758,346	$ 70,766,160	$ 19,971,998
Par value	30,500	14,000	6,000
Accumulated distributable earnings (loss)	(37,564,918)	(30,553,456)	(288,157)
NET ASSETS	$100,223,928	$40,226,704	$19,689,841
NET ASSET VALUE, per share	$32.86	$28.73	$32.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,050,002	1,400,002	600,002
Investments, at cost	$96,082,719	$39,809,248	$18,631,344
Foreign currency, at cost (proceeds)	$—	$(835)	$—

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2023 (Unaudited)
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
INVESTMENT INCOME:
Dividends	$ 1,250,229	$ 539,336	$ 200,859
Interest	2,592	814	—
Foreign withholding tax	—	(28,169)	—
Other	—	167	25
Total investment income	1,252,821	512,148	200,884
EXPENSES:
Investment advisory fees	340,793	156,871	63,721
Total expenses	340,793	156,871	63,721
NET INVESTMENT INCOME (LOSS)	912,028	355,277	137,163
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,506,731)	(2,160,539)	(485,840)
In-kind redemptions	1,613,355	(22,091)	—
Foreign currency transactions	—	9,870	—
Net realized gain (loss)	106,624	(2,172,760)	(485,840)
Net change in unrealized appreciation (depreciation) on:
Investments	(225,025)	2,587,051	936,925
Foreign currency translation	—	12,571	—
Net change in unrealized appreciation (depreciation)	(225,025)	2,599,622	936,925
NET REALIZED AND UNREALIZED GAIN (LOSS)	(118,401)	426,862	451,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 793,627	$ 782,139	$ 588,248
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022
OPERATIONS:
Net investment income (loss)	$ 912,028	$ 1,753,621	$ 355,277	$ 1,837,495
Net realized gain (loss)	106,624	10,719,961	(2,172,760)	(571,567)
Net change in unrealized appreciation (depreciation)	(225,025)	(10,221,164)	2,599,622	(8,141,611)
Net increase (decrease) in net assets resulting from operations	793,627	2,252,418	782,139	(6,875,683)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(987,796)	(1,660,766)	(635,681)	(1,931,942)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	18,777,582	20,067,842	—	1,508,580
Cost of shares redeemed	(18,024,066)	(41,752,654)	(5,676,657)	(33,905,829)
Net increase (decrease) in net assets resulting from shareholder transactions	753,516	(21,684,812)	(5,676,657)	(32,397,249)
Total increase (decrease) in net assets	559,347	(21,093,160)	(5,530,199)	(41,204,874)
NET ASSETS:
Beginning of period	99,664,581	120,757,741	45,756,903	86,961,777
End of period	$100,223,928	$99,664,581	$40,226,704	$45,756,903
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,000,002	3,650,002	1,600,002	2,700,002
Shares sold	600,000	600,000	—	50,000
Shares redeemed	(550,000)	(1,250,000)	(200,000)	(1,150,000)
Shares outstanding, end of period	3,050,002	3,000,002	1,400,002	1,600,002

See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022

$ 137,163	$ 167,247
(485,840)	366,910
936,925	(864,174)
588,248	(330,017)

(146,851)	(133,705)

3,180,198	6,741,624
—	(5,115,847)
3,180,198	1,625,777
3,621,595	1,162,055

16,068,246	14,906,191
$19,689,841	$16,068,246

500,002	450,002
100,000	200,000
—	(150,000)
600,002	500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 33.22	$ 33.08	$ 27.19	$ 26.71	$ 23.49	$ 22.03
Income from investment operations:
Net investment income (loss)	0.31	0.51	0.46	0.37	0.37	0.30
Net realized and unrealized gain (loss)	(0.33)	0.10	5.87	0.52	3.17	1.46
Total from investment operations	(0.02)	0.61	6.33	0.89	3.54	1.76
Distributions paid to shareholders from:
Net investment income	(0.34)	(0.47)	(0.44)	(0.41)	(0.32)	(0.30)
Net asset value, end of period	$32.86	$33.22	$33.08	$27.19	$26.71	$23.49
Total return (a)	0.00%	1.82%	23.48%	3.41%	15.24%	8.04%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 100,224	$ 99,665	$ 120,758	$ 214,822	$ 224,389	$ 133,888
Ratio of total expenses to average net assets	0.70% (b)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.87% (b)	1.46%	1.42%	1.39%	1.58%	1.37%
Portfolio turnover rate (c)	72%	76%	152%	211%	147%	157%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	Annualized.
(c)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 28.60	$ 32.21	$ 28.12	$ 32.92	$ 33.72	$ 33.05
Income from investment operations:
Net investment income (loss)	0.26	0.90	0.89	0.65	0.86	0.91
Net realized and unrealized gain (loss)	0.31	(3.62)	4.13	(4.61)	(0.79)	0.87
Total from investment operations	0.57	(2.72)	5.02	(3.96)	0.07	1.78
Distributions paid to shareholders from:
Net investment income	(0.44)	(0.89)	(0.93)	(0.84)	(0.87)	(1.11)
Net asset value, end of period	$28.73	$28.60	$32.21	$28.12	$32.92	$33.72
Total return (a)	2.23%	(8.50)%	18.01% (b)	(12.37)%	0.21%	5.48%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 40,227	$ 45,757	$ 86,962	$ 123,714	$ 128,394	$ 59,010
Ratio of total expenses to average net assets	0.80% (c)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.81% (c)	2.53%	2.68%	2.08%	2.74%	2.73%
Portfolio turnover rate (d)	48%	65%	127%	196%	99%	133%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(b)	The Fund received a reimbursement from the advisor in the amount of $6,254, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,		Period Ended 7/31/2020 (a)
		2022	2021
Net asset value, beginning of period	$ 32.14	$ 33.12	$ 25.03	$ 21.10
Income from investment operations:
Net investment income (loss)	0.26	0.36	0.29	0.02
Net realized and unrealized gain (loss)	0.71	(1.05)	8.09	3.92
Total from investment operations	0.97	(0.69)	8.38	3.94
Distributions paid to shareholders from:
Net investment income	(0.29)	(0.29)	(0.29)	(0.01)
Net realized gain	—	—	(0.00) (b)	—
Total distributions	(0.29)	(0.29)	(0.29)	(0.01)
Net asset value, end of period	$32.82	$32.14	$33.12	$25.03
Total return (c)	3.13%	(2.11)%	33.72%	18.67%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 19,690	$ 16,068	$ 14,906	$ 20,023
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80% (d)
Ratio of net investment income (loss) to average net assets	1.72% (d)	1.09%	1.02%	0.60% (d)
Portfolio turnover rate (e)	29%	71%	118%	5%

(a)	Inception date is April 6, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Amount represents less than $0.01 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”). The shares of each Fund are listed and traded on the NYSE Arca, Inc.
First Trust Horizon Managed Volatility Domestic ETF – (ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (ticker “HDMV”)
First Trust Horizon Managed Volatility Small/Mid ETF – (ticker “HSMV”)
HUSV and HDMV are diversified series of the Trust. HSMV is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
Under normal market conditions, HSMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts (“REITs”) and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”))

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur;
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
9)	other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$ 1,660,766	$ —	$ —
First Trust Horizon Managed Volatility Developed International ETF	1,931,942	—	—
First Trust Horizon Managed Volatility Small/Mid ETF	133,705	—	—
As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$ 255,958	$ (41,741,623)	$ 4,114,916
First Trust Horizon Managed Volatility Developed International ETF	290,248	(28,457,956)	(2,532,206)
First Trust Horizon Managed Volatility Small/Mid ETF	38,219	(729,173)	(38,600)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For HUSV and HDMV, taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. For HSMV, the taxable years ended 2020, 2021, and 2022 remain open to federal and state audit. As of January 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, the Funds had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Horizon Managed Volatility Domestic ETF	$ 41,741,623
First Trust Horizon Managed Volatility Developed International ETF	28,457,956
First Trust Horizon Managed Volatility Small/Mid ETF	729,173

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$ 96,082,719	$ 5,319,918	$ (1,413,362)	$ 3,906,556
First Trust Horizon Managed Volatility Developed International ETF	39,809,248	2,343,431	(2,178,459)	164,972
First Trust Horizon Managed Volatility Small/Mid ETF	18,631,344	1,533,954	(516,194)	1,017,760
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:
Breakpoints	HUSV	HSMV
Fund net assets up to and including $2.5 billion	0.7000%	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.74%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.72%
Fund net assets greater than $15 billion	0.5950%	0.68%

Breakpoints	HDMV
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
Prior to November 1, 2022, HUSV paid First Trust an annual unitary management fee equal to 0.70% of the Fund’s average daily net assets and HDMV and HSMV each paid First Trust an annual unitary management fee of 0.80% of their average daily net assets. First Trust also provides fund reporting services to the Funds for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 69,806,224	$ 69,867,975
First Trust Horizon Managed Volatility Developed International ETF	18,874,498	19,052,211
First Trust Horizon Managed Volatility Small/Mid ETF	4,650,617	4,570,071

For the six months ended January 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:
	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$ 18,738,399	$ 17,969,065
First Trust Horizon Managed Volatility Developed International ETF	—	5,602,890
First Trust Horizon Managed Volatility Small/Mid ETF	3,172,586	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of Amendments to the Investment Management and Sub-Advisory Agreements
First Trust Horizon Managed Volatility Domestic ETF
First Trust Horizon Managed Volatility Developed International ETF
First Trust Horizon Managed Volatility Small/Mid ETF
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the “Advisory Agreement Amendment” and collectively, the “Advisory Agreement Amendments”) of the Investment Management Agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with First Trust Advisors L.P. (the “Advisor”) and the amendment (the “Sub-Advisory Agreement Amendment” and together with the Advisory Agreement Amendments, the “Amendments”) of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”) among the Trust, the Advisor and Horizon Investments, LLC (the “Sub-Advisor”) on behalf of the following three series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
The Board approved the applicable Amendments for each Fund at a meeting held on October 24, 2022.  As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022.  Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Advisory Agreement Amendments is to modify the unitary fee rate for each Fund under the applicable Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds.  In reviewing the Sub-Advisory Agreement Amendment for each Fund, the Board considered that the purpose of the Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for each Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the applicable Advisory Agreement Amendment.  The Board noted the Advisor’s representations that the quality and quantity of the services provided to each Fund by the Advisor under the applicable Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the applicable Advisory Agreement Amendment and the Sub-Advisory Agreement Amendment, and that the obligations of the Advisor under each Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Advisory Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022.  The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Advisory Agreement were fair and reasonable and that the continuation of the applicable Advisory Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Board also noted that it, including the Independent Trustees, approved the Sub-Advisory Agreement for HSMV, HUSV and HDMV for an initial two-year period ending December 6, 2023, March 31, 2024 and April 11, 2024, respectively, at a meeting held on September 12–13, 2021 and that shareholders of each of HSMV, HUSV and HDMV approved the Sub-Advisory Agreement for their respective Fund at meetings held on December 6, 2021, March 31, 2022 and April 11, 2022, respectively.  The Board noted that in connection with its approval it had determined for each Fund, based upon the information provided, that the terms of the Sub-Advisory Agreement were fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust California Municipal High Income ETF (FCAL)

First Trust New York Municipal High Income ETF (FMNY)

Semi-Annual Report
For the Six Months Ended
January 31, 2023

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2023.
Given recent inflation data, the Federal Reserve’s (the “Fed”) monetary policy remains front and center in most discussions regarding the outlook of the U.S. economy. Annual revisions to the Consumer Price Index released on February 10, 2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian Wesbury, Chief Economist at First Trust. Additionally, “core” inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to 4.3% over the period. Furthermore, January’s 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S. consumer can remain healthy enough to help ward off an economic recession.
As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product (“GDP”). Crucially, recent data regarding consumer health has been mixed, in my opinion. On one hand, the Commerce Department reported that in December 2022, the U.S. savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December’s savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of 8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.
I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust California Municipal High Income ETF (FCAL)
The First Trust California Municipal High Income ETF’s (the “Fund”) primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (“Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of California or territories or possessions of the U.S. (including but not limited to Puerto Rico, the U.S. Virgin Islands and Guam) and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FCAL.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	5 Years Ended 1/31/23	Inception (6/20/17) to 1/31/23	5 Years Ended 1/31/23	Inception (6/20/17) to 1/31/23
Fund Performance
NAV	1.13%	-4.38%	2.23%	2.35%	11.68%	13.94%
Market Price	1.33%	-4.38%	2.20%	2.34%	11.51%	13.86%
Index Performance
Bloomberg 10 Year California Exempt Index	1.74%	-0.89%	2.34%	1.96%	12.28%	11.55%
(See Notes to Fund Performance Overview on page 8.)

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)
Sector Allocation	% of Total Investments (including cash)
Special Assessment	13.7%
Education	9.9
Government Obligation Bond - Unlimited Tax	8.6
Insured	8.6
Water & Sewer	7.8
Airport	6.2
Industrial Development Bond	5.8
Hospital	5.2
Continuing Care Retirement Communities	4.6
Pre-refunded/Escrowed-to-maturity	4.1
Gas	3.7
Local Housing	2.9
Utility	2.7
Higher Education	2.7
Dedicated Tax	2.3
Tobacco	2.1
Certificates of Participation	1.4
Tax Increment	1.3
Student Housing	1.3
Toll Road	1.1
Housing	1.0
Other Health	0.5
Cash	2.5
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	97.7%
Net Other Assets and Liabilities(1)	2.3
Total	100.0%
Credit Rating(2)	% of Total Investments (including cash)
AAA	5.3%
AA	30.0
A	21.8
BBB	14.2
BB	3.3
B	1.0
Not Rated	21.9
Cash	2.5
Total	100.0%

(1)	Includes variation margin on futures contracts.
(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Performance in municipal bonds investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY)
The First Trust New York Municipal High Income ETF’s (the “Fund”) primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and New York income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and New York State and New York City income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of New York or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. The Fund lists and principally trades its shares on The NYSE Arca, Inc. under the ticker symbol “FMNY.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	Inception (5/12/21) to 1/31/23	Inception (5/12/21) to 1/31/23
Fund Performance
NAV	1.31%	-4.83%	-3.97%	-6.74%
Market Price	1.43%	-5.06%	-3.95%	-6.71%
Index Performance
Bloomberg Municipal New York 12-17 Years Index	1.65%	-3.03%	-2.89%	-4.93%
(See Notes to Fund Performance Overview on page 8.)

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY) (Continued)
Sector Allocation	% of Total Investments (including cash)
Insured	11.1%
Government Obligation Bond - Limited Tax	10.5
Dedicated Tax	10.1
Higher Education	10.1
Education	9.2
Hospital	6.2
Water & Sewer	6.1
Government Obligation Bond - Unlimited Tax	5.8
Airport	4.2
Special Assessment	4.1
Mass Transit	4.1
Toll Road	3.8
Utility	3.0
Housing	2.3
Certificates of Participation	2.3
Tobacco	1.9
Pre-refunded/Escrowed-to-maturity	1.9
Industrial Development Bond	1.9
Cash	1.4
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	97.5%
Net Other Assets and Liabilities(1)	2.5
Total	100.0%
Credit Quality(2)	% of Total Investments (including cash)
AAA	6.6%
AA	50.3
A	17.1
BBB	11.0
BB	1.8
B	1.9
Not Rated	6.2
MIG1 (short-term)	3.7
Cash	1.4
Total	100.0%

(1)	Includes variation margin on futures contracts.
(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust California Municipal High Income ETF (“FCAL”) and the First Trust New York Municipal High Income ETF (“FMNY”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
Tom Byron, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Tom Byron has served as portfolio manager since 2022 and Johnathan N. Wilhelm has served as portfolio manager for FCAL since 2017 and for FMNY since 2021.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2023 (Unaudited)
As a shareholder of First Trust California Municipal High Income ETF or First Trust New York Municipal High Income ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust California Municipal High Income ETF (FCAL)
Actual	$1,000.00	$1,011.30	0.55%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80
First Trust New York Municipal High Income ETF (FMNY)
Actual	$1,000.00	$1,013.10	0.50%	$2.54
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	0.50%	$2.55

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.7%
	California – 93.5%
$215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	$232,226
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	101,852
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/34	177,389
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/36	328,082
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	593,741
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,120,497
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,251,794
20,000	CA Cmnty Choice Fing Auth Green Bd Clean Energy Proj Rev, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,306
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref, Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/35	202,679
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	202,530
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	196,925
426,938	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	426,902
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	373,036
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/36	281,543
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Green Bond, Ser A (a)	5.00%	11/15/56	217,516
750,000	CA Pub Fin Auth Sr Living Rev Green Bond Temps 70 ENSO Vlg Proj, Ser B-2 (a)	2.38%	11/15/28	707,263
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (a)	5.00%	07/01/30	264,904
1,055,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (a)	4.50%	07/01/26	1,082,438
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	525,513
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/27	112,454
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/39	419,232
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	601,827
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (a)	4.00%	07/01/25	199,040
200,000	CA Sch Fin Auth Sch Fac Rev Ref HTH Learning Proj, Ser A (a)	5.00%	07/01/32	201,171
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	663,665
1,000,000	CA St Hlth Facs Fing Auth Rev Ref Commonspirit Hlth, Ser A	4.00%	04/01/36	1,014,377
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	238,812
250,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/30	278,462
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,008,112
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Social Bonds, Ser B	5.00%	11/01/38	1,086,192
500,000	CA St Infra & Econ Dev Bank Natl Chrt Social Bond Equity Sch Revolving Fund, Ser B	4.00%	11/01/39	494,662
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (b)	5.38%	07/01/34	253,673
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj	5.38%	07/01/34	251,761
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	894,909
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	196,242
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	438,191
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	$253,161
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	616,029
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	279,161
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	392,261
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/34	577,249
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/36	562,003
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,662,210
155,000	CA St Muni Fin Auth Rev Ref Biola Univ	5.00%	10/01/37	162,499
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	240,733
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	239,901
675,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/33	717,488
475,000	CA St Muni Fin Auth Rev Ref Cmnty Med Ctrs, Ser A	5.00%	02/01/36	501,480
200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	214,428
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	266,062
1,080,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	1,102,677
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	505,533
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	121,300
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	491,182
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	531,429
700,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	694,488
500,000	CA St Muni Fin Auth Sr Living Rev Ref Mt San Antonio Gardens Proj	5.00%	11/15/49	471,810
615,000	CA St Muni Fin Auth Sr Living Rev Temps 50 Mt San Antonio Gardens Proj, Ser B-2	2.13%	11/15/26	567,687
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/27	581,386
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I, LLC W Vlg Stdt Hsg Proj	5.00%	05/15/40	361,324
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	597,991
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	1,012,091
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 05/01/23) (a)	4.10%	08/01/23	1,000,019
150,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, Ser C (Mandatory put 06/03/24)	3.25%	12/01/27	149,665
1,500,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	1,504,157
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity 04/01/26)	5.00%	10/01/35	5,438
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,931
310,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser C	5.00%	11/01/26	343,063
75,000	CA St Ref	4.00%	08/01/34	77,945
1,000,000	CA St Ref	4.00%	03/01/36	1,059,782
1,000,000	CA St Ref	5.00%	11/01/39	1,113,295
200,000	CA St Ref Various Purp	4.00%	09/01/33	209,638
565,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/30	578,424
335,000	CA St Sch Fin Auth Chrt Sch Rev Arts in Action Chrt Schs, Ser A (a)	5.00%	06/01/40	335,623
600,000	CA St Sch Fin Auth Chrt Sch Rev Fenton Chrt Schs Social Bonds, Ser A (a)	4.00%	07/01/30	571,773

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	5.00%	10/01/32	$771,662
300,000	CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G (b)	5.00%	06/01/37	296,055
100,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/25	103,699
210,000	CA St Sch Fin Auth Chrt Sch Rev Summit Pub Schs (a)	5.00%	06/01/31	222,450
1,000,000	CA St Stwd Cmntys Dev Auth Mfh Rev Var Adams Boulevard & Harvard Gardens Apartments Sub, Ser L-1 (Mandatory put 03/01/24)	3.50%	03/01/26	1,000,650
245,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/27	265,310
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	4.00%	04/01/32	51,306
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS (Pre-refunded maturity 02/15/26)	5.00%	08/15/33	54,378
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	470,686
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	208,905
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	288,700
1,170,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C-1	4.00%	09/02/31	1,183,847
95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	102,071
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente J Remk, Ser 2004 (Mandatory put 11/01/29)	5.00%	04/01/36	822,615
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	259,900
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	311,707
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	257,968
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	108,340
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	189,257
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W A Remk, Ser 2007 (Mandatory put 03/01/27)	5.00%	03/01/37	414,858
305,000	Camarillo CA Cmnty Dev Commn Successor Agy Tax Allocation Ref Sub Lien, Ser B, BAM	5.00%	09/01/30	332,573
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	488,293
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	260,242
200,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/36	206,251
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	229,053
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (a)	4.00%	07/01/56	1,576,536
295,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	299,026
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	156,165
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Green Bond, Ser A	5.00%	06/01/38	1,040,262
755,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	787,000
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	1,300,543
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	370,829
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	167,956
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	514,638
240,000	Fontana CA Spl Tax Spl Tax, The Meadows	4.00%	09/01/32	246,810
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(c)	02/01/33	120,533
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	$155,321
340,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/26	371,935
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity 06/01/28)	5.00%	06/01/34	863,831
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,063,773
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	160,909
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	1,177,675
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, CABS, AMBAC	(c)	08/01/29	399,314
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,574
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,403
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	193,201
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	266,912
500,000	Long Beach CA Arpt Rev, Sec C, AMT, AGM	5.25%	06/01/47	545,560
750,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.50%	11/15/30	845,268
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	58,047
460,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Los Angeles Intl Arpt, Ser D, AMT	5.00%	05/15/32	512,682
950,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/33	1,089,200
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,652
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,079,900
1,500,000	Los Angeles CA Dept Wtr & Pwr Rev Ref Var Pwr Sys Subser A 3 Remk (d)	1.28%	07/01/35	1,500,000
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	411,977
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	107,948
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	267,252
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	263,375
500,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/44	518,400
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	103,726
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	202,059
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,056,563
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	278,042
1,000,000	Northern CA Energy Auth Cmnty Spl Rev, Ser A (Mandatory put 07/01/24)	4.00%	07/01/49	1,006,083
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	101,084
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	64,672
275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	261,265
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	588,949
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	264,399
750,000	Pleasanton CA Unif Sch Dist	3.00%	08/01/36	710,692
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	227,262
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	237,277
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	359,125
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	576,158

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	$498,426
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	529,068
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	195,074
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	851,017
1,035,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref, Sr Lien, RCTC 91 Express Lanes, Ser B-1	4.00%	06/01/40	1,038,100
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/32	200,542
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	5.00%	09/01/33	172,811
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/34	172,916
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Fac	4.00%	09/01/35	151,108
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	229,918
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	210,985
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	558,323
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,063,749
1,000,000	San Diego CA Pub Fac Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,135,317
1,075,000	San Diego CA Pub Fac Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,152,989
1,500,000	San Diego CA Unif Sch Dist Green Bond, Ser F2	5.00%	07/01/42	1,708,229
510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute, Ser A	5.00%	11/01/28	549,580
350,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Ref Sub Rev, Ser A	5.00%	07/01/30	390,513
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	141,829
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,124,689
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	87,527
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020A, AMT	5.00%	05/01/37	152,221
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,253,112
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	437,579
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	107,257
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	906,123
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Cap Apprec Ref, Ser A, NATL-RE	(c)	01/15/29	143,604
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	123,004
1,500,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,581,505
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,187,754
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,143,291
1,000,000	San Mateo Cnty CA Transprtn Auth Sales Tax Rev Var Subord, Ser B (d)	0.40%	06/01/49	1,000,000
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,577,000
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/40	587,220
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Green Bond, Ser A	5.00%	08/01/41	584,925
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	803,138
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$740,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/38	$755,672
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	160,122
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	419,449
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	535,196
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	266,800
525,000	Transbay Jt Powers Auth CA Green Bond Sr Tax Alloc Bonds, Ser A	5.00%	10/01/33	583,810
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	891,647
500,000	Univ of California CA Rgts Med Center Pooled Ref Var Ref Remk, Ser B-1 (d)	0.45%	05/15/32	500,000
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfiel Impt Proj, Ser B	5.00%	06/01/42	1,399,715
				102,043,627
	Florida – 0.3%
105,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	105,224
245,000	Rhodine Road N CDD FL Spl Assmnt	4.00%	05/01/30	237,961
				343,185
	Guam – 0.1%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	103,466
	Illinois – 0.1%
135,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/24	130,701
	Louisiana – 0.7%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj, Ser 2008 (Mandatory put 06/01/30) (a)	6.10%	06/01/38	814,400
	Ohio – 0.6%
650,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	620,752
	Puerto Rico – 1.6%
1,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	937,345
560,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	552,161
305,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	292,746
				1,782,252
	Texas – 0.4%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	380,344
	Utah – 0.4%
500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	378,899
Total Investments – 97.7%	106,597,626
(Cost $107,286,358)
Net Other Assets and Liabilities – 2.3%	2,558,002
Net Assets – 100.0%	$109,155,628

See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
10-Year U.S. Treasury Notes	Short	13	Mar 2023	$ (1,488,703)	$(16,250)
Ultra 10-Year U.S. Treasury Notes	Short	49	Mar 2023	(5,938,953)	(49,435)
				$(7,427,656)	$(65,685)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $17,021,148 or 15.6% of net assets.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CA MTG INS	California Mortgage Insurance
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 106,597,626	$ —	$ 106,597,626	$ —

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (65,685)	$ (65,685)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.5%
	Florida – 1.8%
$250,000	Ridge at Apopka CDD Fl Spl Assmnt	5.38%	05/01/42	$250,994
	Guam – 1.9%
250,000	Guam Intl Arpt Auth Prerefunded Gen, Ser C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	255,382
	New York – 90.3%
300,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/31	302,124
250,000	Build NYC Res Corp NY Rev Global Cmnty Chrt Sch Proj, Ser A	5.00%	06/15/42	247,842
100,000	Build NYC Res Corp NY Rev Social Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	104,548
300,000	Build NYC Res Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	316,482
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	266,589
250,000	Erie Cnty NY Indl Dev Agy Schfac Rev Ref City Sch Dist Buffalo Proj, Ser A	5.00%	05/01/25	265,058
250,000	Harrison NY Wtr Dist #2 Fire Prot Dist #2	4.00%	08/01/34	271,248
245,000	Horseheads NY Centrl Sch Dist, BANS	3.00%	06/22/23	245,015
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/38	270,389
250,000	Irondequoit NY, Ser B, BANS	4.00%	12/15/23	253,141
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	321,950
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	342,751
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	402,479
255,000	Met Transprtn Auth NY Dedicated Tax Fund Green Bond, Ser B-1	5.00%	11/15/36	274,341
275,000	Met Transprtn Auth NY Rev Green Bond Ref, Sec C-1	4.00%	11/15/37	266,536
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref Rochester Regl Hlth Proj, Ser A	5.00%	12/01/30	277,049
200,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring (b)	1.00%	01/01/34	200,000
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	353,911
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	302,603
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Ser EE	5.00%	06/15/41	278,154
200,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	220,022
250,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref-Sub, Ser S-1A	5.00%	07/15/35	300,707
250,000	New York City NY Transitional FIn Auth Rev Multi Modal Bonds Subord, Ser B-1	5.00%	08/01/34	281,611
250,000	New York St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	273,501
250,000	New York St Dorm Auth Revs Non St Supported Debt Ref-Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	274,290
250,000	New York St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Fing Prog, Ser A, BAM	5.00%	10/01/29	292,775
265,000	New York St Dorm Auth Revs Non St Supported Debt Trustees Of Columbia Univ	5.00%	10/01/25	285,135
245,000	New York St Dorm Auth Revs Non St Supported Debt, Ser A	5.00%	07/01/40	268,583
250,000	NY NY Fiscal 2020, Ser B-1	5.00%	10/01/32	291,266
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	327,649
290,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/44	317,923
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	244,780

See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	$250,002
290,000	NY St Transprtn Dev Corp Spl Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	320,957
250,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	290,073
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	216,053
250,000	Port Auth Of NY & NJ NY Ref Two Hundred Ninth Ser	5.00%	07/15/32	284,073
270,000	Rockland Cnty NY Sol Wst Mgmt Auth Green Bond, Ser A, AMT	5.00%	12/15/28	302,422
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	286,138
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	244,381
250,000	Triborough NY Bridge & Tunnel Auth Revs Ref, Ser B	5.00%	11/15/38	269,683
250,000	Westchester Cnty NY Green Bond, Ser B	4.00%	12/15/34	278,471
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	258,801
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	276,954
				12,218,460
	Puerto Rico – 3.5%
250,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	234,336
250,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	239,956
				474,292
Total Investments – 97.5%	13,199,128
(Cost $12,915,880)
Net Other Assets and Liabilities – 2.5%	333,485
Net Assets – 100.0%	$13,532,613
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	1	Mar 2023	$ (121,203)	$(1,459)

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $104,548 or 0.8% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 13,199,128	$ —	$ 13,199,128	$ —

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contract**	$ (1,459)	$ (1,459)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2023 (Unaudited)
	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
ASSETS:
Investments, at value	$ 106,597,626	$ 13,199,128
Cash	2,532,287	189,681
Cash segregated as collateral for open futures contracts	160,100	2,750
Due from advisor	—	1,094
Interest receivable	1,146,179	140,179
Total Assets	110,436,192	13,532,832
LIABILITIES:
Payables:
Investment securities purchased	1,208,259	—
Investment advisory fees	58,540	—
Variation margin	13,765	219
Total Liabilities	1,280,564	219
NET ASSETS	$109,155,628	$13,532,613
NET ASSETS consist of:
Paid-in capital	$ 118,343,875	$ 14,712,564
Par value	22,000	5,000
Accumulated distributable earnings (loss)	(9,210,247)	(1,184,951)
NET ASSETS	$109,155,628	$13,532,613
NET ASSET VALUE, per share	$49.62	$27.07
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,200,002	500,002
Investments, at cost	$107,286,358	$12,915,880
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2023 (Unaudited)
	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
INVESTMENT INCOME:
Interest	$ 1,777,461	$ 204,168
Total investment income	1,777,461	204,168
EXPENSES:
Investment advisory fees	366,573	36,641
Total expenses	366,573	36,641
Fees waived by the investment advisor	(57,858)	(8,456)
Net expenses	308,715	28,185
NET INVESTMENT INCOME (LOSS)	1,468,746	175,983
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(5,038,603)	(287,891)
Futures contracts	411,807	30,048
Net realized gain (loss)	(4,626,796)	(257,843)
Net change in unrealized appreciation (depreciation) on:
Investments	3,004,591	286,274
Futures contracts	146,737	8,752
Net change in unrealized appreciation (depreciation)	3,151,328	295,026
NET REALIZED AND UNREALIZED GAIN (LOSS)	(1,475,468)	37,183
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,722)	$ 213,166

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust California Municipal High Income ETF (FCAL)		First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022
OPERATIONS:
Net investment income (loss)	$ 1,468,746	$ 2,451,597	$ 175,983	$ 283,942
Net realized gain (loss)	(4,626,796)	(2,312,252)	(257,843)	(1,342,835)
Net change in unrealized appreciation (depreciation)	3,151,328	(10,447,640)	295,026	(217,582)
Net increase (decrease) in net assets resulting from operations	(6,722)	(10,308,295)	213,166	(1,276,475)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,445,926)	(2,432,622)	(170,001)	(202,851)
Return of capital	—	(15,880)	—	—
Total distributions to shareholders	(1,445,926)	(2,448,502)	(170,001)	(202,851)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,450,085	41,720,854	3,959,149	2,621,647
Cost of shares redeemed	(18,620,004)	(12,384,469)	(1,318,023)	(5,549,769)
Net increase (decrease) in net assets resulting from shareholder transactions	(11,169,919)	29,336,385	2,641,126	(2,928,122)
Total increase (decrease) in net assets	(12,622,567)	16,579,588	2,684,291	(4,407,448)
NET ASSETS:
Beginning of period	121,778,195	105,198,607	10,848,322	15,255,770
End of period	$ 109,155,628	$ 121,778,195	$ 13,532,613	$ 10,848,322
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,450,002	1,900,002	400,002	500,002
Shares sold	150,000	800,000	150,000	100,000
Shares redeemed	(400,000)	(250,000)	(50,000)	(200,000)
Shares outstanding, end of period	2,200,002	2,450,002	500,002	400,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust California Municipal High Income ETF (FCAL)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period	$ 49.71	$ 55.37	$ 53.16	$ 52.70	$ 50.11	$ 50.14
Income from investment operations:
Net investment income (loss)	0.65	1.08	1.16	1.17	1.49	1.45
Net realized and unrealized gain (loss)	(0.11)	(5.65)	2.19 (a)	0.51	2.60	(0.04)
Total from investment operations	0.54	(4.57)	3.35	1.68	4.09	1.41
Distributions paid to shareholders from:
Net investment income	(0.63)	(1.08)	(1.14)	(1.17)	(1.50)	(1.40)
Net realized gain	—	—	—	—	—	(0.04)
Return of capital	—	(0.01)	—	(0.05)	—	—
Total distributions	(0.63)	(1.09)	(1.14)	(1.22)	(1.50)	(1.44)
Net asset value, end of period	$49.62	$49.71	$55.37	$53.16	$52.70	$50.11
Total return (b)	1.13%	(8.33)%	6.37% (a)	3.23%	8.32%	2.83%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 109,156	$ 121,778	$ 105,199	$ 87,706	$ 34,257	$ 17,539
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.55% (c)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.60% (c)	2.09%	2.16%	2.28%	3.01%	2.97%
Portfolio turnover rate (d)	33%	30%	25%	81%	69%	91%

(a)	The Fund received a reimbursement from the advisor in the amount of $219, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022	Period Ended 7/31/2021 (a)
Net asset value, beginning of period	$ 27.12	$ 30.51	$ 30.00
Income from investment operations:
Net investment income (loss)	0.35	0.68	0.09
Net realized and unrealized gain (loss)	(0.01)	(3.61)	0.48
Total from investment operations	0.34	(2.93)	0.57
Distributions paid to shareholders from:
Net investment income	(0.39)	(0.46)	(0.04)
Net realized gain	—	—	(0.02)
Total distributions	(0.39)	(0.46)	(0.06)
Net asset value, end of period	$27.07	$27.12	$30.51
Total return (b)	1.31%	(9.66)%	1.90%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 13,533	$ 10,848	$ 15,256
Ratio of total expenses to average net assets	0.65% (c)	0.65%	0.65% (c)
Ratio of net expenses to average net assets	0.50% (c)	0.50%	0.50% (c)
Ratio of net investment income (loss) to average net assets	3.12% (c)	2.18%	1.41% (c)
Portfolio turnover rate (d)	23%	154%	16%

(a)	Inception date is May 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total return would have been lower if certain fees had not been waived by the investment advisor.
(c)	Annualized.
(d)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds, (each a “Fund” and collectively, the “Funds”):
First Trust California Municipal High Income ETF – (The Nasdaq Stock Market LLC ticker “FCAL”)
First Trust New York Municipal High Income ETF – (NYSE Arca, Inc. ticker “FMNY”)
FCAL is a diversified series of the Trust. FMNY is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The primary investment objective of each Fund is to seek to provide current income that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York income taxes. The secondary investment objective of each Fund is long-term capital appreciation. Under normal market conditions, each Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York State and New York City income taxes. There can be no assurance that a Fund will achieve its investment objectives. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
C. Restricted Securities
FCAL invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2023, FCAL held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. FCAL does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$101.47	$251,158	$253,673	0.23%
CA St Sch Fin Auth Chrt Sch Rev Rocketship Pub Schs, Ser G, 5.00%, 06/01/37	12/05/17	300,000	98.69	307,944	296,055	0.27
				$559,102	$549,728	0.50%
D. Futures Contracts
The Funds may purchase or sell (i.e., are long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Funds must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
If market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amounts of $160,100 and $2,750 for FCAL and FMNY, respectively, is shown as “Cash segregated as collateral for open futures contracts” on the Statements of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022, was as follows:
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-exempt Income	Distributions paid from Return of Capital
First Trust California Municipal High Income ETF	$ 19,131	$ —	$ 2,413,491	$ 15,880
First Trust New York Municipal High Income ETF	—	—	202,851	—
As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$ —	$ (4,189,198)	$ (3,568,401)
First Trust New York Municipal High Income ETF	97,135	(1,330,937)	5,686
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FCAL, taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. For FMNY, the taxable period ended 2021 and the taxable year ended 2022 remain open to federal and state audit. As of January 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Non-Expiring Capital Loss Carryforward
First Trust California Municipal High Income ETF	$ 4,189,198
First Trust New York Municipal High Income ETF	1,330,937
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the Funds did not incur any net ordinary losses.
As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$ 107,286,358	$ 2,163,771	$ (2,918,188)	$ (754,417)
First Trust New York Municipal High Income ETF	12,915,880	337,866	(56,077)	281,789
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreements between the Trust and the Advisor, First Trust manages the investment of the Funds’ assets and is responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreements, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule, provided that FMNY is not eligible for any breakpoints until the termination of the Fee Waiver Agreement discussed below.
Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
Prior to November 1, 2022, First Trust was paid an annual unitary management fee equal to 0.65% of each Fund’s average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into Fee Waiver Agreements for the Funds pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2022 and May 11, 2023, for FCAL and FMNY, respectively. As of November 30, 2022, the Fee Waiver Agreement for FCAL terminated. The Fee Waiver Agreement for FMNY may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of FMNY or by the Advisor only after May 11, 2023. First Trust does not have the right to recover the fees waived

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
under the Fee Waiver Agreements. During the six months ended January 31, 2023, the Advisor waived fees of $57,858 and $8,456 for FCAL and FMNY, respectively.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of the Funds’ assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Funds’ securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Funds.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust California Municipal High Income ETF	$ 35,568,936	$ 44,611,498
First Trust New York Municipal High Income ETF	4,606,382	2,472,786

For the six months ended January 31, 2023, the Funds had no in-kind transactions.
5. Derivative Transactions
The following tables present the type of derivatives held by each Fund at January 31, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.
FCAL
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 65,685
FMNY
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 1,459
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
	Interest Rate Risk
Statements of Operations Location	FCAL	FMNY
Net realized gain (loss) on futures contracts	$411,807	$30,048
Net change in unrealized appreciation (depreciation) on futures contracts	146,737	8,752
During the six months ended January 31, 2023, for FCAL, the notional value of futures contracts opened and closed were $36,420,487 and $35,248,094, respectively.
During the six months ended January 31, 2023, for FMNY, the notional value of futures contracts opened and closed were $1,942,002 and $2,218,547, respectively.
The Funds do not have the right to offset financial assets and liabilities related to futures contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.
8. Borrowings
The Trust, on behalf of FCAL, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $305 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to October 30, 2022, the commitment amount was $280 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2023.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective March 1, 2023, the credit agreement with Scotia was amended, and the maximum commitment amount changed from $305,000,000 to $550,000,000.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreements
Board Considerations Regarding Approval of Amendments to the Investment Management Agreements
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved the amendment (as applicable to a specific Fund, the “Amendment” and collectively, the “Amendments”) of the Investment Management Agreements (as applicable to a specific Fund, the “Agreement” and collectively, the “Agreements”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following two series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust California Municipal High Income ETF (FCAL)
First Trust New York Municipal High Income ETF (FMNY)
The Board approved the Amendment for each Fund at a meeting held on October 24, 2022.  As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022.  Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendments is to modify the unitary fee rate for each Fund under the applicable Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds.  The Board noted the Advisor’s representations that the quality and quantity of the services provided to each Fund by the Advisor under the applicable Agreement will not be reduced or modified as a result of the applicable Amendment, and that the obligations of the Advisor under each Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the applicable Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022.  The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the applicable Agreement were fair and reasonable and that the continuation of the applicable Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for each Fund and that the modified unitary fee rate schedule for each Fund under the applicable Amendment would not be implemented until the expiration of the Fund’s contractual fee waiver.  The Board considered that the effective unitary fee rate paid by each Fund under the applicable Agreement after taking into account the contractual fee waiver is less than the effective unitary fee rate that the Fund would pay pursuant to the modified unitary fee rate schedule under the applicable Amendment.
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of each Fund.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Municipal High Income ETF (FMHI)

Semi-Annual Report
For the Six Months Ended
January 31, 2023

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Letter from the Chairman and CEO
January 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended January 31, 2023.
Given recent inflation data, the Federal Reserve’s (the “Fed”) monetary policy remains front and center in most discussions regarding the outlook of the U.S. economy. Annual revisions to the Consumer Price Index released on February 10, 2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian Wesbury, Chief Economist at First Trust. Additionally, “core” inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to 4.3% over the period. Furthermore, January’s 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S. consumer can remain healthy enough to help ward off an economic recession.
As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product (“GDP”). Crucially, recent data regarding consumer health has been mixed, in my opinion. On one hand, the Commerce Department reported that in December 2022, the U.S. savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December’s savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of 8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.
I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Municipal High Income ETF (FMHI)
The First Trust Municipal High Income ETF’s (the “Fund”) primary investment objective is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation.  Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (“Municipal Securities”). Under normal market conditions, the Fund invests at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated below investment grade by at least one nationally recognized statistical rating organization rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality), commonly referred to as “high yield” or “junk” bonds.  The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC under the ticker symbol “FMHI.”
Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	5 Years Ended 1/31/23	Inception (11/1/17) to 1/31/23	5 Years Ended 1/31/23	Inception (11/1/17) to 1/31/23
Fund Performance
NAV	-1.00%	-8.99%	2.36%	2.38%	12.39%	13.12%
Market Price	-1.00%	-9.02%	2.39%	2.38%	12.55%	13.14%
Index Performance
Bloomberg Municipal Bond Index	0.73%	-3.25%	2.07%	1.84%	10.77%	10.05%
Blended Benchmark(1)	0.82%	-2.75%	3.06%	2.84%	16.28%	15.85%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices that make up the Blended Benchmark do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)
Sector Allocation	% of Total Investments (including cash)
Special Assessment	10.7%
Continuing Care Retirement Communities	10.3
Industrial Development Bond	10.1
Education	8.7
Airport	6.6
Government Obligation Bond - Limited Tax	6.4
Dedicated Tax	6.3
Gas	6.1
Government Obligation Bond - Unlimited Tax	5.8
Hospital	5.2
Tax Increment	2.8
Tobacco	2.8
Utility	2.2
Certificates of Participation	2.1
Higher Education	1.9
Student Housing	1.8
Water & Sewer	1.4
Insured	1.4
Toll Road	1.0
Local Housing	0.9
Pre-refunded/Escrowed-to-maturity	0.8
Hotel	0.6
Skilled Nursing	0.6
Port	0.4
Housing	0.3
Student Loan	0.1
Cash	2.7
Total	100.0%

Credit Rating(2)	% of Total Investments (including cash)
AAA	1.4%
AA	12.1
A	16.1
BBB	11.3
BB	13.6
B	3.0
Not Rated	39.8
Cash	2.7
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	97.8%
Net Other Assets and Liabilities*	2.2
Total	100.0%

*	Includes variation margin on futures contracts.

(2)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
Tom Byron, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Tom Byron has served as portfolio manager since 2022 and Johnathan N. Wilhelm has served as portfolio manager since 2017.

First Trust Municipal High Income ETF (FMHI)
Understanding Your Fund Expenses
January 31, 2023 (Unaudited)
As a shareholder of the First Trust Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Municipal High Income ETF (FMHI)
Actual	$1,000.00	$990.00	0.60%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	0.60%	$3.06

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.8%
	Alabama – 2.6%
$1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	$1,343,195
2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	2,004,058
500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 6/01/29)	5.25%	02/01/53	536,535
1,000,000	Columbia AL Indl Dev Brd Pollcontrol Rev Var Ref AL Pwr Co Proj, Ser A (a)	1.35%	12/01/37	1,000,000
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,428,148
800,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1 (Mandatory put 08/01/28)	5.00%	05/01/53	838,753
				8,150,689
	Arizona – 3.1%
780,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (b)	5.00%	07/01/39	782,087
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A (b)	5.00%	07/15/39	734,877
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (b)	5.00%	12/15/39	402,207
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (b)	4.00%	07/01/27	1,227,147
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (b)	4.00%	07/15/51	390,357
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/41	856,778
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (b)	4.00%	12/15/51	784,166
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (b)	5.00%	07/15/40	486,928
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	475,229
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (b)	5.00%	07/01/54	934,053
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (b)	4.00%	12/01/51	1,592,128
100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	104,417
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	6.75%	11/15/42	1,046,499
				9,816,873
	Arkansas – 0.9%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Green Bond United States Steel Corp Proj, AMT (b)	5.45%	09/01/52	3,001,695
	California – 5.7%
1,250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	1,267,902
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/46	224,941
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Green Bond, Ser A (b)	5.00%	11/15/51	221,510
850,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (b)	5.00%	07/01/38	827,694
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (b)	5.50%	06/01/38	455,690
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	219,789
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	$1,304,258
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	992,125
1,250,000	CA St Poll Control Fin Auth Wtr Furnishing Rev Plant Bonds, AMT (b)	5.00%	07/01/37	1,253,464
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (b)	5.00%	10/01/42	1,052,865
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (b)	5.00%	12/01/33	571,463
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Social Bonds, Ser A-2 (b)	4.00%	07/01/56	1,220,122
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Social Bonds, Ser A-2 (b)	4.00%	07/01/56	394,134
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,063,774
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (b)	5.00%	10/01/42	303,088
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	427,987
400,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/41	379,945
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	1,060,663
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	2,101,543
1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	911,701
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,843,922
				18,098,580
	Colorado – 8.6%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	941,120
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	884,646
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	509,103
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	852,415
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	479,753
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (b)	5.00%	12/15/45	1,020,314
1,500,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A	5.00%	05/15/49	1,227,834
500,000	CO St Hlth Facs Auth Hosp Rev Aberdeen Ridge, Ser A	5.00%	05/15/58	389,884
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,287,703
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	938,898
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (c) (d)	5.25%	11/01/32	306,250
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,321,443
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,272,041
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,327,461
1,000,000	Denver CO City & Cnty Var Ref, Ser A3, COPS (a)	1.25%	12/01/31	1,000,000
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	502,319
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/41	1,562,890
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (b)	5.00%	12/01/51	1,291,261
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,406,233
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	964,585
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	465,528
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	492,640

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	$1,003,487
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	740,606
500,000	Murphy Creek Met Dist #5 CO Sr Bonds, Ser A	6.00%	12/01/52	497,200
500,000	Peak Met Dist #1 CO, Ser A (b)	4.00%	12/01/35	431,583
1,000,000	Peak Met Dist #1 CO, Ser A (b)	5.00%	12/01/41	936,978
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (b)	5.00%	12/15/41	1,499,903
500,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	447,875
785,000	Siena Lake Met Dist CO	3.25%	12/01/31	670,436
500,000	Siena Lake Met Dist CO	4.00%	12/01/51	378,050
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	487,197
				27,537,636
	Connecticut – 3.5%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	286,348
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,039,682
540,000	CT St Hlth & Eductnl Facs Auth Rev McLean Issue, Ser A (b)	5.00%	01/01/55	506,499
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,804,858
800,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	4.00%	07/01/37	807,710
1,250,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	1,413,114
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (b)	5.00%	04/01/39	2,502,900
480,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (b)	4.00%	04/01/36	434,085
550,000	Steel Point Infra Impt Dist CT Spl Oblig Rev Steelpointe Harbor Proj (b)	4.00%	04/01/41	469,642
				11,264,838
	Delaware – 0.2%
473,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (b)	5.00%	07/01/28	478,198
	District of Columbia – 0.3%
880,000	DC Rev Rocketship DC Oblig Grp, Ser A (b)	5.00%	06/01/41	872,641
	Florida – 14.0%
500,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at The Univ of FL Inc Proj	4.00%	10/01/40	426,523
445,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/41	374,243
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (b)	4.00%	07/01/51	403,752
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	202,795
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	309,903
750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/41	627,634
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (b)	4.00%	10/01/51	772,501
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	648,764
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (b)	3.63%	05/01/40	490,226
2,650,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,271,154
2,855,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,274,417
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	981,907
1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (b)	4.00%	06/30/56	1,018,746
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (b)	4.00%	06/01/41	$791,809
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Assmnt Area 1 Proj (b)	4.00%	05/01/40	435,320
2,175,000	Gainesville FL Utilities Sys Rev Var Ref Remk, Ser A (a)	1.22%	10/01/26	2,175,000
1,060,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	944,170
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (b)	4.00%	05/01/40	872,334
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	754,425
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,065,027
2,575,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	2,567,264
1,500,000	LTC Ranch West Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,190,170
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,631,817
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,739,306
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT (e)	5.00%	10/01/36	1,103,634
2,245,000	Miami-Dade Cnty FL Wtr & Swr Rev Sub	5.00%	10/01/46	2,449,394
1,250,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	997,038
1,520,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,417,632
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,136,283
465,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	471,120
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (b)	5.88%	01/01/33	1,529,828
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	433,139
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	606,725
2,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,792,128
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (b)	5.00%	03/01/30	254,977
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (b)	5.25%	11/01/39	495,490
750,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	598,223
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (b)	3.50%	06/15/41	2,049,231
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,070,869
230,000	Villamar CDD FL Spl Assmnt (d)	4.00%	05/01/29	226,200
1,190,000	Wildblue CDD FL Spl Assmnt (b)	4.25%	06/15/39	1,070,005
				44,671,123
	Georgia – 4.3%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	1,006,756
1,775,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	1,996,901
1,100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, Ser 1 (a)	1.45%	07/01/49	1,100,000
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	55,340
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,470,720
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser B (b)	5.00%	01/01/36	467,884
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	426,117
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30) (e)	5.00%	06/01/53	2,654,996

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	$1,753,954
1,285,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,293,147
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,002,477
350,000	Muni Elec Auth Of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	404,993
				13,633,285
	Guam – 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	256,000
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	159,557
				415,557
	Illinois – 4.1%
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	312,909
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,740,406
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,039,320
750,000	Chicago IL Chicago Works, Ser A	5.50%	01/01/40	815,647
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	428,354
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	410,224
515,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/25	481,247
65,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	65,395
100,000	IL St	5.00%	04/01/24	102,462
250,000	IL St	5.50%	05/01/26	268,835
200,000	IL St	5.00%	06/01/27	211,512
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	264,890
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	264,334
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	103,641
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	313,692
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	152,062
2,000,000	IL St, Ser C	5.00%	11/01/29	2,136,894
545,000	IL St, Ser D	5.00%	11/01/24	564,528
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (b)	4.82%	01/01/41	1,540,803
				13,217,155
	Indiana – 2.4%
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (b)	5.30%	01/01/32	225,377
2,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	1,989,099
1,360,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,402,696
750,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/41	825,980
2,000,000	IN St Fin Auth Hosp Rev Var Parkview Hlth Sys Remk, Ser B (a)	1.30%	11/01/39	2,000,000
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (g)	5.25%	07/01/28	202,905
595,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	500,139
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$600,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	$531,138
				7,677,334
	Kansas – 0.7%
650,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	619,652
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	214,238
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (b)	5.75%	09/01/39	1,218,680
				2,052,570
	Kentucky – 0.3%
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (b)	4.45%	01/01/42	845,627
230,000	KY St Univ KY St Univ Proj, COPS, BAM	4.00%	11/01/41	233,158
				1,078,785
	Louisiana – 1.0%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,434,037
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	227,456
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (b)	6.35%	07/01/40	1,088,315
500,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (b)	6.10%	12/01/40	542,946
				3,292,754
	Maine – 0.2%
1,000,000	ME St Fin Auth Green Bond Go Lab Madison, LLC Proj, AMT (b)	8.00%	12/01/51	702,030
	Maryland – 1.5%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,034,488
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	2.95%	06/01/27	164,078
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.05%	06/01/28	170,090
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.15%	06/01/29	182,334
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (b)	3.20%	06/01/30	171,011
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (b)	4.63%	07/01/43	879,521
1,150,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj	5.00%	07/01/50	1,188,060
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,115,254
				4,904,836
	Massachusetts – 1.4%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,078,741
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (b)	5.00%	11/15/28	533,225
1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	959,987
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	950,045
				4,521,998
	Michigan – 0.1%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	308,512
100,000	Detroit MI Social Bonds, Ser A	5.00%	04/01/46	99,472
				407,984

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota – 0.5%
$150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (g)	3.80%	08/01/27	$146,065
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	106,955
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	708,712
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	505,277
				1,467,009
	Missouri – 0.2%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	80,092
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	515,474
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,147
				605,713
	Nebraska – 0.5%
1,425,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	1,440,706
	Nevada – 0.3%
195,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	191,055
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A (b)	5.00%	07/15/37	702,864
				893,919
	New Hampshire – 0.5%
2,000,000	Natl Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (b)	3.75%	07/01/45	1,616,730
	New Jersey – 0.5%
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	102,829
430,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	430,054
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	615,753
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	560,197
				1,708,833
	New Mexico – 0.4%
535,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	3.75%	05/01/28	507,041
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.00%	05/01/33	446,476
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (b)	4.25%	05/01/40	426,617
				1,380,134
	New York – 5.1%
1,000,000	Build NYC Resource Corp NY Rev Social Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,055,336
1,250,000	Dutchess Cnty NY Loc Dev Corp Rev Ref Bard Clg Proj, Ser A (b)	5.00%	07/01/40	1,257,639
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	641,188
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,628,115
2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	2,313,649
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,637,028
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	447,682
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	$1,000,010
865,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	892,081
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	432,105
2,810,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	2,644,545
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	106,130
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (b)	5.00%	07/01/56	775,349
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	476,194
				16,307,051
	North Carolina – 2.1%
2,250,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs For The Aging Ref, Ser A	4.00%	03/01/41	1,817,384
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	653,253
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,749,310
715,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	600,008
1,000,000	Wake Cnty NC Indl Facs & Poll Control Fing Auth Ref Duke Energy Progress	4.00%	06/01/41	1,000,510
				6,820,465
	North Dakota – 0.2%
520,000	Horace ND Ref	3.00%	05/01/36	454,506
	Ohio – 3.4%
4,920,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Ser B-2, Class 2	5.00%	06/01/55	4,698,618
1,000,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (b)	4.00%	12/01/55	850,239
2,000,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (b)	5.00%	07/01/49	1,827,735
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	956,643
1,300,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (a)	1.95%	01/15/51	1,300,000
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (b)	3.75%	12/01/31	428,741
900,000	Washington Cnty OH Hosp Rev Ref Memorial Hlth Sys Obligated Grp	6.63%	12/01/42	922,142
				10,984,118
	Oklahoma – 0.8%
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (b)	7.25%	09/01/51	2,624,296
	Oregon – 1.3%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	290,239
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	480,499
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,094,681
500,000	OR St Facs Auth Rev Legacy Hlth Proj, Ser A	4.13%	06/01/52	486,186
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	782,344
				4,133,949

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania – 2.8%
$300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	$329,059
1,000,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	1,014,512
500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	503,167
1,030,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,006,030
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	100,875
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	251,622
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,061,724
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	229,046
1,700,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	1,429,950
1,000,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Ser A	5.00%	12/01/46	1,089,385
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,429
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/38	998,104
850,000	Philadelphia PA Auth For Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	635,370
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	213,552
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	109,879
				8,982,704
	Puerto Rico – 3.2%
2,000,000	Puerto Rico Cmwlth Hwy & Transprtn Auth Restructured Tol Restructured, Ser A	5.00%	07/01/62	1,930,000
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,718,299
2,500,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,277,252
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,566,486
1,605,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,582,534
				10,074,571
	South Carolina – 0.4%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	401,349
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	230,524
245,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	219,174
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	542,592
				1,393,639
	South Dakota – 0.2%
700,000	Lincoln Cnty SD Econ Dev Rev Ref Augustana Clg Assoc Proj, Ser A	4.00%	08/01/41	622,569
	Tennessee – 0.8%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Stdt Hsg CDFI Phase I	5.00%	10/01/23	25,202
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,512,600
				2,537,802
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas – 6.2%
$1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	$1,089,420
1,645,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	1,289,515
610,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref, Ser A	4.00%	08/15/41	513,912
2,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,056,166
625,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/42	705,569
556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (b)	4.25%	09/15/41	496,231
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,027,958
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,284,791
1,035,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	932,803
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.13%	09/01/29	246,388
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (b)	4.63%	09/01/39	483,888
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (b) (e)	4.50%	09/01/33	690,945
225,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (b)	4.35%	08/15/25	230,769
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (b)	4.00%	09/01/52	1,001,472
2,000,000	Lower Neches Vly TX Auth Indl Dev Corp Var Ref ExxonMobil Proj, Ser A (a)	1.20%	11/01/29	2,000,000
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	283,773
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	173,538
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/42	661,977
2,750,000	North Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (b)	5.00%	09/15/51	2,620,833
500,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dt #2 Proj (b)	5.13%	09/01/42	498,448
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	3.75%	09/15/31	207,126
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.13%	09/15/41	446,279
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (b)	4.25%	09/15/51	658,883
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	256,776
				19,857,460
	Utah – 4.8%
3,000,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (b)	4.00%	03/01/51	2,324,508
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (b)	5.75%	03/01/42	509,110
1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (b)	5.25%	02/01/40	893,926
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.25%	06/01/41	819,621
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (b)	4.50%	06/01/51	2,350,198
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,273,391
2,000,000	Murray City UT Hosp Rev Var IHC Hlth Svcs Inc, Ser A (a)	1.20%	05/15/37	2,000,000
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.13%	02/01/41	397,200
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (b)	4.38%	02/01/51	1,153,043
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (b)	5.00%	06/15/39	462,035
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (b)	5.00%	06/15/39	645,858

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah (Continued)
$1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (b)	5.63%	06/15/42	$1,614,491
				15,443,381
	Virginia – 0.9%
1,000,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Westminster Cantebury Richmond, Ser A	5.00%	10/01/42	1,078,270
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	720,239
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,029,368
				2,827,877
	Washington – 2.9%
560,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (b)	5.00%	01/01/32	585,327
2,000,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	2,115,059
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,082,811
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	854,920
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (b)	7.00%	07/01/45	2,292,863
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (b)	5.00%	07/01/50	676,598
975,929	WA St Hsg Fin Commn Social Ctf, Ser A-1	3.50%	12/20/35	920,425
700,000	WA St Mvft Vrf Go Bonds, Ser F	5.00%	06/01/43	786,923
				9,314,926
	West Virginia – 0.8%
2,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (b)	4.50%	06/01/50	1,578,946
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,007,026
				2,585,972
	Wisconsin – 4.0%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	4.00%	06/15/30	455,092
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/40	799,773
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (b)	5.00%	06/15/54	634,997
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (b)	4.00%	07/01/30	467,849
470,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	4.20%	07/15/27	462,127
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (b)	5.13%	07/15/37	376,394
250,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	251,772
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	200,258
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	168,578
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A	4.00%	12/01/41	1,299,083
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,004,014
1,310,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,318,299
1,000,000	Pub Fin Auth WI Rev Ref Roseman Univ of Hlth Sciences Proj (b)	4.00%	04/01/42	836,172
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (b)	6.85%	01/01/51	1,549,903
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	$1,865,644
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,110,466
				12,800,421
Total Investments – 97.8%	312,675,312
(Cost $324,245,906)
Net Other Assets and Liabilities – 2.2%	7,007,549
Net Assets – 100.0%	$319,682,861
Futures Contracts (See Note 2D - Futures Contracts in the Notes to Financial Statements):
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	119	Mar 2023	$ (14,423,172)	$(79,753)

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $91,619,824 or 28.7% of net assets.
(c)	This issuer is in default and interest is not being accrued by the Fund.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(e)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2023. Interest will begin accruing on the security’s first settlement date.
(f)	Zero coupon bond.
(g)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 312,675,312	$ —	$ 312,675,312	$ —

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$ (79,753)	$ (79,753)	$ —	$ —

*	See Portfolio of Investments for state and territory breakout.
**	Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $324,245,906)	$ 312,675,312
Cash	8,240,573
Cash segregated as collateral for open futures contracts	327,250
Receivables:
Interest	3,252,300
Investment securities sold	1,772,239
Total Assets	326,267,674
LIABILITIES:
Payables:
Investment securities purchased	6,370,487
Investment advisory fees	188,295
Variation margin	26,031
Total Liabilities	6,584,813
NET ASSETS	$319,682,861
NET ASSETS consist of:
Paid-in capital	$ 362,753,673
Par value	67,000
Accumulated distributable earnings (loss)	(43,137,812)
NET ASSETS	$319,682,861
NET ASSET VALUE, per share	$47.71
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	6,700,002

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2023 (Unaudited)
INVESTMENT INCOME:
Interest	$ 6,823,008
Total investment income	6,823,008
EXPENSES:
Investment advisory fees	1,092,783
Total expenses	1,092,783
Fees waived by the investment advisor	(155,286)
Net expenses	937,497
NET INVESTMENT INCOME (LOSS)	5,885,511
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,113,568)
Futures contracts	1,290,310
Net realized gain (loss)	(11,823,258)
Net change in unrealized appreciation (depreciation) on:
Investments	1,583,964
Futures contracts	516,560
Net change in unrealized appreciation (depreciation)	2,100,524
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,722,734)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,837,223)
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022
OPERATIONS:
Net investment income (loss)	$ 5,885,511	$ 9,675,790
Net realized gain (loss)	(11,823,258)	(17,058,308)
Net change in unrealized appreciation (depreciation)	2,100,524	(32,136,292)
Net increase (decrease) in net assets resulting from operations	(3,837,223)	(39,518,810)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,813,552)	(9,560,177)
Return of capital	—	(505,451)
Total distributions to shareholders	(5,813,552)	(10,065,628)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	81,024,511	234,880,882
Cost of shares redeemed	(90,645,849)	(129,802,313)
Net increase (decrease) in net assets resulting from shareholder transactions	(9,621,338)	105,078,569
Total increase (decrease) in net assets	(19,272,113)	55,494,131
NET ASSETS:
Beginning of period	338,954,974	283,460,843
End of period	$ 319,682,861	$ 338,954,974
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,900,002	5,000,002
Shares sold	1,750,000	4,450,000
Shares redeemed	(1,950,000)	(2,550,000)
Shares outstanding, end of period	6,700,002	6,900,002

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2018 (a)
		2022	2021	2020	2019
Net asset value, beginning of period	$ 49.12	$ 56.69	$ 51.93	$ 52.48	$ 50.32	$ 50.00
Income from investment operations:
Net investment income (loss)	0.90	1.50	1.59	1.64	1.69	1.15
Net realized and unrealized gain (loss)	(1.42)	(7.50)	4.83 (b)	(0.48)	2.27	0.30
Total from investment operations	(0.52)	(6.00)	6.42	1.16	3.96	1.45
Distributions paid to shareholders from:
Net investment income	(0.89)	(1.49)	(1.59)	(1.62)	(1.67)	(1.13)
Return of capital	—	(0.08)	(0.07)	(0.09)	(0.13)	—
Total distributions	(0.89)	(1.57)	(1.66)	(1.71)	(1.80)	(1.13)
Net asset value, end of period	$47.71	$49.12	$56.69	$51.93	$52.48	$50.32
Total return (c)	(1.00)%	(10.74)%	12.57% (b)	2.25%	8.05%	2.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 319,683	$ 338,955	$ 283,461	$ 111,650	$ 62,979	$ 27,677
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70% (d)
Ratio of net expenses to average net assets	0.60% (d)	0.55%	0.55%	0.55%	0.55%	0.55% (d)
Ratio of net investment income (loss) to average net assets	3.77% (d)	2.87%	3.00%	3.22%	3.44%	3.13% (d)
Portfolio turnover rate (e)	52%	79%	19%	89%	71%	74%

(a)	Inception date is November 1, 2017, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	The Fund received a reimbursement from the advisor in the amount of $469 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMHI” on The Nasdaq Stock Market LLC (“Nasdaq”). The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At January 31, 2023, the Fund held $4,449,575 of when-issued or delayed-delivery securities.
C. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2023, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$101.45	$201,395	$202,905	0.06%
Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj, 3.80%, 08/01/27	05/31/18	150,000	97.38	150,000	146,065	0.05
				$351,395	$348,970	0.11%
D. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contracts is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
Restricted cash segregated as collateral for futures contracts in the amount of $327,250 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2022, was as follows:
Distributions paid from:
Ordinary income	$19,097
Capital gains	—
Tax-exempt income	9,541,080
Return of capital	505,451
As of July 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(20,197,363)
Net unrealized appreciation (depreciation)	(13,289,674)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021 and 2022 remain open to federal and state audit. As of January 31, 2023, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, the Fund had $20,197,363 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the Fund had no net ordinary losses.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$324,245,906	$5,788,515	$(17,438,862)	$(11,650,347)
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below.
Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
Prior to November 1, 2022, the Fund paid First Trust an annual unitary management fee equal to 0.70% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until November 30, 2022. First Trust does not have the right to recover the fees waived. The Fee Waiver Agreement terminated on November 30, 2022. During the six months ended January 31, 2023, the Advisor waived fees of $155,286.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investments, excluding short term investments and in-kind transactions, were $154,114,240 and $164,220,781, respectively.
For the six months ended January 31, 2023, the Fund had no in-kind transactions.
5. Derivative Transactions
The following table presents the type of derivatives held by the Fund at January 31, 2023, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$ —	Unrealized depreciation on futures contracts*	$ 79,753
*Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2023, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.
Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$1,290,310
Net change in unrealized appreciation (depreciation) on futures contracts	516,560
During the six months ended January 31, 2023, the notional value of futures contracts opened and closed were $99,638,251 and $104,539,019, respectively.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the Statement of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees,

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.
8. Borrowings
The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $305 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Prior to October 30, 2022, the commitment amount was $280 million. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2023.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:
Effective March 1, 2023, the credit agreement with Scotia was amended, and the maximum commitment amount changed from $305,000,000 to $550,000,000.

Additional Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Amendment to the Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved the amendment (the “Amendment”) of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the First Trust Municipal High Income ETF (the “Fund”).
The Board approved the Amendment at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022. Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Amendment, the Board considered that the purpose of the Amendment is to modify the unitary fee rate for the Fund under the Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. The Board noted the Advisor’s representations that the quality and quantity of the services provided to the Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreement for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the continuation of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for the Fund and that the modified unitary fee rate schedule for the Fund under the Amendment would not be implemented until the expiration of the Fund’s contractual fee waiver. The Board considered that the effective unitary fee rate paid by the Fund under the Agreement after taking into account the contractual fee waiver is less than the effective unitary fee rate that the Fund would pay pursuant to the modified unitary fee rate schedule under the Amendment.
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of the Fund.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Short Duration Managed Municipal ETF (FSMB)

First Trust Ultra Short Duration Municipal ETF (FUMB)

Semi-Annual Report
For the Six Months Ended
January 31, 2023

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2023.
Given recent inflation data, the Federal Reserve’s (the “Fed”) monetary policy remains front and center in most discussions regarding the outlook of the U.S. economy. Annual revisions to the Consumer Price Index released on February 10, 2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian Wesbury, Chief Economist at First Trust. Additionally, “core” inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to 4.3% over the period. Furthermore, January’s 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S. consumer can remain healthy enough to help ward off an economic recession.
As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product (“GDP”). Crucially, recent data regarding consumer health has been mixed, in my opinion. On one hand, the Commerce Department reported that in December 2022, the U.S. savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December’s savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of 8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.
I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Short Duration Managed Municipal ETF (FSMB)
The First Trust Short Duration Managed Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund’s investment advisor seeks to construct a portfolio that has a weighted average duration of 1-3 years. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FSMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	Inception (11/1/18) to 1/31/23	Inception (11/1/18) to 1/31/23
Fund Performance
NAV	0.38%	-1.12%	1.63%	7.10%
Market Price	0.38%	-1.07%	1.64%	7.15%
Index Performance
Bloomberg Municipal Short (1-5) Year Index	0.32%	-0.35%	1.43%	6.20%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Insured	10.2%
Government Obligation Bond - Unlimited Tax	9.3
Hospital	9.2
Gas	9.1
Pre-refunded/Escrowed-to-maturity	8.9
Utility	8.8
Certificates of Participation	4.9
Industrial Development Bond	4.7
Water & Sewer	4.4
Airport	4.3
Higher Education	3.8
Dedicated Tax	3.5
Special Assessment	3.1
Continuing Care Retirement Communities	2.7
Government Obligation Bond - Limited Tax	2.1
Port	1.4
Education	1.3
Local Housing	1.2
Toll Road	1.1
Housing	1.1
Tobacco	0.6
Tax Increment	0.6
Student Loan	0.5
Mass Transit	0.4
Student Housing	0.0*
Cash	2.8
Total	100.0%

*	Amount is less than 0.1%.

Credit Quality(1)	% of Total Investments (including cash)
AAA	11.8%
AA	36.5
A	27.0
BBB	9.7
BB	2.3
B	0.3
Not Rated	7.6
SP-1+ (short-term)	0.1
SP-1/MIG1 (short-term)	1.2
SP-2/MIG2 (short-term)	0.7
Cash	2.8
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Short Duration Managed Municipal ETF (FSMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB)
The First Trust Ultra Short Duration Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. Under normal market conditions, the weighted average duration of the Fund’s portfolio is expected to be less than one year. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FUMB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	Inception (11/1/18) to 1/31/23	Inception (11/1/18) to 1/31/23
Fund Performance
NAV	0.76%	0.70%	1.03%	4.44%
Market Price	0.71%	0.70%	1.02%	4.39%
Index Performance
Bloomberg Municipal Short-Term Index	0.82%	1.24%	1.08%	4.65%
(See Notes to Fund Performance Overview on page 6.)
Sector Allocation	% of Total Investments (including cash)
Government Obligation Bond - Unlimited Tax	20.6%
Pre-refunded/Escrowed-to-maturity	15.9
Gas	8.5
Insured	6.2
Industrial Development Bond	6.1
Government Obligation Bond - Limited Tax	5.6
Certificates of Participation	5.4
Dedicated Tax	5.1
Hospital	4.7
Utility	4.4
Water & Sewer	3.7
Housing	3.6
Airport	2.5
Higher Education	1.8
Mass Transit	1.8
Student Loan	0.6
Port	0.3
Education	0.3
Continuing Care Retirement Communities	0.2
Tobacco	0.2
Local Housing	0.1
Special Assessment	0.1
Toll Road	0.1
Tax Increment	0.1
Cash	2.1
Total	100.0%
Credit Quality(1)	% of Total Investments (including cash)
AAA	10.1%
AA	31.2
A	24.3
BBB	9.1
BB	0.3
Not Rated	5.3
SP-1+ (short-term)	7.5
SP-1/MIG1 (short-term)	8.5
SP-2/MIG2 (short-term)	1.6
Cash	2.1
Total	100.0%

(1)	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB) (Continued)

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.

Performance in municipal bond investment strategies can be impacted from the benefits of purchasing odd lot positions. The impact of these investments can be particularly meaningful when funds have limited assets under management and may not be a sustainable source of performance as a fund grows in size.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the period since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Short Duration Managed Municipal ETF (“FSMB”) and the First Trust Ultra Short Duration Municipal ETF (“FUMB”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
Tom Byron, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Tom Byron has served as portfolio manager since 2022 and Johnathan N. Wilhelm has served as portfolio manager since 2018.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2023 (Unaudited)
As a shareholder of First Trust Short Duration Managed Municipal ETF or First Trust Ultra Short Duration Municipal ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period (a)	Expenses Paid During the Six-Month Period (b)
First Trust Short Duration Managed Municipal ETF (FSMB)
Actual	$1,000.00	$1,003.80	0.43%	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	0.43%	$2.19
First Trust Ultra Short Duration Municipal ETF (FUMB)
Actual	$1,000.00	$1,007.60	0.32%	$1.62
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	0.32%	$1.63

(a)	These expense ratios reflect expense waivers. See Note 3 in the Notes to Financial Statements.
(b)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.6%
	Alabama – 3.0%
$140,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/26	$148,112
130,000	Birmingham AL Spl Care Facs Fing Auth Hlthcare Fac Ref Children’s Hosp of AL	5.00%	06/01/27	137,581
250,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	04/01/25	252,545
130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	130,467
330,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	330,956
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj Rev Bonds, Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,037,100
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/26	1,584,772
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	490,994
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,247,637
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	105,419
245,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/28	258,424
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	517,799
1,815,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,823,699
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	275,502
225,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #1, Ser A (Mandatory put 04/01/24)	4.00%	04/01/49	225,617
10,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	10,021
1,335,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,338,149
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A	4.00%	10/01/25	504,468
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,002,596
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No. 3, Ser A-1	5.00%	12/01/26	526,875
				12,948,733
	Arizona – 1.4%
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/27	163,543
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Social Bonds, Ser B	5.00%	07/01/29	163,141
115,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	113,684
310,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/25	332,795
1,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/27	1,114,034
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,324,614
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company Remk, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	997,968
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	89,874
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	583,022
665,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	5.75%	11/15/25	673,798
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	$291,238
				5,847,711
	California – 4.4%
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	02/01/24	201,500
250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1	4.00%	08/01/24	253,128
250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Green Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	253,968
200,000	CA Sch Fin Auth Sch Fac Rev Kipp L.A. Proj, Ser A (a)	4.00%	07/01/23	200,540
25,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/23	25,221
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	51,283
605,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	605,357
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	417,945
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,008,112
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.00%	11/01/27	108,344
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,662,210
105,000	CA St Muni Fin Auth Sr Living Rev Mt San Antonio Gardens Proj, Ser A	5.00%	11/15/26	107,352
300,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	298,995
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 05/01/23) (a)	4.10%	08/01/23	1,000,019
500,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	509,052
40,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/23	40,113
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	50,333
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	80,792
325,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/24	325,532
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	356,696
265,000	Cathedral City CA Redev Agy Successor Agy Tax Allocation Rev Ref Sub Hsg Merged Redev Proj Area, Ser C	4.00%	08/01/23	266,529
115,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	3.00%	09/01/23	114,527
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	101,998
195,000	Hemet CA Unif Sch Dist Facs Dist Spl Tax Ref	4.00%	09/01/25	197,700
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/26	217,908
1,490,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/26	1,591,342
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	819,921
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	99,730
1,705,000	Milpitas CA Redev Agy Successor Agy Tax Allocation Ref Redev Proj Area #1	5.00%	09/01/28	1,819,375
200,000	Ontario Pub Fing Auth Lease Rev Capital Projs, AGM (Pre-refunded maturity 10/01/23)	5.38%	10/01/40	204,047
85,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/23	84,751
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	89,229
150,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dt #2003-1, Ser A-1, AGM	5.00%	09/01/26	163,346

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$195,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	3.00%	09/01/24	$192,197
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	256,118
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	59,097
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	68,508
85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	86,097
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	70,263
100,000	San Diego Cnty CA Regl Arpt Auth Subord Ref, Ser A	5.00%	07/01/24	103,698
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	147,817
200,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	202,107
150,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/25	152,003
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	407,587
1,500,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Sr Lien Ref, Ser A (Pre-refunded maturity 01/15/25)	5.00%	01/15/29	1,581,505
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	177,900
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	102,337
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,577,000
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfiel Impt Proj, Ser B	5.00%	06/01/34	250,293
				18,761,422
	Colorado – 2.7%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	522,391
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	116,099
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Acdmy Chrt Sch Proj	4.00%	11/01/23	100,827
2,590,000	CO St Hlth Facs Auth Hosp Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Forward refunding maturity 05/15/23)	5.00%	05/15/48	2,607,360
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	134,706
1,000,000	CO St Hlth Facs Auth Hosp Rev Ref Sanford Hlth, Ser A	5.00%	11/01/23	1,018,591
125,000	CO St Hlth Facs Auth Hosp Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	135,871
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	429,917
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	80,227
275,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	287,740
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,257,658
1,000,000	Copperleaf CO Met Dist #6, Ser A (Pre-refunded maturity 12/01/23)	5.25%	12/01/48	1,050,142
220,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/25	232,628
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	815,326
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/26	1,076,672
500,000	Eagle Cnty CO Sch Dist Re50 Jt Garfield & Routt Cnty	5.00%	12/01/30	549,456
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	$282,871
				11,698,482
	Connecticut – 2.4%
100,000	CT St	5.00%	08/01/31	106,279
235,000	CT St Green Bond, Ser F	5.00%	10/15/30	257,106
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	51,588
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	180,558
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	96,289
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	998,912
215,000	CT St Hlth & Eductnl Facs Auth Rev, Ser A	5.00%	07/01/30	241,646
365,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	389,623
165,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/33	171,481
2,000,000	CT St Spl Tax Oblig Rev Transptrn Infra, Ser A	5.00%	09/01/30	2,188,012
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	157,503
1,000,000	CT St, Ser 2021A	4.00%	01/15/26	1,048,445
1,000,000	CT St, Ser D	4.00%	08/15/29	1,054,655
1,500,000	E Hartford CT Hsg Auth Mf Hmultifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	1,520,949
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	318,674
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	149,974
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	211,563
25,000	Univ of CT CT Ref, Ser A	5.00%	03/15/27	26,981
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,066,453
75,000	Univ of CT CT, Ser A	5.00%	02/15/28	78,805
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	27,801
				10,343,297
	District of Columbia – 0.4%
480,000	DC Wtr & Swr Auth Pub Util Rev Ref Sub Lien, Ser C	5.00%	10/01/26	501,071
1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,171,821
250,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser B, AMT	5.00%	10/01/25	263,992
				1,936,884
	Florida – 7.2%
110,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	108,897
200,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	196,375
105,000	Alachua Cnty FL Hlth Facs Auth Ccrc Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	102,100
500,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	469,785
205,000	Berry Bay CDD FL Spl Assmt Rev Assmt Area 1	2.63%	05/01/26	193,670
250,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	252,340
1,125,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.25%	10/01/24	1,142,034
400,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/24	413,498
2,000,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc (Pre-refunded maturity 11/01/23)	6.13%	11/01/43	2,053,722
565,000	Cross Creek N CDD FL Spl Assmnt	3.40%	05/01/27	544,593
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	946,881
265,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	247,073

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$550,000	FL St Brd of Governors FL Intl Univ Dorm Rev Ref, Ser A, BAM	5.00%	07/01/27	$608,581
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	537,830
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	110,335
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	332,375
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	156,599
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	151,852
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/24	103,566
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj	4.00%	06/01/25	97,563
1,500,000	FL St Dev Fin Corp Var Brightline Passngr Rail Expan Proj Remk, Ser A, AMT (Mandatory put 04/04/23)	2.90%	12/01/56	1,499,122
220,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/30	238,649
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	813,582
125,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	122,640
310,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	301,269
1,500,000	Hillsborough Cnty FL Aviation Auth Tampa Intl, Ser A, AMT (Pre-refunded maturity 10/01/24)	5.00%	10/01/44	1,552,135
100,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	104,628
145,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj, Ser A-1	2.75%	05/01/26	138,335
255,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	267,323
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	443,250
720,000	Ltc Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	678,554
1,890,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	2,009,179
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT (b)	5.00%	10/01/30	4,499,539
405,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	381,687
370,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/24	366,655
380,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/25	369,902
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	372,102
25,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/31	25,983
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,818,980
165,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	153,059
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	103,282
2,000,000	Reedy Creek FL Impt Dist, Ser A (Pre-refunded maturity 06/01/23)	5.00%	06/01/38	2,017,201
80,000	Rhodine Road N CDD FL Spl Assmnt	3.50%	05/01/24	79,265
115,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/23	114,278
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	142,968
385,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/23	383,779
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	$369,150
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	233,241
200,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	188,077
375,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	348,469
285,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	268,594
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	31,116
425,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	394,756
735,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/24	736,245
375,000	V Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	354,427
120,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	123,430
250,000	Westside Haines City CDD Spl Assmnt Assmnt Area One Proj	2.50%	05/01/26	236,357
				31,050,877
	Georgia – 3.5%
915,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	960,894
1,500,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	1,475,253
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	98,035
100,000	Clayton Cnty GA & Clayton Cnty Wtr Auth Wtr & Sewage Rev Ref	5.00%	05/01/23	100,222
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	766,376
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/24	178,083
715,000	Madison Cnty GA Sch Dist Ref Capital Impt Proj, COPS	4.00%	05/01/25	735,976
120,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	121,474
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	247,190
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (b)	5.00%	06/01/29	2,128,461
2,815,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	2,870,300
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	836,192
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C	5.00%	09/01/26	521,564
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,298,178
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk 1st Ser	2.25%	07/01/25	964,902
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/30	231,425
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/26	216,363
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	456,062
150,000	Muni Elec Auth of GA Ref Subord General Resolution Projs, Ser A	4.00%	01/01/25	153,235
285,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/24	295,660
225,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/25	238,485
				14,894,330
	Guam – 0.2%
85,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev	5.00%	07/01/23	85,432
785,000	Guam Intl Arpt Auth Prerefunded Gen, Ser C, AMT, AGM (Pre-refunded maturity 10/01/23)	6.13%	10/01/43	801,901
				887,333

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Hawaii – 0.7%
$3,000,000	HI St Dept of Budget & Fin Spl Purp Rev Ref Hawaiian Elec Co Inc, Ser A, AMT	3.10%	05/01/26	$2,969,926
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	155,248
				3,125,174
	Illinois – 9.1%
150,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/23	145,923
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	120,074
175,000	Chicago IL Brd of Edu Green Bond, Ser E	5.13%	12/01/32	176,095
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	114,460
190,000	Chicago IL Brd of Edu Ref, Ser A, AMBAC	5.50%	12/01/23	193,992
1,000,000	Chicago IL Met Wtr Reclamation Dist Greater Chicago Ref, Ser C	5.00%	12/01/24	1,046,622
500,000	Chicago IL Mf Hsg Rev Var Covent Apartments Proj (Mandatory put 09/01/24)	4.00%	09/01/25	506,871
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	556,555
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien Ohare Intl Arpt, Ser C, AMT	5.00%	01/01/26	526,371
100,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/26	105,078
580,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser B	5.00%	01/01/27	608,745
140,000	Chicago IL O’Hare Intl Arpt Rev Sr Lien, Ser E	5.00%	01/01/25	146,811
540,000	Chicago IL Park Dist Ref Ltd Tax, Ser B	5.00%	01/01/28	549,095
125,000	Chicago IL Ref Proj, Ser A	5.00%	01/01/27	125,872
210,000	Chicago IL Ref Remk, 2003B	5.00%	01/01/26	214,587
100,000	Chicago IL Ref Remk, 2003B	5.13%	01/01/27	102,418
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	113,941
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	265,793
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	60,740
390,000	Chicago IL Wtrwks Rev 2nd Lien Proj	5.00%	11/01/27	402,117
1,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	1,618,069
150,000	Chicago IL, Ser A	5.00%	01/01/26	153,276
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	771,310
2,311,000	Gilberts IL Spl Svc Area #15 Spl Svc Area #15 Ref, AGM	5.00%	03/01/29	2,359,416
205,000	Glencoe IL, Ser A	3.00%	12/15/28	209,656
15,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	15,091
395,000	IL St	5.00%	05/01/23	397,142
125,000	IL St	5.00%	05/01/24	128,283
150,000	IL St	5.00%	05/01/27	153,352
195,000	IL St	5.00%	06/01/27	206,224
520,000	IL St	4.00%	01/01/31	526,816
345,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	355,797
1,265,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,315,667
1,975,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	2,172,675
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,187,616
1,695,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/30	1,775,688
1,500,000	IL St Fin Auth Rev Var Uchicago Medecine, Ser B2 (Mandatory put 08/15/27)	5.00%	08/15/52	1,644,363
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Berry Manor (Mandatory put 09/01/24)	4.00%	09/01/25	1,012,815
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,120,109
215,000	IL St Ref	4.00%	08/01/25	215,183
415,000	IL St Ref, Ser B	5.00%	03/01/25	431,866
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$80,000	IL St Sales Tax Rev First Ser, NATL-RE	6.00%	06/15/23	$80,798
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	517,196
180,000	IL St Toll Hwy Auth Sr, Ser B	5.00%	01/01/33	194,251
700,000	IL St, Ser C	5.00%	11/01/29	747,913
280,000	IL St, Ser D	5.00%	11/01/23	284,581
370,000	IL St, Ser D	5.00%	11/01/24	383,258
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	764,533
700,000	Macon Cnty IL Sch Dist #61, AGM	4.00%	12/01/25	728,829
1,045,000	Peoria IL Ref, Ser C, AGM	5.00%	01/01/27	1,135,464
495,000	Railsplitter IL Tobacco Stlmt Auth	5.00%	06/01/27	534,122
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,186,500
585,000	Sales Tax Securitization Corp IL Ref Sales Tax Securitiztn, Ser A	5.00%	01/01/29	644,564
2,750,000	Schaumburg IL Ref	4.00%	12/01/24	2,822,276
355,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	372,095
910,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/27	951,561
1,000,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/28	1,043,399
570,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/31	591,808
400,000	Univ of Illinois IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/27	418,891
				39,254,613
	Indiana – 3.5%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	115,223
2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	1,791,397
3,000,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	3,003,832
105,000	IN St Fin Auth Rev Bhi Sr Living, Ser A	4.00%	11/15/26	104,013
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	01/01/24	100,926
105,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/24	106,550
1,000,000	Rockport IN Poll Control Rev Ref Aep Generating Comp Proj Remk, Ser A	3.13%	07/01/25	992,870
1,000,000	Rockport IN Poll Control Rev Ref Aep Generating Company Proj Remk, Ser B	3.13%	07/01/25	992,870
3,610,000	Rockport IN Poll Control Rev Ref IN Mi Pwr Co Proj Remk, Ser A	3.05%	06/01/25	3,631,369
2,000,000	Whiting IN Envrnmntl Facs Rev BP Products N America Inc Proj, Ser A, AMT (Mandatory put 03/01/23)	5.00%	03/01/46	2,001,980
2,000,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	2,072,009
				14,913,039
	Iowa – 1.5%
2,305,000	Johnston IA Cmnty Sch Dist Infra Sales Svcs & Ref, AGM	8.35%	07/01/24	2,491,943
110,000	Pefa Inc IA Gas Proj Rev	5.00%	09/01/26	114,594
3,810,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	3,956,001
				6,562,538
	Kansas – 0.7%
280,000	Brown Cnty KS Horton Unif Sch Dist #430, BAM	4.00%	09/01/25	291,043
2,660,000	Johnson Cnty KS Unif Sch Dist#512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,695,435
				2,986,478
	Kentucky – 1.1%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	178,866

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(c)	10/01/25	$220,634
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	20,905
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	377,373
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	317,053
125,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	131,467
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	255,024
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	326,050
745,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	746,623
125,000	KY St Univ KY St Univ Proj, COPS, BAM	5.00%	11/01/26	136,347
325,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/28	347,881
160,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	170,890
570,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	608,061
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	213,055
380,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sub Safe Clean Waterways, BANS	4.00%	10/06/23	383,524
210,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/34	225,895
				4,659,648
	Louisiana – 1.2%
500,000	E Baton Rouge Parish LA Sales Tax Rev Ref Road & Street Impt	5.00%	08/01/28	527,168
150,000	LA St Univ & Agric & Mech Clg Ref Auxiliary, Ser A	5.00%	07/01/26	160,494
495,000	LA St, Ser A (Forward refunding maturity 02/01/24)	4.00%	02/01/29	501,781
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	21,418
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	470,989
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	103,608
150,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	159,240
550,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	582,954
2,100,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	2,057,926
550,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	520,891
				5,106,469
	Maryland – 0.9%
115,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/23	115,714
300,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/24	306,608
480,000	Howard Cnty MD Ref, Ser A	5.00%	08/15/24	499,783
1,000,000	MD St First Ser	4.00%	06/01/29	1,022,308
585,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlthcare Oblig Grp, Ser A	5.50%	01/01/26	619,752
1,000,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C (Pre-refunded maturity 05/15/23)	5.00%	05/15/38	1,007,136
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	109,138
				3,680,439
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts – 1.3%
$575,000	Chelmsford MA Wtr Dist Ref	3.00%	01/15/24	$578,166
645,000	Deerfield MA, BANS	2.25%	06/08/23	643,396
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Subord Sustainability Bonds, BANS	4.00%	05/01/25	2,075,544
1,000,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (a)	6.50%	11/15/43	1,029,162
575,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/24	589,383
500,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/25	521,628
				5,437,279
	Michigan – 2.0%
70,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/30	72,065
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	20,567
375,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	396,894
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	106,074
60,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	57,473
110,000	MI St Fin Auth Rev Ref Ascension Sr Credit Grp Remk, Ser E-1 (Mandatory put 08/15/24)	4.00%	11/15/44	112,832
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	86,176
155,000	MI St Fin Auth Rev Ref Hosp Mclaren Hlth Care, Ser A	5.00%	05/15/27	163,054
350,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D1, AGM	5.00%	07/01/28	368,980
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	1,029,636
500,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/32	514,396
1,680,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/29	1,735,229
1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Green Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	1,485,826
2,000,000	Oakland Univ MI Rev Gen, Ser A (Forward refunding maturity 03/01/23)	5.00%	03/01/38	2,003,088
235,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/29	242,469
270,000	Wayne Cnty MI Arpt Auth Rev Detroit Met Wayne Cnty Arpt, Ser C, AMT	5.00%	12/01/30	278,548
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	95,166
				8,768,473
	Minnesota – 2.7%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	666,169
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,256,002
200,000	Duluth MN Econ Dev Auth Rev Ref Benedictine Hlth Sys, Ser A	3.00%	07/01/24	196,492
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,874,377
1,000,000	Minneapolis MN Mf Rev Var Greenway Apartments Proj (Mandatory put 08/01/24)	2.70%	08/01/25	988,950
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,550,046
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,241,933
				11,773,969

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Mississippi – 0.4%
$225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	$219,719
1,500,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	1,499,874
				1,719,593
	Missouri – 1.5%
375,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/25	389,594
385,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/26	405,319
200,000	Jackson Cnty MO Spl Oblg Rirr Right of Way Proj	4.00%	12/01/27	209,162
635,000	Met Saint Louis MO Swr Dist Wstwtr Sys Rev Ref & Impt, Ser B (Forward refunding maturity 05/01/25)	5.00%	05/01/33	666,112
140,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	3.00%	08/01/23	138,864
305,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Bethesda Hlth Grp Inc Ref	4.00%	08/01/25	299,883
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	357,971
2,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Ssm Hlth Care, Ser A (Pre-refunded maturity 06/01/24)	5.00%	06/01/29	2,061,727
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/23	235,000
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/25	992,995
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	230,156
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	196,725
250,000	Springfield MO Spl Oblg Ref	4.00%	04/01/26	262,280
				6,445,788
	Montana – 0.1%
240,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/23)	3.90%	03/01/31	240,063
	Nebraska – 1.0%
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	70,838
2,290,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,315,239
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	347,401
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	436,544
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,274,953
				4,444,975
	Nevada – 0.5%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	136,915
500,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A, BAM	5.00%	06/15/30	554,265
300,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/24	290,679
225,000	Las Vegas NV Spl Impt Dist #616 Spl Impt Dist No 816 Summerlin Vlg 22	2.00%	06/01/26	206,988
285,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	288,558
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	289,919
500,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	494,212
				2,261,536
	New Hampshire – 0.0%
220,000	Natl Fin Auth NH Sr Living Rev Ref Springpoint Sr Living	4.00%	01/01/24	219,622
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey – 4.7%
$1,000,000	Casino Reinvestment Dev Auth NJ Luxury Tax Rev Ref, AGM	5.00%	11/01/29	$1,039,050
1,880,000	Cherry Hill Twp NJ	3.00%	08/15/25	1,914,601
3,000,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	3,016,416
1,000,000	NJ St	2.00%	06/01/24	991,880
2,000,000	NJ St	2.00%	06/01/29	1,888,872
250,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	274,678
1,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	1,015,869
255,000	NJ St Econ Dev Auth Ref, Ser A	4.13%	06/15/27	262,569
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	629,180
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	110,583
275,000	NJ St Econ Dev Auth Rev Ref, Ser XX	4.38%	06/15/27	284,727
335,000	NJ St Econ Dev Auth Rev, Ser WW (Pre-refunded maturity 06/15/25)	5.00%	06/15/34	348,212
1,000,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Pj	5.13%	09/15/23	1,004,819
1,000,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/23	1,008,595
655,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/25	688,401
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,111,823
200,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	215,207
1,000,000	NJ St Hsg & Mtge Fin Agy Rev Ref Sf Hsg, Ser D, AMT	4.00%	04/01/24	1,007,145
85,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	78,177
225,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/27	242,684
260,000	NJ St Transprtn Trust Fund Auth Ref Fed Hwy Reimb Nts, Ser A, GARVEE	5.00%	06/15/29	279,763
875,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/23	881,467
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/24	1,021,916
				20,316,634
	New Mexico – 0.7%
1,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	991,202
2,000,000	NM Fin Auth Rev Sub, Ser B	5.00%	06/15/24	2,072,656
				3,063,858
	New York – 3.6%
1,275,000	Hempstead NY Union Free Sch Dist for 2022-2023 St Aid, RANS	3.75%	06/30/23	1,278,615
155,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/30	171,107
350,000	Lackawanna NY Ref, Ser B, BAM	5.00%	11/01/25	374,398
125,000	Long Beach NY, Ser B	5.50%	07/15/25	132,184
200,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bond, Ser E-1	1.55%	05/01/23	199,390
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	2,017,354
1,350,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd General Resolution, Ser DD	5.00%	06/15/35	1,390,538
3,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (d)	1.50%	06/15/33	3,000,000
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	374,107

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$735,000	New York City NY Transitional Fin Auth Rev Ref Sub Future Tax Secured, Ser F, Subser F-1	5.00%	11/01/23	$749,490
200,000	New York City NY Transitional Fin Auth Rev Sub Future Tax Secured Fiscal 2017, Subser A-1	4.00%	05/01/31	209,236
1,000,000	NY NY Adj Fiscal 2020, Subser B-3 (d)	1.50%	10/01/46	1,000,000
570,000	NY NY Prerefunded, Subser F-1 (Pre-refunded maturity 03/01/23)	5.00%	03/01/37	571,185
1,000,000	NY NY Ref, Ser B-1	5.00%	08/01/24	1,039,094
270,000	NY St Transprtn Dev Corp Spl Fac Rev Laguardia Arpt Term B Redev Proj, Ser A-P3, AMT, AGM	4.00%	07/01/35	270,721
405,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	382,692
125,000	NY St Transprtn Dev Corp Spl Fac Rev Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser C	5.00%	12/01/25	132,805
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	188,820
340,000	Port Auth of NY & NJ NY Consol One Hundred Eighty Fifth Ref, AMT	4.00%	09/01/34	343,610
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,260,796
375,000	Westhill NY Centrl Sch Dist, BANS	4.00%	06/28/23	376,975
				15,463,117
	North Carolina – 2.6%
3,035,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth, Ser C (Mandatory put 03/01/23)	5.00%	01/15/48	3,040,859
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper CO Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	941,138
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	443,593
3,215,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	3,438,770
865,000	NC St Med Care Commn Retmnt Facs Rev Ref 1st Mtge Aldersgate	5.13%	07/01/23	873,699
1,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	1,535,221
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref Ser A, AMT	5.00%	05/01/29	190,830
580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	615,361
				11,079,471
	North Dakota – 0.6%
1,400,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,345,615
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/25	52,550
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth Sys Ref	5.00%	12/01/26	53,409
200,000	Horace ND Ref	3.00%	05/01/25	195,609
1,000,000	Larimore ND Loan Anticipation Temp Impt Bonds	0.85%	05/01/24	963,493
				2,610,676
	Ohio – 2.5%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	77,446
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,021,258
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	911,430
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	928,399
750,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	728,271
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	$2,569,807
870,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	891,734
1,000,000	OH St Hgr Eductnl Fac Commn Kenyon Clg Proj (Forward refunding maturity 07/01/23)	5.00%	07/01/37	1,009,131
1,500,000	OH St Hgr Eductnl Fac Commn Ref Case Western Reserve Univ Proj	5.00%	12/01/23	1,531,886
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	209,500
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	262,897
500,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (d)	1.95%	01/15/51	500,000
				10,641,759
	Oklahoma – 0.4%
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	325,431
1,000,000	Tahlequah OK Pub Facs Auth Sales Tax Rev, Ser B	3.25%	04/01/28	994,747
200,000	Tulsa OK Arpts Impt Trust Arpt, Ser A, AMT, AGM	4.00%	06/01/25	204,079
				1,524,257
	Oregon – 0.4%
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	282,693
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	138,835
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	261,934
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	266,975
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/25	103,994
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	105,494
680,000	Yamhill Cnty OR Hosp Auth Friendsview Temps 50, Ser B-3	1.75%	11/15/26	630,121
				1,790,046
	Pennsylvania – 5.5%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,509,500
315,000	Allegheny Vly PA Jt Sewage Auth Green Bond, BAM	4.00%	08/01/25	326,991
495,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/23	498,762
235,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/26	252,437
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	295,540
660,000	Dauphin Cnty PA Gen Auth Hlth Sys Rev Ref Pinnacle Hlth Sys Proj, Ser A	4.00%	06/01/32	676,131
265,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	5.00%	12/01/26	290,395
90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	93,440
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	185,191
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	411,778
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	179,092
50,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	50,759
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	77,153
75,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	78,075
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	527,185
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	81,087
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	153,818

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	$275,013
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Ele Util Corp Proj 2016 Remk, Ser B	2.63%	02/15/27	984,114
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	180,211
2,000,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	2,006,004
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	416,115
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	221,426
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	158,077
185,000	PA St 1st, Ser 2020	5.00%	05/01/29	214,904
180,000	PA St Econ Dev Fing Auth Rev Ref Upmc	4.00%	03/15/35	183,143
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,308,163
545,000	PA St Econ Dev Fing Auth Upmc Rev Ref, Ser A	5.00%	11/15/29	604,643
465,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	463,375
405,000	PA St Ref, Ser 1	5.00%	09/15/27	444,664
720,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/28	773,934
80,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	83,435
200,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	213,445
500,000	Philadelphia PA Arpt Rev Ref, Ser A	5.00%	07/01/23	504,877
825,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	4.00%	06/15/23	825,421
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	578,332
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	307,113
330,000	Philadelphia PA Auth for Indl Dev Temple Univ Rev Ref 1st, Ser 2015	5.00%	04/01/27	347,150
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	38,939
435,000	Philadelphia PA, Ser B	4.00%	08/01/35	442,694
1,200,000	Pittsburgh PA Wtr & Swr Auth Ref 1st Lien, Ser A	5.00%	09/01/23	1,217,007
1,000,000	Scranton PA Sch Dist Ref (b)	5.00%	12/01/23	1,016,025
820,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	868,115
325,000	Westmoreland Cnty PA Muni Auth Ref, BAM	5.00%	08/15/25	344,521
1,240,000	Wilkes-Barre PA Area Sch Dist, Ser B, BAM	5.00%	08/01/27	1,363,752
375,000	Wyoming PA Area Sch Dist Ref, Ser A, AGM	4.00%	11/01/24	385,522
				23,457,468
	Puerto Rico – 0.3%
798,657	Puerto Rico Cmwlth Restructured, Ser A, CABS	(c)	07/01/24	748,297
299,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	281,817
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	270,862
				1,300,976
	Rhode Island – 0.5%
1,670,000	Providence RI Pub Bldgs Auth Rev, Ser A, AGM	5.00%	09/15/30	1,896,784
445,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	470,163
				2,366,947
	South Carolina – 0.6%
1,000,000	Saxe Gotha Lexington Pub Facs Corp SC Rev Corley Mill Redev Proj Area, BANS	2.00%	03/17/23	998,668
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$850,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	$823,651
250,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/24	260,010
625,000	SC St Pub Svc Auth Rev Ref, Ser A	5.00%	12/01/30	663,232
				2,745,561
	South Dakota – 0.5%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	377,868
330,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	344,688
100,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/25	99,547
150,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	149,534
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	978,276
				1,949,913
	Tennessee – 2.2%
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	145,335
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	488,304
2,000,000	Montgomery Cnty TN Ref, Ser A	5.00%	04/01/24	2,060,773
300,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	09/01/25	304,748
500,000	Tennergy Corp TN Gas Rev, Ser A	4.00%	03/01/26	509,416
1,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,507,560
3,450,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	3,453,690
765,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	797,829
				9,267,655
	Texas – 12.0%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	262,492
150,000	Arlington Tx Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	166,600
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	163,777
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	528,193
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	258,277
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/33	514,494
2,000,000	Austin TX Ref	3.15%	09/01/28	2,030,431
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	125,271
320,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/25	328,258
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	259,081
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	300,172
290,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/27	309,269
250,000	Centrl TX Regl Mobility Auth Rev, Ser C	5.00%	01/01/27	265,960
150,000	Chisum TX Indep Sch Dist Ref Sch Bldg	5.00%	08/15/23	152,045
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	36,035
150,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	138,183
1,000,000	Collin Cnty TX Ref	4.00%	02/15/27	1,050,353
400,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/26	434,341
207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	192,519

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$100,000	Cypress Fairbanks TX Indep Sch Dist Ref Sch Bldg	5.00%	02/15/27	$108,175
1,000,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/30	1,024,818
1,000,000	Denton Cnty TX Hsg Fin Corp Var Pathway on Woodrow Apts (Mandatory put 02/01/25)	5.00%	02/01/26	1,036,987
1,005,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/26	1,094,327
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	316,001
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	332,419
265,000	Fort Bend Cnty TX Muni Util Dist #58, AGM	4.00%	04/01/25	273,901
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	921,011
1,250,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,238,321
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/25	610,725
585,000	Fort Bend TX Muni Util Dist #169 Contract Rev Road Facs, Ser B, BAM	4.00%	12/01/26	619,246
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	435,756
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	506,377
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,498,143
1,475,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	1,502,114
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,044,657
1,340,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	1,392,191
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Util Re Ref Teco Proj	5.00%	11/15/29	1,120,931
230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	251,736
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	267,698
100,000	Houston TX Arpt Sys Rev Ref Sub, Ser B	5.00%	07/01/26	108,970
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	925,162
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	220,104
625,000	Kingsville TX Ctfs Oblig, BAM	2.00%	08/01/23	622,083
975,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (Pre-refunded maturity 08/15/24) (a)	5.25%	08/15/35	1,015,031
1,300,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/23	1,318,348
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	431,856
435,000	Lower CO River TX Auth Trans Contract Rev Ref	5.00%	05/15/23	437,830
1,500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	1,470,788
200,000	Mcallen TX Indep Sch Dist Ref, Ser A	5.00%	02/15/23	200,187
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	280,605
440,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/25	463,745
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	482,650
400,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	377,160
140,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/36	150,000
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	47,941
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/26	1,072,373
150,000	N TX Tollway Auth Rev Ref Second Tier Bonds, Ser C	5.00%	01/01/27	163,978
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	107,371
1,000,000	N TX Tollway Auth Rev Ref, Ser A	5.00%	01/01/25	1,022,580
300,000	N TX Tollway Auth Rev Second Tier, Ser B	5.00%	01/01/27	327,957
10,000	N TX Tollway Auth Rev Unrefunded Ref 2nd Tier, Ser B	5.00%	01/01/24	10,023
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$635,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (a)	4.00%	08/15/25	$633,628
40,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	39,063
1,490,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev Chf Clegiate Hsg San Antonio I-Tx A&M Univ-San Antonio, Ser A (Pre-refunded maturity 04/01/26)	5.00%	04/01/48	1,607,814
50,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	49,841
1,280,000	Pasadena TX Indep Sch Dist Ref	5.00%	02/15/24	1,313,899
1,180,000	SA Energy Acq Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	1,231,822
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,075,475
500,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott and White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	533,195
700,000	TX St Muni Gas Acq & Sply Corp III Gas Sply Rev Ref	5.00%	12/15/25	726,895
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	507,874
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	365,201
4,000,000	Univ of Texas TX Permanent Univ Fnd Permanent Univ Fund Bonds, Ser A	5.00%	07/01/26	4,372,572
1,650,000	Univ of Texas TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,765,066
1,580,000	Univ of Texas TX Univ Revs, Ser D	5.00%	08/15/26	1,733,092
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	667,261
385,000	Wilbarger Creek TX Muni Util Dist #2, AGM	4.00%	09/01/26	406,502
				51,397,227
	Utah – 0.4%
1,745,000	Utah Cnty UT Hosp Rev Ihc Hlth Svcs Inc, Ser B-1 (Mandatory put 08/01/24)	5.00%	05/15/60	1,801,999
	Virginia – 2.1%
850,000	Chesapeake VA Econ Dev Auth Poll Control Rev VA Elec & Pwr Co Remk, Ser 2008A (Mandatory put 06/01/23)	1.90%	02/01/32	845,115
310,000	Hampton Roads VA Santn Dist Wstwtr Rev Prerefunded Sub, Ser A (Pre-refunded maturity 08/01/26)	5.00%	08/01/28	339,795
1,490,000	Loudoun Cnty VA, Ser B	4.00%	12/01/28	1,534,887
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,719,351
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/25	128,548
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	130,096
1,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/29	1,689,526
2,000,000	VA St Ref, Ser B	5.00%	06/01/23	2,017,402
445,000	VA St Res Auth Clean Wtr Rev Ref Revolving Fund, Ser B	4.00%	10/01/27	459,288
200,000	Wise Cnty VA Indl Dev Auth Sol Wst & Sewage Disp Rev VA Elec & Pwr Co Remk, Ser A (Mandatory put 05/31/24)	1.20%	11/01/40	193,258
				9,057,266
	Washington – 1.8%
1,315,000	King Cnty WA Swr Rev Ref, Ser B	5.00%	07/01/26	1,362,880
1,500,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/26	1,608,520
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	159,137
310,000	Tobacco Stlmt Auth WA Tobacco Stlmt Rev Ref	5.00%	06/01/23	312,446
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	109,046
300,000	WA St Hlthcare Facs Auth Seattle Cancer Care Alliance (a)	5.00%	12/01/26	323,946

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	$2,314,700
1,555,000	WA St, Ser B, COPS	5.00%	07/01/24	1,611,397
				7,802,072
	West Virginia – 0.7%
1,650,000	Kanawha Cnty WV Cnty Commn Stdt Hsg Rev WV Univ Fndtn Proj (Pre-refunded maturity 07/01/23) (a)	6.75%	07/01/45	1,678,097
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,510,539
				3,188,636
	Wisconsin – 1.8%
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	99,856
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	190,656
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Engery Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	4,071,828
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	282,362
605,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	596,462
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	315,899
325,000	Pub Fin Auth WI Rev Roseman Univ of Hlth Sciences Proj (a)	3.00%	04/01/25	314,653
465,000	Racine Cnty WI Ref, Ser A	1.00%	03/01/23	464,093
275,000	WI St Clean Wtr Rev Ref (Pre-refunded maturity 06/01/24)	5.00%	06/01/26	284,219
810,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	845,970
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	154,482
				7,620,480
	Wyoming – 0.3%
250,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.00%	06/01/26	270,710
755,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Powers Brd Ref Electrical System Proj	5.25%	06/01/37	870,784
				1,141,494
Total Investments – 97.6%	419,556,277
(Cost $422,081,276)
Net Other Assets and Liabilities – 2.4%	10,398,375
Net Assets – 100.0%	$429,954,652

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $14,036,727 or 3.3% of net assets.
(b)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2023. Interest will begin accruing on the security’s first settlement date.
(c)	Zero coupon bond.
(d)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 419,556,277	$ —	$ 419,556,277	$ —

*	See Portfolio of Investments for state and territory breakout.

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.8%
	Alabama – 3.0%
$480,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1	4.00%	06/01/24	$483,189
300,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A	5.00%	12/01/23	303,525
1,955,000	Black Belt Energy Gas Dist AL Gas Prepay Rev, Ser A (Mandatory put 12/01/23)	4.00%	12/01/48	1,960,661
400,000	Black Belt Energy Gas Dist AL Gas Proj Rev Gas Proj, Ser E	5.00%	06/01/23	402,283
525,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/23	532,578
385,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	06/01/24	393,505
625,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/24	643,188
200,000	Black Belt Energy Gas Dist AL Gas Sply Rev Ref, Ser D1	4.00%	06/01/23	200,484
2,750,000	Hlthcare Auth for Baptist Hlth AL Var Ref, Ser B (a)	2.33%	11/01/42	2,750,000
1,155,000	Lower AL Gas Dist Gas Proj Rev Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,160,536
350,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A	4.00%	06/01/23	350,732
1,095,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,097,583
500,000	SE Energy Auth AL Cmdy Sply Rev Proj #4, Ser B-1	5.00%	08/01/23	503,484
				10,781,748
	Alaska – 0.2%
500,000	AK St Indl Dev & Export Auth Rev Gtr Fairbanks Cmnty Hosp Fndtn Proj	5.00%	04/01/23	501,838
300,000	AK St, Ser A	5.00%	08/01/23	303,514
				805,352
	Arizona – 1.5%
2,000,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	05/01/23	2,011,632
1,740,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj Remk, AMT (Mandatory put 08/14/23)	2.70%	12/01/37	1,734,216
180,000	Glendale AZ Transprtn Excise Tax Rev Ref, AGM	5.00%	07/01/23	181,943
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Sch Proj	5.00%	07/01/23	302,280
150,000	Nthrn AZ Univ Ref Sys, BAM	5.00%	06/01/23	151,180
180,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (b)	5.75%	11/15/23	180,847
520,000	Salt Verde AZ Finl Corp Sr Gas Rev Sr	5.25%	12/01/23	526,438
255,000	Univ Med Ctr Corp AZ Hosp Rev (Pre-refunded maturity 07/01/23)	5.50%	07/01/26	258,220
				5,346,756
	California – 3.9%
3,000,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT, (Mandatory put 01/31/24)	3.65%	01/01/50	2,999,951
1,500,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser A, AMT (Mandatory put 05/01/23) (b)	4.10%	08/01/23	1,500,029
235,000	CA St Ref Various Purp	2.38%	02/01/23	235,000
425,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1	5.00%	06/01/23	428,783
335,000	Long Beach CA Bond Fin Auth Nat Gas Pur Rev, Ser A	5.25%	11/15/23	339,653
2,000,000	Los Angeles CA Trans	4.00%	06/29/23	2,013,399
2,000,000	Los Angeles Cnty CA Trans	4.00%	06/30/23	2,015,894
710,000	Riverside Cnty CA Trans	5.00%	06/30/23	717,723
1,000,000	San Diego CA Unif Sch Dist Trans, Ser A	4.00%	06/30/23	1,006,289
1,700,000	Sch Proj for Util Rate Reduction CA Nat Gas Pur Prog, RANS	4.00%	08/01/23	1,709,686
1,000,000	Univ of California CA Rev Gen, Ser AK (Mandatory put 05/15/23)	5.00%	05/15/48	1,007,460
				13,973,867
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado – 3.4%
$350,000	Adams & Arapahoe Cntys CO Jt Sch Dist #28J Aurora Ref	5.00%	12/01/23	$357,586
1,275,000	Arapahoe Cnty CO Sch Dist #5 Cherry Creek Ref & Impt, AGM	2.00%	12/15/23	1,271,011
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/23	406,092
2,750,000	CO St Hlth Facs Auth Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Forward refunding maturity 05/15/23)	5.00%	05/15/48	2,768,433
635,000	CO St Hlth Facs Auth Rev Frasier Meadows Retmnt Cmnty Proj, Ser B (Pre-refunded maturity 05/15/23)	5.00%	05/15/25	639,257
185,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	191,697
2,355,000	CO St Ref UCDHSC Fitzsimons Academic Projs, Ser A, COPS (Pre-refunded maturity 11/01/23)	5.00%	11/01/28	2,400,016
700,000	Denver City & Cnty CO Arpt Rev Ref, Ser C	5.00%	11/15/23	713,639
2,000,000	Denver CO Convention Ctr Hotel Auth Rev Ref Sr	5.00%	12/01/23	2,023,831
250,000	Leyden Rock Met Dist CO Ref, AGM	5.00%	12/01/23	254,961
1,000,000	Regl Transprtn Dist CO, Ser A, COPS (Pre-refunded maturity 06/01/23)	4.38%	06/01/39	1,006,060
				12,032,583
	Connecticut – 3.7%
1,100,000	Bridgeport CT Ref, Ser C	5.00%	02/15/23	1,100,955
900,000	CT St Hgr Edu Supplement Loan Auth Rev Chesla Ln Prog, Ser A, AMT	5.00%	11/15/23	917,030
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/23	101,004
225,000	CT St Ref, Ser B	5.00%	04/15/23	226,150
1,755,000	CT St Ref, Ser B	5.00%	04/15/23	1,763,968
2,500,000	CT St Ref, Ser H	5.00%	11/15/23	2,551,075
2,250,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra Purp, Ser B	5.00%	01/01/24	2,304,316
630,000	CT St Spl Tax Oblig Rev Transn Infra, Ser A	5.00%	08/01/23	638,288
2,500,000	Danbury CT, BANS	3.00%	07/13/23	2,503,339
30,000	Hamden CT, BAM	5.00%	08/15/23	30,377
1,080,000	New Haven CT, Ser A, AGM	5.00%	08/01/23	1,092,328
				13,228,830
	District of Columbia – 0.0%
125,000	DC Hosp Rev Ref Children’s Hosp	5.00%	07/15/23	126,365
	Florida – 5.2%
85,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/23	84,704
2,065,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT (Pre-refunded maturity 10/01/23)	5.13%	10/01/38	2,098,317
1,500,000	Collier Cnty FL Eductnl Facs Auth Rev Eductnl Facs Hodges Univ Inc (Pre-refunded maturity 11/01/23)	6.13%	11/01/43	1,540,291
500,000	Duval Cnty FL Sch Brd, Ser A, COPS	5.00%	07/01/23	504,960
1,500,000	FL St Dev Fin Corp Var Brightline Passngr Rail Expan Proj Remk, Ser A, AMT (Mandatory put 04/04/23)	2.90%	12/01/56	1,499,122
100,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Ref Priority Sub Arpt Facs, AMT	5.00%	10/01/23	101,306
445,000	Hollywood Beach FL Cmnty Dev Dist Rev CDD Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	452,201
325,000	Hollywood FL Cmnty Redev Agy Redev Rev Ref	5.00%	03/01/23	325,582
730,000	Jacksonville FL Spl Rev Ref, Ser D	5.00%	10/01/23	741,958
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	183,457

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	Miami FL Spl Oblg Prerefunded Ref (Pre-refunded maturity 03/01/23) (b)	5.00%	03/01/30	$2,003,993
100,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Univ of Miami, Ser A	4.00%	04/01/23	100,228
95,000	Miami-Dade Cnty FL Sch Brd, Ser B, COPS (Pre-refunded maturity 02/01/23)	5.00%	02/01/30	95,000
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT (c)	5.00%	10/01/25	1,054,651
2,500,000	Miami-Dade Cnty FL Seaport Rev, Ser B, AMT (Pre-refunded maturity 10/01/23)	6.25%	10/01/38	2,559,205
400,000	Monroe Cnty FL Sch Dist Sales Tax Rev, AGM	5.00%	10/01/23	406,233
2,650,000	Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt Cmntys (Forward refunding maturity 08/01/23)	5.00%	08/01/41	2,754,247
750,000	Palm Beach Cnty FL Sch Brd, Ser B, COPS	5.00%	08/01/23	759,232
145,000	Sarasota Cnty FL Util Sys Rev (Pre-refunded maturity 10/01/23)	5.00%	10/01/38	147,510
515,000	Seminole Cnty FL Wtr & Swr Rev Ref, Ser A	5.00%	10/01/23	523,745
700,000	Tolomato FL CDD Ref, Ser A, AGM	3.00%	05/01/23	700,252
				18,636,194
	Georgia – 4.3%
1,025,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/23	1,033,425
480,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/23	489,355
1,800,000	Burke Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Vogtle Proj Remk, 4th Ser (Mandatory put 05/25/23)	2.25%	10/01/32	1,796,469
2,600,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (a)	1.75%	11/01/52	2,600,000
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	4.00%	12/01/23	502,967
650,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (c)	5.00%	06/01/24	661,418
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (c)	5.00%	06/01/25	565,985
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/23)	4.00%	04/01/48	2,008,079
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/24	510,090
1,105,000	Main Street Nat Gas Inc GA Gas Sply Rev, Subser C (Mandatory put 12/01/23)	4.00%	08/01/48	1,111,355
2,000,000	Met Atlanta GA Rapid Transit Auth Sales Tax Rev Ref, Ser A	4.00%	07/01/24	2,043,494
2,090,000	Richmond Cnty GA Brd of Edu	5.00%	10/01/23	2,127,299
				15,449,936
	Hawaii – 0.2%
575,000	Honolulu City & Cnty HI, Ser A	5.00%	10/01/23	584,955
	Illinois – 5.1%
230,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/24	233,791
600,000	Chicago IL Ref, Ser A	5.00%	01/01/24	607,447
1,500,000	Chicago IL Transit Auth Capital Grant Recpts Rev Ref 5337 St of Good Repair Formula Funds	5.00%	06/01/23	1,510,802
165,000	Chicago IL Wtr Rev Second Lien	5.00%	11/01/23	165,311
1,250,000	Cook Cnty IL Ref, Ser A	5.00%	11/15/23	1,269,546
450,000	DuPage Cnty IL High Sch Dist #88 Ref	4.00%	01/15/24	456,690
460,000	IL St	5.00%	05/01/23	462,495
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/23	182,435
250,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	257,824
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$2,000,000	IL St Fin Auth Rev Rehab Institute of Chicago, Ser A (Forward refunding maturity 07/01/23)	6.00%	07/01/43	$2,023,929
1,500,000	IL St Hsg Dev Auth Rev Var Social Bonds, Ser H (Mandatory put 12/01/23)	3.47%	10/01/53	1,505,628
100,000	IL St Ref	4.00%	08/01/25	100,085
440,000	IL St, BAM	5.50%	07/01/24	445,933
1,290,000	IL St, Ser A	5.00%	03/01/23	1,292,305
250,000	IL St, Ser A	5.00%	04/01/23	250,907
290,000	IL St, Ser D	5.00%	11/01/24	300,391
1,240,000	McLean & Woodford Cntys IL Cmnty Unit Sch Dist #5 Ref, Ser A	4.00%	12/01/23	1,253,262
1,805,000	Mount Vernon IL Ref, BAM	4.00%	12/15/23	1,827,097
2,500,000	Schaumburg IL Ref	4.00%	12/01/23	2,525,708
1,465,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/23	1,467,720
				18,139,306
	Indiana – 3.2%
2,250,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 03/01/23)	3.40%	05/01/34	2,250,127
3,500,000	IN St Fin Auth Envrnmntl Rev Var Ref Fulcrum Centerpoint LLC Proj, AMT (Mandatory put 11/15/23)	4.50%	12/15/46	3,504,470
1,000,000	IN St Fin Auth Rev Priv Activity OH River Bridges E End Xing P3 Proj, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/40	1,008,923
2,000,000	IN St Fin Auth Rev Priv Activity OH River Bridges E End Xing P3 Proj, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/48	2,017,847
275,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/24	281,336
2,325,000	Johnson Cnty IN	5.50%	12/31/23	2,379,217
100,000	La Porte IN Wtrwks Rev, AGM	4.00%	07/01/23	100,414
				11,542,334
	Iowa – 1.0%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Green Bond Gevo Nw Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	983,567
2,500,000	Sioux City IA Cmnty Sch Dist Sch Infra Sales Svcs & Ref, BAM	3.00%	10/01/23	2,507,446
				3,491,013
	Kansas – 2.0%
150,000	Burlington KS Envrn Impt Rev Ref Kansas City Pwr & Light Co Proj Remk, Ser A	2.95%	12/01/23	149,953
1,500,000	KS St Dept of Transprtn Hwy Rev Ref, Ser A	2.75%	09/01/23	1,499,955
150,000	KS St Dev Fin Auth Rev, Ser G (Pre-refunded maturity 04/01/23)	5.00%	04/01/29	150,599
2,045,000	Lawrence KS Nts, Ser I	5.00%	05/01/23	2,057,824
3,000,000	Leawood KS Temp Nts, Ser 1	3.00%	09/01/23	3,003,529
320,000	Wichita KS Hlthcare Facs Rev Ref & Impt Larksfield Place, Ser III (Pre-refunded maturity 12/15/23)	5.50%	12/15/25	328,208
				7,190,068
	Kentucky – 4.1%
1,130,000	KY St Asset/Liability Commn Agy Fund Rev Ref Proj Nts Hwy Trust Fund 1st, Ser A, GARVEE	5.00%	09/01/23	1,146,409
505,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/23	511,717
2,500,000	KY St Property & Bldgs Commn Rev Ref Proj #112, Ser B	5.00%	11/01/23	2,542,737
2,500,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/23	2,512,790
165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	165,491

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$2,500,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	$2,505,595
650,000	KY St Turnpike Auth Econ Dev Road Rev Revitalization Projs, Ser A (Pre-refunded maturity 07/01/23)	5.00%	07/01/27	656,880
1,595,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser B (Mandatory put 10/01/23)	5.00%	10/01/47	1,610,369
2,255,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sub Safe Clean Waterways, BANS	4.00%	10/06/23	2,275,912
610,000	Univ of Louisville KY Rev, Ser B, BAM	5.00%	09/01/23	617,795
				14,545,695
	Louisiana – 3.1%
1,000,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Var American Biocarbon Ct LLC Proj Remk, AMT (Mandatory put 08/01/23)	3.85%	12/01/46	1,000,484
480,000	LA St, Ser A	5.00%	03/01/23	480,994
1,540,000	LA St, Ser A (Pre-refunded maturity 05/15/23)	4.00%	05/15/30	1,547,081
125,000	LA Stadium & Exposition Dist LA Ref Sr, Ser A	5.00%	07/01/28	125,888
2,400,000	LA Stadium & Exposition Dist LA, BANS	4.00%	07/03/23	2,402,658
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,727
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	36,696
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	293,568
1,245,000	Port New Orleans LA Brd of Commissioners Port Fac Rev Ref, Ser B (Pre-refunded maturity 04/01/23)	5.00%	04/01/31	1,249,868
2,845,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj Remk, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	2,839,987
1,175,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	1,195,879
				11,188,830
	Maine – 0.2%
730,000	ME St Hlth & Hgr Eductnl Facs Auth Rev Estrn Maine Med Ctr Oblig Grp (Pre-refunded maturity 07/01/23)	5.00%	07/01/33	737,271
	Maryland – 1.8%
1,200,000	MD St Dept of Transprtn Consol Transprtn	5.00%	10/01/23	1,221,016
350,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Johns Hopkins Hlth, Ser C (Pre-refunded maturity 05/15/23)	5.00%	05/15/43	352,498
1,225,000	MD St Ref, Ser 2-C	5.00%	08/01/23	1,241,116
1,450,000	MD St Ref, Ser B	4.00%	08/01/23	1,461,948
2,000,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2017-Zf2407 (a) (b)	1.96%	01/01/25	2,000,000
				6,276,578
	Massachusetts – 1.5%
250,000	MA St Dev Fin Agy Hosp Rev Ref Cape Cod Hlthcare Oblig Grp (Pre-refunded maturity 11/15/23)	5.25%	11/15/41	255,509
1,025,000	MA St Dev Fin Agy Rev N Hill Cmntys, Ser A (Pre-refunded maturity 11/15/23) (b)	6.50%	11/15/43	1,054,891
1,500,000	MA St Eductnl Fing Auth Ref Issue, Ser J, AMT	5.00%	07/01/23	1,513,883
150,000	MA St Eductnl Fing Auth Sr, Ser B, AMT	5.00%	07/01/23	151,388
500,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/23	504,918
2,000,370	Pittsfield MA, BANS	2.00%	02/24/23	2,000,118
				5,480,707
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan – 0.8%
$560,000	MI St Hosp Fin Auth Ascension Hlth Credit Grp Remk, Ser A-4	5.00%	11/01/23	$570,369
300,000	MI St Hsg Dev Auth Sf Mtge Rev Social Bond, Ser A	0.30%	06/01/23	296,960
1,490,000	Oakland Univ MI Rev Gen, Ser A (Forward refunding maturity 03/01/23)	5.00%	03/01/38	1,492,301
545,000	Wayne Cnty MI Arpt Auth Rev Ref Junior Lien, Ser A	5.00%	12/01/23	555,362
				2,914,992
	Minnesota – 2.3%
600,000	Forest Lake MN Indep Sch Dist #831 Ref, Ser A, COPS	4.00%	04/01/23	601,306
305,000	Mankato MN, Ser A	5.00%	02/01/23	305,000
250,000	MN St Hsg Fin Agy Rental Hsg Bonds, Ser B	0.35%	02/01/23	250,000
1,250,000	MN St Rural Wtr Fin Auth Pub Projs Constr Notes	2.63%	12/01/23	1,241,933
2,500,000	MN St, Ser A	5.00%	09/01/23	2,538,339
2,220,000	Ramsey Cnty MN Ref, Ser A	5.00%	02/01/23	2,220,000
1,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Var Dale Street Proj (Mandatory put 06/01/24)	3.50%	12/01/25	1,000,928
				8,157,506
	Mississippi – 0.7%
400,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/26	412,000
100,000	MS St Dev Bank Spl Oblg Jackson Wtr & Swr Sys Proj, AGM	6.75%	12/01/32	102,940
2,000,000	MS St Hosp Equipment & Facs Auth Ref Adj Baptist Memorial Hlth Care Corp Remk, Ser A-2 (Mandatory put 08/30/23)	3.15%	09/01/36	1,999,832
				2,514,772
	Nebraska – 0.5%
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	151,795
1,425,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	1,440,706
				1,592,501
	Nevada – 1.1%
200,000	Clark Cnty NV Passenger Fac Charge Rev Ref Las Vegas McCarran Intl Arpt, Ser E	5.00%	07/01/23	202,059
1,000,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	1,009,176
735,000	Clark Cnty NV Sch Dist Ref, Ser A	5.00%	06/15/23	741,744
1,885,000	Yerington NV USDA Interim Debs	1.63%	11/01/23	1,863,180
				3,816,159
	New Jersey – 7.7%
100,000	Atlantic City NJ Brd of Edu Ref Sch Bd Res Fd, AGM	4.00%	04/01/23	100,242
1,352,000	Atlantic Cnty NJ	3.00%	03/15/23	1,352,884
2,660,000	Hudson Cnty NJ Impt Auth Loc Unit Loan Prog, Ser B-1	3.00%	08/04/23	2,666,888
2,500,000	Jersey City NJ, Ser A, BANS	5.00%	10/26/23	2,544,622
2,694,350	Kinnelon NJ, BANS	4.00%	09/29/23	2,714,384
2,000,000	Margate City NJ, BANS	4.50%	11/29/23	2,030,000
610,000	Newark NJ Ref, Ser A, AGM	5.00%	10/01/23	619,263
340,000	Newark NJ Ref, Ser B, AGM	5.00%	10/01/23	345,163
3,000,000	Newark NJ, Ser D, BANS	4.00%	09/29/23	3,016,416
700,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/23	703,501
1,000,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref, Subser A, BAM	5.00%	07/01/23	1,009,131
1,000,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser N-1, NATL-RE	5.50%	09/01/23	1,015,870
25,000	NJ St Econ Dev Auth Ref, Ser A, BAM	5.00%	06/15/23	25,215

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$630,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/23	$640,534
1,100,000	NJ St Econ Dev Auth Rev Prerefunded Ref Sch Facs Constr, Ser NN (Pre-refunded maturity 03/01/23)	5.00%	03/01/27	1,102,286
300,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/23	302,530
50,000	NJ St Econ Dev Auth Rev Sch Facs Constr, Ser KK	5.00%	03/01/23	50,073
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	103,442
255,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser B, AMT	5.00%	12/01/23	259,320
565,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser A	5.50%	12/15/23	578,414
180,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser B, AMBAC	5.25%	12/15/23	183,890
525,000	NJ St Transprtn Trust Fund Auth Transn Sys, Ser D	5.00%	12/15/23	535,225
2,500,000	Ocean City NJ, BANS	4.50%	10/17/23	2,532,423
875,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/23	881,467
2,000,000	Verona Twp NJ, BANS	5.00%	10/26/23	2,035,697
				27,348,880
	New Mexico – 0.6%
300,000	Albuquerque NM Met Arroyo Flood Control Auth	5.00%	08/01/23	303,887
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM San Juan Proj Remk, Ser D (Mandatory put 06/01/23)	1.10%	06/01/40	1,982,404
				2,286,291
	New York – 9.6%
100,000	Build NYC Res Corp NY Rev Acad Leadership Chrt Sch Proj	4.00%	06/15/23	100,074
2,000,000	Deposit NY Centrl Sch Dist, BANS	3.75%	09/08/23	2,012,887
2,000,000	E Ramapo NY Centrl Sch Dist, Ser A, RANS	3.00%	05/31/23	2,001,755
2,065,000	Elmira City NY Sch Dist, BANS	4.00%	06/23/23	2,077,053
2,400,000	Hempstead NY Union Free Sch Dist for 2022-2023 St Aid, RANS	3.75%	06/30/23	2,406,804
2,000,000	Indian River NY Centrl Sch Dist at Philadelphia, BANS	4.00%	06/28/23	2,009,801
250,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/23	253,572
370,000	Met Transprtn Auth NY Rev Transprtn, Ser A-1	5.00%	11/15/23	374,922
2,750,000	Met Transprtn Auth NY Rev, Ser A-1, BANS	5.00%	02/01/23	2,750,000
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,869,738
650,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Neighborhood Bonds, Ser E-2 (Mandatory put 07/03/23)	1.75%	05/01/59	645,267
1,630,000	New York City NY Hsg Dev Corp Rev, Ser A (Pre-refunded maturity 07/03/23)	5.00%	07/01/25	1,646,800
250,000	New York City NY Hsg Dev Corp Rev, Ser B2 (Pre-refunded maturity 07/03/23)	5.00%	07/01/25	252,577
2,000,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Ref Sub 2nd General Resolution, Ser DD (a)	1.50%	06/15/33	2,000,000
1,965,000	NY NY Adj Fiscal 2020, Subser B-3 (a)	1.50%	10/01/46	1,965,000
2,000,000	NY NY Prerefunded, Subser F-1 (Pre-refunded maturity 03/01/23)	5.00%	03/01/37	2,004,157
100,000	NY NY, Ser C	5.00%	08/01/23	100,221
1,185,000	NY St Dorm Auth Sales Tax Rev Ref Bidding Group 1, Ser C	5.00%	03/15/23	1,188,745
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	124,315
65,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	64,786
180,000	NY St Hsg Fin Agy Sustainability Bonds, Ser Q	1.35%	11/01/23	178,122
2,250,000	NY St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	2,251,568
175,000	NY St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	174,401
265,000	NY St Mtge Agy Rev, Ser 51	2.25%	10/01/23	264,092
245,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/23	246,679
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	260,916
580,000	Port Auth of NY & NJ NY Ref, Ser 207, AMT	5.00%	09/15/23	586,719
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$1,030,000	Rochester NY, Ser I, BANS	2.50%	03/01/23	$1,029,875
1,155,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser A, BANS	5.00%	08/15/24	1,197,979
2,095,525	Wappingers NY Centrl Sch Dist, BANS	4.00%	08/10/23	2,109,580
				34,148,405
	North Carolina – 1.6%
1,500,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth, Ser C (Mandatory put 03/01/23)	5.00%	01/15/48	1,502,896
3,205,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	3,280,256
900,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser B	5.00%	05/01/23	905,612
				5,688,764
	North Dakota – 0.4%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,441,731
50,000	Grand Forks ND Hlthcare Sys Rev Altru Hlth System Ref	5.00%	12/01/23	50,764
				1,492,495
	Ohio – 3.2%
135,000	American Muni Pwr OH Inc OH Rev Ref Combined Hydroelec Proj, Ser A	5.00%	02/15/23	135,112
175,000	American Muni Pwr OH Inc OH Rev Ref Prairie St Energy Cmps Proj, Ser A	5.00%	02/15/23	175,145
150,000	Butler Cnty OH Hosp Facs Ref UC Hlth	4.00%	11/15/23	151,365
555,000	Cloverleaf OH Local Sch Dist, COPS, BAM	3.00%	12/01/23	556,957
1,500,000	Franklin Cnty OH Rev Var Che Trinity Hlth Cred Grp Remk, Ser OH (Mandatory put 05/01/23)	3.30%	12/01/46	1,499,882
280,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	5.00%	08/01/23	282,988
1,000,000	NW OH Loc Sch Dist Hamilton & Butler Cntys Sch Impt (Pre-refunded maturity 12/01/23)	5.00%	12/01/45	1,021,258
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	485,514
1,500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser C, AMT (Mandatory put 10/01/24)	2.10%	04/01/28	1,456,542
1,000,000	OH St Hgr Eductnl Fac Commn Kenyon Clg Proj (Forward refunding maturity 07/01/23)	5.00%	07/01/37	1,009,131
645,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/24	659,449
1,500,000	OH St Turnpike Commn Junior Lien Infra Projs, Ser A-1	5.25%	02/15/39	1,501,474
2,500,000	Plain City OH, BANS	4.00%	09/28/23	2,517,044
				11,451,861
	Oklahoma – 0.5%
1,315,000	Tulsa OK	5.00%	03/01/23	1,317,690
500,000	Tulsa OK Arpts Impt Trust, Ser A, AMT, BAM (Pre-refunded maturity 06/01/23)	5.63%	06/01/43	504,903
				1,822,593
	Oregon – 1.4%
3,500,000	Crook Cnty OR Sch Dist (Pre-refunded maturity 06/15/23)	5.00%	06/15/37	3,531,720
1,360,000	OR St Dept of Transprtn Hwy User Tax Rev Sr Lien, Ser A	5.00%	11/15/23	1,388,536
105,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/23	105,179
				5,025,435

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania – 3.0%
$285,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Tobacco Master Stlmt Payment Bonds	5.00%	06/01/24	$293,531
55,000	Erie PA Hgr Edu Bldg Auth Aicup Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/23	55,165
1,250,000	Lancaster Cnty PA Sol Wst Mgmt Auth Sol Wst Disp Rev, Ser A (Pre-refunded maturity 12/15/23)	5.25%	12/15/28	1,280,483
235,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	5.00%	02/15/23	235,182
180,000	Monroeville PA Fin Auth Upmc Rev Ref, Ser B	3.50%	07/01/23	180,527
1,340,000	N Wales PA Wtr Auth Ref	3.00%	11/01/23	1,344,023
1,250,000	PA St	5.00%	10/01/23	1,270,809
2,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 05/01/23)	4.00%	08/01/45	2,000,038
335,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref, Subser B	4.00%	12/01/23	339,191
100,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/23	100,983
215,000	Philadelphia PA Ref, Ser A	5.00%	08/01/23	217,689
1,430,000	Philadelphia PA Sch Dist Ref, Ser F	5.00%	09/01/23	1,449,021
260,000	Philadelphia PA Sch Dist, Ser A	5.00%	09/01/23	263,458
255,000	Riverside PA Sch Dist Ref, BAM	3.00%	10/15/23	255,753
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	307,443
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	286,013
785,000	Scranton PA Sch Dist Ref (c)	5.00%	12/01/24	814,433
				10,693,742
	Rhode Island – 0.7%
1,500,000	RI St & Providence Plantations Ref Cons Cap Dev Ln, Ser 1	4.00%	10/15/23	1,516,268
1,000,000	RI St Convention Ctr Auth Rev Ref, Ser A	4.00%	05/15/23	1,004,022
				2,520,290
	South Carolina – 2.6%
2,500,000	Cnty Sq Redev Corp SC Installment Pur Rev Greenville Co SC Proj, BANS (c)	5.00%	02/09/24	2,554,566
2,750,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev, Ser A (Mandatory put 02/01/24)	4.00%	10/01/48	2,767,979
1,475,000	Saxe Gotha Lexington Pub Facs Corp SC Rev Corley Mill Redev Proj Area, BANS	2.00%	03/17/23	1,473,035
2,500,000	SC St Hsg Fin & Dev Auth Mtge Rev Mtge Rev Notes, Ser C	2.60%	09/01/23	2,498,942
				9,294,522
	South Dakota – 0.3%
980,000	SD St Eductnl Enhancement Funding Corp Tobacco Set, Ser B (Pre-refunded maturity 06/01/23)	5.00%	06/01/24	988,102
	Tennessee – 2.0%
5,000	Jackson TN Hosp Rev Prerefunded Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	5,020
220,000	Jackson TN Hosp Rev Unrefunded Ref Jackson Madison Cnty Hosp	5.00%	04/01/23	220,761
500,000	Memphis TN Hlth Eductnl & Hsg Fac Brd Mf Hsg Rev Var Memphis Towers Apts Proj Remk	3.40%	12/01/23	500,734
135,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/23	135,283
1,500,000	Tender Option Bond Trust Recpts / Ctfs Various States Floaters, Ser 2016-Xf1054 (a) (b)	1.74%	07/01/46	1,500,000
2,500,000	TN St Energy Acq Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	2,502,674
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$610,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/23	$615,285
910,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/24	929,170
860,000	TN St Energy Acq Corp Gas Rev, Ser C	5.00%	02/01/23	860,000
				7,268,927
	Texas – 7.3%
295,000	Aldine TX Indep Sch Dist Ref	5.00%	02/15/23	295,276
240,000	Arlington TX Hgr Edu Fin Corp Edu Rev Kipp TX Inc	5.00%	08/15/23	243,144
1,020,000	Arlington TX Wtr & Wstwtr Sys Rev, Ser A	5.00%	06/01/23	1,028,705
2,500,000	Austin TX Arpt Sys Rev Ref, AMT	5.00%	11/15/23	2,537,136
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	200,434
1,235,000	Bexar Cnty TX Hosp Dist Ctfs Oblig	5.00%	02/15/23	1,236,108
305,000	Brazoria Cnty TX Muni Util Dist #55, BAM	4.00%	09/01/23	307,049
700,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/23	707,832
150,000	Corsicana TX Ctfs Oblig	4.00%	02/15/23	150,054
250,000	Cotulla TX Indep Sch Dist	5.00%	02/15/23	250,223
965,000	Cypress Fairbanks TX Indep Sch Dist (Pre-refunded maturity 02/15/23)	5.00%	02/15/25	965,898
1,100,000	Dallas Cnty TX Util & Reclamation Dist Ref	5.00%	02/15/23	1,100,906
1,000,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser A	5.00%	11/01/23	1,018,441
805,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/23	817,092
1,320,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,307,667
490,000	Fort Worth TX Ref & Impt Gen Purp	5.00%	03/01/23	491,022
1,265,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	1,288,254
150,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	154,194
385,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser C	5.00%	05/15/23	387,828
175,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser D	5.00%	11/15/23	178,548
425,000	Kaufman Cnty TX Muni Util Dist #5, BAM	4.00%	03/01/23	425,399
1,135,000	Lower CO River TX Auth Trans Contract Rev Lcra Trans Svcs Corp Proj, Ser A	5.00%	05/15/23	1,142,385
195,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	196,269
575,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	578,741
280,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj	5.00%	05/15/23	281,822
500,000	Lower CO River TX Auth Trans Contract Rev Ref Lcra Trans Svcs Corp Proj, Ser A	5.00%	05/15/23	503,253
1,000,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref Remk, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	980,525
265,000	McLendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	266,328
1,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Waste Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 03/01/23)	3.50%	05/01/46	1,000,100
420,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/23	424,759
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	444,091
130,000	Newark Hgr Edu Fin Corp TX Edu Rev The Hughen Ctr Inc, Ser A	4.00%	08/15/23	130,669
300,000	NW Harris Cnty TX Muni Util Dist #5 Ref, BAM	4.00%	05/01/23	301,071
125,000	Splendora TX Indep Sch Dist Ref Sch Bldg, Ser B	5.00%	02/15/23	125,116
395,000	Stafford TX Econ Dev Corp Sales Tax Rev Ref, BAM	5.00%	09/01/23	400,552

See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$375,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Baylor Hlth Care Sys Proj, Ser A (Pre-refunded maturity 05/15/23)	4.00%	11/15/43	$376,670
220,000	Trinity River TX Auth Red Oak Creek Sys Rev Red Oak Creek System	5.00%	02/01/23	220,000
1,250,000	TX St A&M Univ Rev	5.00%	05/15/23	1,259,361
335,000	TX St Muni Gas Acq & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/23	341,077
1,800,000	Univ of Texas TX Univ Rev Ref, Ser H	5.00%	08/15/23	1,826,093
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	252,983
				26,143,075
	Utah – 0.2%
715,000	UT Cnty UT Hosp Rev Ref IHC Hlth Svcs Inc, Ser A	5.00%	05/15/23	719,526
105,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	4.00%	04/15/23	105,290
				824,816
	Virginia – 0.4%
850,000	Chesapeake VA Econ Dev Auth Poll Control Rev VA Elec & Pwr Co Remk, Ser 2008A (Mandatory put 06/01/23)	1.90%	02/01/32	845,115
100,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/23	100,405
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	177,846
385,000	VA St Pub Bldg Auth Pub Facs Rev, Ser A	5.00%	08/01/23	390,084
				1,513,450
	Washington – 1.7%
200,000	Centrl WA Univ Sys Rev, AGM	5.00%	05/01/23	201,187
1,865,000	King Cnty WA Rural Library Dist Ref	4.00%	12/01/23	1,890,955
1,500,000	King Cnty WA Swr Rev Ref & Impt, Ser B (Pre-refunded maturity 07/01/23)	5.00%	07/01/39	1,516,188
1,100,000	Port of Seattle WA Rev Intermediate Lien, AMT	5.00%	04/01/23	1,104,118
1,500,000	Tender Option Bond Trust Recpts / Ctfs Various States Putters, Ser 2020-Xm0883 (a) (b)	1.81%	03/01/28	1,500,000
				6,212,448
	Wisconsin – 2.7%
1,650,000	Fox Point & Bayside WI Jt Sch Dist #2 Prm Nts	3.50%	09/05/23	1,656,421
910,000	Milwaukee WI Promissory Nts, Ser N1	5.00%	02/01/23	910,000
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	421,455
380,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/23	381,264
490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	501,813
1,000,000	Onalaska WI Sch Dist, BANS	4.00%	07/26/23	1,002,663
65,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/23	65,042
1,794,000	Tender Option Bond Trust Recpts / Ctfs Various States Putters, Ser 2020-Xf2869 (a) (b)	1.88%	11/01/25	1,794,000
2,000,000	Waukesha WI, Ser C, NANS	3.00%	07/01/23	2,001,831
165,000	WI St Hlth & Eductnl Facs Auth Rev Ref Saint John’s Cmntys Inc, Ser B	3.00%	09/15/23	163,926
150,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/23	149,935
100,000	WI St Transprtn Rev Prerefunded, Ser 1 (Pre-refunded maturity 07/01/23)	5.00%	07/01/25	101,059
550,000	WI St, Ser A (Pre-refunded maturity 05/01/23)	5.00%	05/01/34	553,526
				9,702,935
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming – 0.1%
$470,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/23	$473,729

Total Investments – 98.8%	353,455,078
(Cost $354,201,299)
Net Other Assets and Liabilities – 1.2%	4,202,958
Net Assets – 100.0%	$357,658,036

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $11,533,760 or 3.2% of net assets.
(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2023. Interest will begin accruing on the security’s first settlement date.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 353,455,078	$ —	$ 353,455,078	$ —

*	See Portfolio of Investments for state breakout.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2023 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$ 419,556,277	$ 353,455,078
Cash	12,276,980	7,492,752
Receivables:
Interest	4,469,274	4,203,029
Fund shares sold	3,991,084	—
Investment securities sold	756,972	—
Total Assets	441,050,587	365,150,859
LIABILITIES:
Payables:
Investment securities purchased	10,900,646	7,357,932
Investment advisory fees	195,289	134,891
Total Liabilities	11,095,935	7,492,823
NET ASSETS	$429,954,652	$357,658,036
NET ASSETS consist of:
Paid-in capital	$ 435,423,379	$ 358,264,681
Par value	215,500	179,000
Accumulated distributable earnings (loss)	(5,684,227)	(785,645)
NET ASSETS	$429,954,652	$357,658,036
NET ASSET VALUE, per share	$19.95	$19.98
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	21,550,002	17,900,002
Investments, at cost	$422,081,276	$354,201,299
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2023 (Unaudited)
	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$ 4,391,942	$ 3,281,071
Total investment income	4,391,942	3,281,071
EXPENSES:
Investment advisory fees	1,026,313	735,221
Total expenses	1,026,313	735,221
Fees waived by the investment advisor	(232,733)	(208,049)
Net expenses	793,580	527,172
NET INVESTMENT INCOME (LOSS)	3,598,362	2,753,899
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,498,495)	50,607
Net change in unrealized appreciation (depreciation) on investments	2,537,051	48,030
NET REALIZED AND UNREALIZED GAIN (LOSS)	38,556	98,637
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,636,918	$ 2,852,536

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets
	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022
OPERATIONS:
Net investment income (loss)	$ 3,598,362	$ 2,383,019	$ 2,753,899	$ 1,091,207
Net realized gain (loss)	(2,498,495)	(715,285)	50,607	(222,475)
Net change in unrealized appreciation (depreciation)	2,537,051	(7,616,372)	48,030	(1,308,746)
Net increase (decrease) in net assets resulting from operations	3,636,918	(5,948,638)	2,852,536	(440,014)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(3,524,000)	(2,336,031)	(2,673,750)	(1,061,950)
Return of capital	—	(174,270)	—	—
Total distributions to shareholders	(3,524,000)	(2,510,301)	(2,673,750)	(1,061,950)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	138,655,261	199,500,283	71,672,570	157,813,719
Cost of shares redeemed	(11,780,529)	(18,005,523)	—	(35,979,272)
Net increase (decrease) in net assets resulting from shareholder transactions	126,874,732	181,494,760	71,672,570	121,834,447
Total increase (decrease) in net assets	126,987,650	173,035,821	71,851,356	120,332,483
NET ASSETS:
Beginning of period	302,967,002	129,931,181	285,806,680	165,474,197
End of period	$429,954,652	$302,967,002	$357,658,036	$285,806,680
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	15,100,002	6,200,002	14,300,002	8,200,002
Shares sold	7,050,000	9,800,000	3,600,000	7,900,000
Shares redeemed	(600,000)	(900,000)	—	(1,800,000)
Shares outstanding, end of period	21,550,002	15,100,002	17,900,002	14,300,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2019 (a)
		2022	2021	2020
Net asset value, beginning of period	$ 20.06	$ 20.96	$ 20.66	$ 20.48	$ 20.00
Income from investment operations:
Net investment income (loss)	0.18	0.21	0.27	0.38	0.34
Net realized and unrealized gain (loss)	(0.11) (b)	(0.88)	0.33	0.22	0.45
Total from investment operations	0.07	(0.67)	0.60	0.60	0.79
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.21)	(0.27)	(0.41)	(0.31)
Return of capital	—	(0.02)	(0.03)	(0.01)	—
Total distributions	(0.18)	(0.23)	(0.30)	(0.42)	(0.31)
Net asset value, end of period	$19.95	$20.06	$20.96	$20.66	$20.48
Total return (c)	0.38%	(3.19)%	2.92%	2.98%	3.98%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 429,955	$ 302,967	$ 129,931	$ 61,967	$ 19,454
Ratio of total expenses to average net assets	0.55% (d)	0.55%	0.55%	0.55%	0.55% (d)
Ratio of net expenses to average net assets	0.43% (d)	0.35%	0.43%	0.45%	0.45% (d)
Ratio of net investment income (loss) to average net assets	1.93% (d)	1.14%	1.33%	2.00%	2.23% (d)
Portfolio turnover rate (e)	24%	35%	16%	58%	66%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2019 (a)
		2022	2021	2020
Net asset value, beginning of period	$ 19.99	$ 20.18	$ 20.16	$ 20.10	$ 20.00
Income from investment operations:
Net investment income (loss)	0.16	0.10	0.12	0.25	0.26
Net realized and unrealized gain (loss)	(0.01) (b)	(0.19)	0.02	0.07	0.09
Total from investment operations	0.15	(0.09)	0.14	0.32	0.35
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.10)	(0.12)	(0.26)	(0.25)
Net realized gain	—	—	—	(0.00) (c)	—
Return of capital	—	—	—	(0.00) (c)	—
Total distributions	(0.16)	(0.10)	(0.12)	(0.26)	(0.25)
Net asset value, end of period	$19.98	$19.99	$20.18	$20.16	$20.10
Total return (d)	0.76%	(0.45)%	0.72%	1.61%	1.75%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 357,658	$ 285,807	$ 165,474	$ 83,661	$ 20,098
Ratio of total expenses to average net assets	0.45% (e)	0.45%	0.45%	0.45%	0.45% (e)
Ratio of net expenses to average net assets	0.32% (e)	0.25%	0.26%	0.35%	0.35% (e)
Ratio of net investment income (loss) to average net assets	1.69% (e)	0.56%	0.61%	1.20%	1.73% (e)
Portfolio turnover rate (f)	69%	79%	44%	149%	145%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of operations and is the date the initial creation units were established.
(b)	The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.
(c)	Amount is less than $0.01.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.
(e)	Annualized.
(f)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the following funds (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust:
First Trust Short Duration Managed Municipal ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (NYSE Arca ticker “FUMB”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
1)	benchmark yields;
2)	reported trades;
3)	broker/dealer quotes;
4)	issuer spreads;
5)	benchmark securities;
6)	bids and offers; and
7)	reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded futures contracts are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the fundamental business data relating to the issuer;
2)	an evaluation of the forces which influence the market in which these securities are purchased and sold;
3)	the type, size and cost of the security;
4)	the financial statements of the issuer;
5)	the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
6)	the information as to any transactions in or offers for the security;
7)	the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
8)	the coupon payments;
9)	the quality, value and salability of collateral, if any, securing the security; and
10)	other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2023, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Funds maintain liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At January 31, 2023, FSMB and FUMB held $7,644,025 and $5,651,053, respectively, of when-issued or delayed-delivery securities.
C. Futures Contracts
FSMB may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked to market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. The Fund did not hold any futures contracts at January 31, 2023.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid monthly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. A Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2022, was as follows:
	Distributions paid from Tax-Exempt Income	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$2,331,384	$ 4,647	$ —	$ 174,270
First Trust Ultra Short Duration Municipal ETF	1,060,324	1,626	—	—
As of July 31, 2022, the components of distributable earnings on a tax basis for each Fund were as follows:
	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$ —	$ (843,738)	$ (4,953,407)
First Trust Ultra Short Duration Municipal ETF	35,776	(220,145)	(780,062)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ended 2019, 2020, 2021, and 2022 remain open to federal and state audit. As of January 31, 2023, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, each Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains.
Non-Expiring Capital Loss Carryforward
First Trust Short Duration Managed Municipal ETF	$ 843,738
First Trust Ultra Short Duration Municipal ETF	220,145
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the Funds did not incur any net late year ordinary losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$ 422,081,276	$ 2,966,763	$ (5,491,762)	$ (2,524,999)
First Trust Ultra Short Duration Municipal ETF	354,201,299	407,226	(1,153,447)	(746,221)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Effective November 1, 2022, the annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the schedules below.
Breakpoints	FSMB	FUMB
Fund net assets up to and including $2.5 billion	0.55000%	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.41625%
Fund net assets greater than $10 billion	0.49500%	0.40500%
Prior to November 1, 2022, FSMB and FUMB paid First Trust an annual unitary management fee of 0.55% and 0.45% of FSMB’s and FUMB’s average daily net assets, respectively. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
Pursuant to two separate contractual agreements for each Fund, First Trust agreed to waive management fees of 0.20% of average daily net assets for each Fund until November 30, 2022. As of November 30, 2022, the waiver agreements terminated. First Trust does not have the right to recover the fees waived. During the six months ended January 31, 2023, the Advisor waived fees of $232,733 and $208,049 for FSMB and FUMB, respectively.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investment securities for each Fund, excluding short-term investments and in-kind transactions, were as follows:
	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$ 214,510,843	$ 84,314,199
First Trust Ultra Short Duration Municipal ETF	182,138,342	158,034,392

For the six months ended January 31, 2023, the Funds had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory Agreement
Board Considerations Regarding Approval of Amendment to the Investment Management Agreement
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved the amendment (the “Amendment”) of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of the following two series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Short Duration Managed Municipal ETF (FSMB)
First Trust Ultra Short Duration Municipal ETF (FUMB)
The Board approved the Amendment for each Fund at a meeting held on October 24, 2022.  As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendment at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022.  Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendment, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Amendment for each Fund, the Board considered that the purpose of the Amendment is to modify the unitary fee rate for each Fund under the Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by each Fund to the Advisor will be reduced as assets of such Fund meet certain thresholds.  The Board noted the Advisor’s representations that the quality and quantity of the services provided to each Fund by the Advisor under the Agreement will not be reduced or modified as a result of the Amendment, and that the obligations of the Advisor under the Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022.  The Board noted that in connection with such approval it had determined for each Fund, based upon the information provided, that the terms of the Agreement were fair and reasonable and that the continuation of the Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Board noted that the Advisor had previously agreed to waive a portion of its unitary fee for each Fund and that the modified unitary fee rate schedule for each Fund under the Amendment would not be implemented until the expiration of the Fund’s contractual fee waiver.  The Board considered that the effective unitary fee rate paid by each Fund under the Agreement after taking into account the contractual fee waiver is less than the effective unitary fee rate that the Fund would pay pursuant to the modified unitary fee rate schedule under the Amendment.
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendment are fair and reasonable and that the Amendment is in the best interests of each Fund.

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

First Trust Exchange-Traded Fund III
First Trust Merger Arbitrage ETF (MARB)

Semi-Annual Report
For the Six Months Ended
January 31, 2023

First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2023
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Merger Arbitrage ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s web page at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Letter from the Chairman and CEO
January 31, 2023
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Merger Arbitrage ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended January 31, 2023.
Given recent inflation data, the Federal Reserve’s (the “Fed”) monetary policy remains front and center in most discussions regarding the outlook of the U.S. economy. Annual revisions to the Consumer Price Index released on February 10, 2023, showed that prices climbed at a 3.3% annual rate in the last three months of 2022, not the 1.8% rate reported four weeks prior, according to Brian Wesbury, Chief Economist at First Trust. Additionally, “core” inflation, which excludes volatile food and energy prices, was also revised upwards from 3.1% to 4.3% over the period. Furthermore, January’s 2023 jobs data came in better than expected, with non-farm payroll employment rising by 517,000. It is precisely this situation: stubbornly high inflation, strong jobs growth and increasing interest rates, which has many pundits debating whether the typical U.S. consumer can remain healthy enough to help ward off an economic recession.
As many investors know, the consumer is an essential driver of economic growth in the U.S. On average, over the 15-year period ended October 1, 2022, consumer spending accounted for 67.8% of the U.S. gross domestic product (“GDP”). Crucially, recent data regarding consumer health has been mixed, in my opinion. On one hand, the Commerce Department reported that in December 2022, the U.S. savings rate rose to its highest level in seven months, coming in at 3.4%. On the other hand, while December’s savings rate was a welcome reversal from the declines suffered throughout 2021 and 2022, it could indicate that consumers are beginning to pull back on discretionary spending amidst a cloudier economic outlook, according to Bloomberg. Recent data shows that the average interest rate on U.S. credit cards rose to 19.07% in the fourth quarter of 2022, its highest level in over 50 years. Additionally, U.S. credit card debt reached a record $930.6 billion in the fourth quarter, jumping 18.5% year-over-year. Even so, debt service payments accounted for just 9.75% of disposable personal income in the third quarter of 2022. This figure is higher than its historic low of 8.33% set in 2021 but is also well below its peak of 13.17% set in 2007. In my view, it is worth keeping an eye on debt service payments. If higher payments lead to a decline in discretionary spending, it could negatively impact GDP.
I would like to take a moment to remind you that even though nearly three years have passed since the World Health Organization initially declared the coronavirus outbreak a global pandemic, the economic impact of worldwide lockdowns and the subsequent governmental stimulus is still very real. China, for example, only recently dropped its requirement that incoming travelers must quarantine before entering the country. In addition, the global economy has yet to fully absorb the impact of the fiscal policies enacted to jump start consumer spending in 2020, in my view. As evidence of this, each of the countries that comprise the G-10 currently has a headline inflation rate that stands well above its stated target. Central banks likely have more work to do, in my opinion.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,
James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Merger Arbitrage ETF (MARB)
The First Trust Merger Arbitrage ETF’s (the “Fund”) investment objective is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “MARB.”
Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/23	1 Year Ended 1/31/23	Inception (2/4/20) to 1/31/23	Inception (2/4/20) to 1/31/23
Fund Performance
NAV	1.30%	2.58%	0.43%	1.30%
Market Price	1.24%	2.63%	0.43%	1.29%
Index Performance
Hedge Fund Research Merger Arbitrage Index	1.74%	-0.09%	2.37%	7.26%
S&P 500® Index	-0.44%	-8.22%	9.11%	29.78%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under SEC rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Merger Arbitrage ETF (MARB)
Portfolio Sector Allocation	% of Total Investments - Long Positions
Financials	24.9%
Health Care	22.8
Information Technology	16.0
Communication Services	10.3
Real Estate	8.8
Industrials	7.9
Consumer Discretionary	4.9
Utilities	4.4
Energy	0.0*
Total	100.0%

*	Amount is less than 0.1%.

Portfolio Sector Allocation	% of Total Investments Sold Short
Financials	100.0%
Energy	0.0*
Total	100.0%

*	Amount is less than 0.1%.
Top Ten Investments - Long Positions	% of Net Assets
Umpqua Holdings Corp.	4.8%
Meridian Bioscience, Inc.	4.2
STORE Capital Corp.	4.1
First Horizon Corp.	3.7
ForgeRock, Inc., Class A	3.6
Cowen, Inc., Class A	3.0
MoneyGram International, Inc.	2.9
1Life Healthcare, Inc.	2.8
LHC Group, Inc.	2.7
Activision Blizzard, Inc.	2.6
Total	34.4%

Top Investments Sold Short	% of Net Assets
Columbia Banking System, Inc.	-4.8%
Sitio Royalties Corp., Class A	-0.0*
Total	-4.8%

*	Amount is less than 0.1%.

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance does not predict future performance.
Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter), is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2023 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Merger Arbitrage ETF (the “Fund” or “MARB”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
First Trust Capital Management L.P.
First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”) serves as the Fund’s investment sub-advisor. First Trust Capital Management is an SEC registered investment advisor, founded in 2013 and headquartered in Chicago, Illinois, that specializes in structuring and managing alternative investment, multi-manager, and multi-strategy mutual funds. First Trust Capital Management prides itself on its ability to combine rigorous research and risk management processes with disciplined portfolio construction and management.
Portfolio Management Team
Michael Peck, CFA – Chief Executive Officer and Co-Chief Investment Officer, First Trust Capital Management
Brian Murphy – Co-Chief Investment Officer and Portfolio Manager, First Trust Capital Management
Michael Grayson – Portfolio Manager, First Trust Capital Management
The portfolio managers are primarily and jointly responsible for the day to day management of the Fund. Each portfolio manager has served in such capacity for the Fund since 2020.

First Trust Merger Arbitrage ETF (MARB)
Understanding Your Fund Expenses
January 31, 2023 (Unaudited)
As a shareholder of the First Trust Merger Arbitrage ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2023.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value August 1, 2022	Ending Account Value January 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Merger Arbitrage ETF (MARB)
Actual	$1,000.00	$1,013.00	1.81%	$9.18
Hypothetical (5% return before expenses)	$1,000.00	$1,016.08	1.81%	$9.20

(a)	Expenses are equal to the annualized expense ratios as indicated in the table multiplied by the average account value over the period (August 1, 2022 through January 31, 2023), multiplied by 184/365 (to reflect the six-month period).

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
January 31, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 42.2%
	Air Freight & Logistics – 2.1%
20,070	Atlas Air Worldwide Holdings, Inc. (a) (b)	$2,051,355
	Banks – 8.5%
147,616	First Horizon Corp. (b)	3,650,543
259,409	Umpqua Holdings Corp. (b)	4,721,244
		8,371,787
	Biotechnology – 0.1%
4,631	Biohaven Ltd. (a)	88,406
	Capital Markets – 3.0%
75,965	Cowen, Inc., Class A (b)	2,953,519
	Electronic Equipment, Instruments & Components – 0.9%
6,010	Rogers Corp. (a) (b)	838,936
	Entertainment – 2.6%
33,097	Activision Blizzard, Inc.	2,534,237
	Gas Utilities – 2.0%
55,463	South Jersey Industries, Inc. (b)	2,001,660
	Health Care Equipment & Supplies – 4.2%
122,580	Meridian Bioscience, Inc. (a) (b) (c)	4,164,043
	Health Care Providers & Services – 6.2%
170,391	1Life Healthcare, Inc. (a) (b)	2,724,552
16,955	LHC Group, Inc. (a) (b)	2,689,063
25,057	Signify Health, Inc., Class A (a) (b)	713,122
		6,126,737
	Household Durables – 2.3%
49,278	iRobot Corp. (a)	2,217,510
	IT Services – 2.9%
266,263	MoneyGram International, Inc. (a) (b)	2,867,653
	Machinery – 1.6%
25,192	Altra Industrial Motion Corp.	1,538,475
	Media – 2.2%
108,686	TEGNA, Inc. (b)	2,166,112
	Oil, Gas & Consumable Fuels – 0.0%
635	PBF Energy, Inc., Class A	26,664
	Software – 3.6%
179,869	ForgeRock, Inc., Class A (a)	3,572,198
Shares	Description	Value

	Thrifts & Mortgage Finance – 0.0%
926	New York Community Bancorp, Inc.	$9,251
	Total Common Stocks	41,528,543
	(Cost $42,503,736)
REAL ESTATE INVESTMENT TRUSTS – 4.1%
	Equity Real Estate Investment Trusts – 4.1%
124,859	STORE Capital Corp.	4,021,708
	(Cost $3,942,002)
RIGHTS – 0.0%
	Pharmaceuticals – 0.0%
7,137	Contra Abiomed, Inc. (a) (c) (d) (e)	0
	(Cost $0)
	Total Investments – 46.3%	45,550,251
	(Cost $46,445,738)
COMMON STOCKS SOLD SHORT – (4.8)%
	Banks – (4.8)%
(153,882)	Columbia Banking System, Inc.	(4,756,493)
	Oil, Gas & Consumable Fuels – (0.0)%
(1)	Sitio Royalties Corp., Class A	(26)
	Total Investments Sold Short – (4.8)%	(4,756,519)
	(Proceeds $4,722,888)
	Net Other Assets and Liabilities – 58.5%	57,689,071
	Net Assets – 100.0%	$98,482,803

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2023, the segregated value of these securities amounts to $9,915,663.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures approved by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940 and rules thereunder, as amended. At January 31, 2023, securities noted as such are valued at $4,164,043 or 4.2% of net assets.
(d)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(e)	This security’s value was determined using significant unobservable inputs (see Note 2A – Portfolio Valuation in the Notes to Financial Statements).

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Health Care Equipment & Supplies	$ 4,164,043	$ —	$ 4,164,043	$ —
Other Industry Categories*	37,364,500	37,364,500	—	—
Real Estate Investment Trusts*	4,021,708	4,021,708	—	—
Rights*	—**	—	—	—**
Total Investments	$ 45,550,251	$ 41,386,208	$ 4,164,043	$—

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (4,756,519)	$ (4,756,519)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. Level 3 investments values are based on unobservable and non-quantitative inputs.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Assets and Liabilities
January 31, 2023 (Unaudited)
ASSETS:
Investments, at value (Cost $46,445,738)	$ 45,550,251
Cash	40,407,967
Restricted Cash	17,283,169
Receivables:
Dividends	62,790
Margin interest rebate	39,618
Total Assets	103,343,795
LIABILITIES:
Investments sold short, at value (proceeds $4,722,888)	4,756,519
Investment advisory fees payable	104,473
Total Liabilities	4,860,992
NET ASSETS	$98,482,803
NET ASSETS consist of:
Paid-in capital	$ 98,382,756
Par value	49,000
Accumulated distributable earnings (loss)	51,047
NET ASSETS	$98,482,803
NET ASSET VALUE, per share	$20.10
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,900,002

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Operations
For the Six Months Ended January 31, 2023 (Unaudited)
INVESTMENT INCOME:
Dividends	$ 821,299
Interest	428,334
Margin interest rebate	153,784
Other	82
Total investment income	1,403,499
EXPENSES:
Investment advisory fees	499,134
Dividend expense on investments sold short	225,621
Total expenses	724,755
NET INVESTMENT INCOME (LOSS)	678,744
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,322,708
In-kind redemptions	138,394
Investments sold short	(92,641)
Net realized gain (loss)	1,368,461
Net change in unrealized appreciation (depreciation) on:
Investments	(1,246,939)
Investments sold short	136,884
Net change in unrealized appreciation (depreciation)	(1,110,055)
NET REALIZED AND UNREALIZED GAIN (LOSS)	258,406
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 937,150
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statements of Changes in Net Assets
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended 7/31/2022
OPERATIONS:
Net investment income (loss)	$ 678,744	$ (171,542)
Net realized gain (loss)	1,368,461	237,811
Net change in unrealized appreciation (depreciation)	(1,110,055)	381,649
Net increase (decrease) in net assets resulting from operations	937,150	447,918
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(920,000)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	65,508,992	41,694,635
Cost of shares redeemed	(11,074,392)	(8,863,931)
Net increase (decrease) in net assets resulting from shareholder transactions	54,434,600	32,830,704
Total increase (decrease) in net assets	54,451,750	33,278,622
NET ASSETS:
Beginning of period	44,031,053	10,752,431
End of period	$98,482,803	$44,031,053
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,200,002	550,002
Shares sold	3,250,000	2,100,000
Shares redeemed	(550,000)	(450,000)
Shares outstanding, end of period	4,900,002	2,200,002

See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Financial Highlights
For a share outstanding throughout each period
	Six Months Ended 1/31/2023 (Unaudited)	Year Ended		Period Ended 7/31/2020 (a)
		7/31/2022	7/31/2021
Net asset value, beginning of period	$ 20.01	$ 19.55	$ 19.46	$ 20.01
Income from investment operations:
Net investment income (loss)	0.17	(0.24) (b)	(0.26)	(0.07)
Net realized and unrealized gain (loss)	0.12	0.70	0.35	(0.48)
Total from investment operations	0.29	0.46	0.09	(0.55)
Distributions paid to shareholders from:
Net investment income	(0.20)	—	—	—
Net asset value, end of period	$20.10	$20.01	$19.55	$19.46
Total return (c)	1.30%	2.35%	0.46%	(2.75)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$ 98,483	$ 44,031	$ 10,752	$ 12,649
Ratio of total expenses to average net assets	1.81% (d)	1.87%	2.23%	2.30% (d)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	1.25% (d)	1.25%	1.25%	1.25% (d)
Ratio of net investment income (loss) to average net assets	1.70% (d)	(1.23)%	(1.15)%	(1.71)% (d)
Portfolio turnover rate (e)	136%	246%	280%	137%

(a)	Inception date is February 4, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.
(d)	Annualized.
(e)	Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

Notes to Financial Statements
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Merger Arbitrage ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MARB” on NYSE Arca, Inc. The Fund represents a separate series of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
2)	the type of security;
3)	the size of the holding;
4)	the initial cost of the security;
5)	transactions in comparable securities;
6)	price quotes from dealers and/or third-party pricing services;
7)	relationships among various securities;
8)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
9)	an analysis of the issuer’s financial statements;
10)	the existence of merger proposals or tender offers that might affect the value of the security; and
11)	other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2023, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The United Kingdom’s Financial Conduct Authority (the “FCA”), which regulates the London Interbank Offered Rates (“LIBOR”), announced on March 5, 2021 that it intended to phase-out all LIBOR reference rates, beginning December 31, 2021. Since that announcement, the FCA has ceased publication of all non-USD LIBOR reference rates and the 1-week and 2-month USD LIBOR reference rates as of December 31, 2021. The remaining USD LIBOR settings will cease to be published or no longer be representative immediately after June 30, 2023. The International Swaps and Derivatives Association, Inc. (“ISDA”) confirmed that the FCA’s

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
March 5, 2021 announcement of its intention to cease providing LIBOR reference rates, constituted an index cessation event under the Interbank Offered Rates (“IBOR”) Fallbacks Supplement and the ISDA 2020 IBOR Fallbacks Protocol for all 35 LIBOR settings and confirmed that the spread adjustment to be used in ISDA fallbacks was fixed as of the date of the announcement.
In the United States, the Alternative Reference Rates Committee (the “ARRC”), a group of market participants convened by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York in cooperation with other federal and state government agencies, has since 2014 undertaken efforts to identify U.S. dollar reference interest rates as alternatives to LIBOR and to facilitate the mitigation of LIBOR-related risks. In June 2017, the ARRC identified the Secured Overnight Financing Rate (“SOFR”), a broad measure of the cost of cash overnight borrowing collateralized by U.S. Treasury securities, as the preferred alternative for U.S. dollar LIBOR. The Federal Reserve Bank of New York began daily publishing of SOFR in April 2018. There is no assurance that any alternative reference rate, including SOFR, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.
At this time, it is not possible to predict the full impact of the elimination of LIBOR and the establishment of an alternative reference rate on the Fund or its investments.
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with BNP Paribas Prime Brokerage International, Ltd. for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 85 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended January 31, 2023, the Fund had margin interest rebate of $153,784 as shown on the Statement of Operations. Restricted cash in the amount of $17,283,169, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of January 31, 2023.
D. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly by the Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
During the fiscal year ended July 31, 2022, no distributions were paid by the Fund.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
As of July 31, 2022, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(130,900)
Net unrealized appreciation (depreciation)	164,797
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable periods ended 2020, 2021, and 2022 remain open to federal and state audit. As of January 31, 2023, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2022, for federal income tax purposes, the Fund had $52,719 of capital loss carryforward available, to the extent provided by regulations, to offset future capital gains.
During the fiscal year ended July 31, 2022, the Fund utilized $215,101 of capital loss carryforwards.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2022, the Fund incurred and elected to defer net ordinary losses of $78,181.
As of January 31, 2023, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$41,722,850	$965,325	$(1,894,443)	$(929,118)
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees First Trust Capital Management L.P.’s (“First Trust Capital Management” or the “Sub-Advisor”) management of the Fund’s assets. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sales transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Effective November 1, 2022, the annual unitary management fee payable by the

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the schedule below.
Breakpoints
Fund net assets up to and including $2.5 billion	1.25000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.21875%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.18750%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.15625%
Fund net assets greater than $10 billion	1.12500%
Prior to November 1, 2022, the Fund agreed to pay First Trust an annual unitary management fee equal to 1.25% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.
In connection with the introduction of the breakpoints discussed above, the Fund’s investment sub-advisory agreement has been amended to reflect that the investment sub-advisory fee paid to First Trust Capital Management L.P., the Fund’s investment sub-adviser, is based on First Trust’s management fee. Accordingly, during any period in which First Trust’s management fee is reduced in accordance with the breakpoints described above, the investment sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee.
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 50% ownership interest in First Trust Capital Management L.P. through First Trust Capital Solutions L.P.
The Trust has multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund’s investments and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2023, the cost of purchases and proceeds from sales of investments, excluding short term investments, investments sold short and in-kind transactions were $64,331,045 and $68,779,814, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $11,427,234 and $11,291,589, respectively.
For the six months ended January 31, 2023, the cost of in-kind purchases and proceeds from in-kind sales were $28,051,836 and $5,152,946, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in large blocks of shares known as “Creation Units.” Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2023.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021. There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2023 (Unaudited)
have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED	NOT BANK GUARANTEED	MAY LOSE VALUE
Advisory and Sub-Advisory Agreements
Board Considerations Regarding Approval of Amendments to the Investment Management and Investment Sub-Advisory Agreements
The Board of Trustees of First Trust Exchange-Traded Fund III (the “Trust”), including the Independent Trustees, unanimously approved the amendment (the “Advisory Agreement Amendment”) of the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the amendment (the “Sub-Advisory Agreement Amendment” and together with the Advisory Agreement Amendment, the “Amendments”) of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and First Trust Capital Management L.P. (the “Sub-Advisor”) on behalf of the First Trust Merger Arbitrage ETF (the “Fund”).
The Board approved the Amendments at a meeting held on October 24, 2022. As part of the review process, the Board reviewed information and had preliminary discussions with the Advisor regarding the proposed Amendments at meetings held on April 18, 2022, June 12–13, 2022 and September 18–19, 2022. Following those preliminary discussions, the Board requested and received information from the Advisor regarding the proposed Amendments, and that information was considered at an executive session of the Independent Trustees and their counsel held prior to the October 24, 2022 meeting, as well as at the October meeting.
In reviewing the Advisory Agreement Amendment, the Board considered that the purpose of the Advisory Agreement Amendment is to modify the unitary fee rate for the Fund under the Advisory Agreement by introducing a breakpoint schedule pursuant to which the unitary fee rate paid by the Fund to the Advisor will be reduced as assets of the Fund meet certain thresholds. In reviewing the Sub-Advisory Agreement Amendment, the Board considered that the purpose of the Sub-Advisory Agreement Amendment is to modify the sub-advisory fee rate for the Fund under the Sub-Advisory Agreement to reflect the modification of the unitary fee rate schedule under the Advisory Agreement Amendment. The Board noted the Advisor’s representations that the quality and quantity of the services provided to the Fund by the Advisor under the Advisory Agreement and by the Sub-Advisor under the Sub-Advisory Agreement will not be reduced or modified as a result of the Advisory Agreement Amendment and the Sub-Advisory Agreement Amendment, and that the obligations of the Advisor under the Advisory Agreement and the obligations of the Sub-Advisor under the Sub-Advisory Agreement will remain the same in all respects.
The Board noted that it, including the Independent Trustees, last approved the continuation of the Advisory Agreement for a one-year period ending June 30, 2023 at a meeting held on June 12–13, 2022. The Board noted that in connection with such approval it had determined, based upon the information provided, that the terms of the Advisory Agreement were fair and reasonable and that the continuation of the Advisory Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
The Board also noted that it, including the Independent Trustees, approved the Sub-Advisory Agreement for an initial two-year period ending February 22, 2024 at a meeting held on September 12–13, 2021 and that shareholders of the Fund approved the Sub-Advisory Agreement at a meeting held on February 22, 2022. The Board noted that in connection with its approval it had determined, based upon the information provided, that the terms of the Sub-Advisory Agreement were fair and reasonable and that the approval of the Sub-Advisory Agreement was in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
Based on all of the information considered, the Board, including the Independent Trustees, unanimously determined that the terms of the Amendments are fair and reasonable and that the Amendments are in the best interests of the Fund.

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First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Capital Management L.P.
225 West Wacker Drive, Suite 2100
Chicago, IL 60606
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 6, 2023
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 6, 2023

* Print the name and title of each signing officer under his or her signature.